UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22019
First Trust Exchange-Traded AlphaDEX® Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices) (zip code)
W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.	SCHEDULE OF INVESTMENTS.

The Portfolios of Investments are attached herewith.

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Auto Components — 5.4%
61,929	Adient PLC (a)	$1,883,880
85,376	BorgWarner, Inc.	3,364,668
226,901	Gentex Corp.	4,776,266
156,135	Goodyear Tire & Rubber (The) Co.	3,288,203
43,971	Lear Corp.	5,843,746
13,102	Visteon Corp. (b)	1,035,582
		20,192,345

	Automobiles — 4.1%
526,419	Ford Motor Co.	5,027,301
108,469	General Motors Co.	3,968,881
26,878	Harley-Davidson, Inc.	1,027,277
76,178	Thor Industries, Inc.	5,305,036
		15,328,495

	Building Products — 0.5%
46,503	Fortune Brands Home & Security, Inc.	2,084,729

	Commercial Services & Supplies — 0.6%
40,791	KAR Auction Services, Inc.	2,322,640

	Distributors — 1.4%
76,868	LKQ Corp. (b)	2,096,190
21,890	Pool Corp.	3,190,468
		5,286,658

	Diversified Consumer Services — 3.9%
30,990	Bright Horizons Family Solutions, Inc. (b)	3,561,061
11,009	Graham Holdings Co., Class B	6,396,779
94,551	H&R Block, Inc.	2,509,384
55,079	Service Corp. International	2,284,126
		14,751,350

	Entertainment — 7.7%
60,570	Cinemark Holdings, Inc.	2,517,895
65,461	Liberty Media Corp.-Liberty Formula One, Class C (b)	2,165,450
99,813	Lions Gate Entertainment Corp., Class A (a)	1,912,417
117,059	Live Nation Entertainment, Inc. (b)	6,122,186
11,574	Madison Square Garden (The) Co., Class A (b)	3,201,600
6,511	Netflix, Inc. (b)	1,964,890
26,274	Twenty-First Century Fox, Inc., Class A	1,195,992
188,876	Viacom, Inc., Class B	6,040,254
31,226	Walt Disney (The) Co.	3,585,682
		28,706,366

	Food & Staples Retailing — 1.7%
27,143	Costco Wholesale Corp.	6,205,704

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 12.2%
28,295	Aramark	$1,016,356
475,052	Caesars Entertainment Corp. (a) (b)	4,080,697
76,352	Carnival Corp.	4,278,766
8,042	Chipotle Mexican Grill, Inc. (b)	3,701,974
14,615	Choice Hotels International, Inc.	1,072,741
32,837	Darden Restaurants, Inc.	3,498,782
12,388	Domino’s Pizza, Inc.	3,329,771
16,518	Dunkin’ Brands Group, Inc.	1,198,546
120,345	Extended Stay America, Inc.	1,959,217
15,077	Hilton Worldwide Holdings, Inc.	1,073,030
45,885	Hyatt Hotels Corp., Class A	3,175,242
61,547	Las Vegas Sands Corp.	3,140,743
9,218	Marriott International, Inc., Class A	1,077,492
174,464	MGM Resorts International	4,654,700
63,584	Norwegian Cruise Line Holdings Ltd. (b)	2,802,147
28,103	Royal Caribbean Cruises Ltd.	2,943,227
69,339	Yum China Holdings, Inc.	2,501,751
		45,505,182

	Household Durables — 7.6%
115,439	D.R. Horton, Inc.	4,151,186
17,378	Garmin Ltd.	1,149,729
27,805	Leggett & Platt, Inc.	1,009,600
52,143	Lennar Corp., Class A	2,241,106
27,769	Mohawk Industries, Inc. (b)	3,463,627
314,109	Newell Brands, Inc.	4,988,051
196,572	PulteGroup, Inc.	4,829,774
193,047	Toll Brothers, Inc.	6,497,962
		28,331,035

	Internet & Direct Marketing Retail — 4.6%
3,187	Amazon.com, Inc. (b)	5,092,858
9,337	Expedia Group, Inc.	1,171,140
287,097	Qurate Retail, Inc. (b)	6,298,908
43,186	Wayfair, Inc., Class A (b)	4,762,984
		17,325,890

	Leisure Products — 0.5%
18,167	Brunswick Corp.	944,502
11,572	Hasbro, Inc.	1,061,268
		2,005,770

	Media — 11.8%
36,708	AMC Networks, Inc., Class A (b)	2,150,355
5,508	Cable One, Inc.	4,933,736
21,181	CBS Corp., Class B	1,214,730
19,562	Charter Communications, Inc., Class A (b)	6,267,078
180,081	Comcast Corp., Class A	6,868,289
38,035	Discovery, Inc., Class A (b)	1,231,954
178,310	DISH Network Corp., Class A (b)	5,481,249

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
53,224	Interpublic Group of Cos. (The), Inc.	$1,232,668
40,178	John Wiley & Sons, Inc., Class A	2,179,255
75,637	Liberty Broadband Corp., Class C (b)	6,272,576
165,921	Tribune Media Co., Class A	6,306,657
		44,138,547

	Multiline Retail — 7.4%
33,406	Dollar General Corp.	3,720,761
59,704	Dollar Tree, Inc. (b)	5,033,047
65,318	Kohl’s Corp.	4,946,532
183,607	Macy’s, Inc.	6,295,884
81,413	Nordstrom, Inc.	5,354,533
27,605	Target Corp.	2,308,606
		27,659,363

	Professional Services — 0.3%
44,009	Nielsen Holdings PLC	1,143,354

	Road & Rail — 1.6%
17,872	AMERCO	5,834,851

	Specialty Retail — 21.9%
28,934	Advance Auto Parts, Inc.	4,622,496
117,200	AutoNation, Inc. (b)	4,744,256
4,715	AutoZone, Inc. (b)	3,458,311
46,014	Best Buy Co., Inc.	3,228,342
29,880	Burlington Stores, Inc. (b)	5,124,121
16,306	CarMax, Inc. (b)	1,107,340
179,729	Dick’s Sporting Goods, Inc.	6,357,015
71,640	Foot Locker, Inc.	3,377,110
168,787	Gap (The), Inc.	4,607,885
11,746	Home Depot (The), Inc.	2,065,886
40,178	L Brands, Inc.	1,302,571
42,411	Lowe’s Cos., Inc.	4,038,375
150,008	Michaels (The) Cos., Inc. (b)	2,377,627
14,014	O’Reilly Automotive, Inc. (b)	4,494,991
102,756	Penske Automotive Group, Inc.	4,560,311
49,129	Ross Stores, Inc.	4,863,771
9,440	Tiffany & Co.	1,050,672
56,916	TJX (The) Cos., Inc.	6,253,930
53,571	Tractor Supply Co.	4,922,639
17,265	Ulta Beauty, Inc. (b)	4,739,588
29,761	Urban Outfitters, Inc. (b)	1,174,369
55,575	Williams-Sonoma, Inc.	3,300,044
		81,771,650

	Textiles, Apparel & Luxury Goods — 6.7%
26,167	Columbia Sportswear Co.	2,362,357
39,244	Lululemon Athletica, Inc. (b)	5,522,808
53,266	Michael Kors Holdings Ltd. (b)	2,951,469
28,745	NIKE, Inc., Class B	2,157,025
25,285	PVH Corp.	3,054,175
87,172	Skechers U.S.A., Inc., Class A (b)	2,490,504

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
48,428	Tapestry, Inc.	$2,048,989
57,369	Under Armour, Inc., Class A (b)	1,268,428
39,083	VF Corp.	3,239,199
		25,094,954
	Total Common Stocks — 99.9%	373,688,883
	(Cost $379,730,905)

	Money Market Funds — 0.4%
1,010,713	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (c) (d)	1,010,713
271,601	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (c)	271,601
	Total Money Market Funds — 0.4%	1,282,314
	(Cost $1,282,314)

Principal Value	Description	Value

	Repurchase Agreements — 0.9%
$584,560	BNP Paribas S.A., 2.19% (c), dated 10/31/18, due 11/01/18, with a maturity value of $584,595. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $596,428. (d)	584,560
2,857,050	JPMorgan Chase & Co., 2.13% (c), dated 10/31/18, due 11/01/18, with a maturity value of $2,857,219. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $2,920,879. (d)	2,857,050
	Total Repurchase Agreements — 0.9%	3,441,610
	(Cost $3,441,610)

	Total Investments — 101.2%	378,412,807
	(Cost $384,454,829) (e)
	Net Other Assets and Liabilities — (1.2)%	(4,489,227)
	Net Assets — 100.0%	$373,923,580

See Notes to Portfolio of Investments

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $4,420,750 and the total value of the collateral held by the Fund is $4,452,323.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of October 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $27,720,230 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $33,762,252. The net unrealized depreciation was $6,042,022.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$373,688,883	$—	$—
Money Market Funds	1,282,314	—	—
Repurchase Agreements	—	3,441,610	—
Total Investments	$374,971,197	$3,441,610	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Consumer Staples AlphaDEX® Fund (FXG)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Beverages — 5.9%
302,411	Molson Coors Brewing Co., Class B	$19,354,304

	Food & Staples Retailing — 24.0%
98,778	Casey’s General Stores, Inc.	12,456,894
438,100	Kroger (The) Co.	13,037,856
678,524	Sprouts Farmers Market, Inc. (a)	18,245,510
174,105	Sysco Corp.	12,418,910
413,794	US Foods Holding Corp. (a)	12,070,371
131,204	Walgreens Boots Alliance, Inc.	10,466,143
		78,695,684

	Food Products — 56.1%
253,692	Archer-Daniels-Midland Co.	11,986,947
46,400	Bunge Ltd.	2,867,520
377,425	Conagra Brands, Inc.	13,436,330
341,723	Flowers Foods, Inc.	6,598,671
222,853	General Mills, Inc.	9,760,961
117,562	Hain Celestial Group (The), Inc. (a)	2,924,943
31,257	Hershey (The) Co.	3,349,188
161,841	Hormel Foods Corp.	7,062,741
91,128	Ingredion, Inc.	9,220,331
181,253	J.M. Smucker (The) Co.	19,633,325
91,066	Kellogg Co.	5,963,002
337,477	Kraft Heinz (The) Co.	18,551,111
47,871	Lamb Weston Holdings, Inc.	3,741,597
96,796	McCormick & Co., Inc.	13,938,624
148,429	Mondelez International, Inc., Class A	6,231,049
1,028,100	Pilgrim’s Pride Corp. (a)	18,156,246
130,080	Post Holdings, Inc. (a)	11,501,674
312,420	Tyson Foods, Inc., Class A	18,720,206
		183,644,466

	Health Care Providers & Services — 0.9%
40,500	CVS Health Corp.	2,931,795

	Household Products — 8.6%
161,106	Church & Dwight Co., Inc.	9,564,863
21,196	Clorox (The) Co.	3,146,546
28,054	Kimberly-Clark Corp.	2,926,032
76,613	Procter & Gamble (The) Co.	6,794,041
85,340	Spectrum Brands Holdings, Inc.	5,542,833
		27,974,315

	Personal Products — 4.4%
116,893	Herbalife Nutrition Ltd. (a)	6,225,721
116,049	Nu Skin Enterprises, Inc., Class A	8,148,961
		14,374,682
	Total Common Stocks — 99.9%	326,975,246
	(Cost $342,118,293)

Shares	Description	Value

	Money Market Funds — 0.1%
383,552	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (b)	$383,552
	(Cost $383,552)

	Total Investments — 100.0%	327,358,798
	(Cost $342,501,845) (c)
	Net Other Assets and Liabilities — 0.0%	36,686
	Net Assets — 100.0%	$327,395,484

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,685,812 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $29,828,859. The net unrealized depreciation was $15,143,047.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$326,975,246	$—	$—
Money Market Funds	383,552	—	—
Total Investments	$327,358,798	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Energy AlphaDEX® Fund (FXN)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Chemicals — 0.8%
155,145	Valvoline, Inc.	$3,090,488

	Energy Equipment & Services — 14.5%
272,955	Helmerich & Payne, Inc.	17,002,367
1,083,459	Nabors Industries Ltd.	5,384,791
77,469	National Oilwell Varco, Inc.	2,850,859
780,145	Patterson-UTI Energy, Inc.	12,981,613
1,212,588	RPC, Inc.	18,043,310
		56,262,940

	Oil, Gas & Consumable Fuels — 84.6%
49,506	Anadarko Petroleum Corp.	2,633,719
753,702	Antero Resources Corp. (a)	11,976,325
236,259	Apache Corp.	8,937,678
305,456	Centennial Resource Development, Inc., Class A (a)	5,852,537
270,121	Cheniere Energy, Inc. (a)	16,318,010
743,228	Chesapeake Energy Corp. (a)	2,608,730
109,162	Chevron Corp.	12,187,937
143,621	Cimarex Energy Co.	11,413,561
73,735	Concho Resources, Inc. (a)	10,255,801
86,237	ConocoPhillips	6,027,966
164,953	Continental Resources, Inc. (a)	8,689,724
49,367	Diamondback Energy, Inc.	5,546,876
154,903	Energen Corp. (a)	11,148,369
88,293	EOG Resources, Inc.	9,300,785
150,897	EQT Corp.	5,125,971
591,155	Extraction Oil & Gas, Inc. (a)	4,723,328
157,000	Exxon Mobil Corp.	12,509,760
268,549	HollyFrontier Corp.	18,110,945
188,225	Kinder Morgan, Inc.	3,203,589
1,427,631	Kosmos Energy Ltd. (a)	9,265,325
143,351	Marathon Oil Corp.	2,722,235
234,723	Marathon Petroleum Corp.	16,536,235
200,180	Murphy Oil Corp.	6,377,735
390,643	Newfield Exploration Co. (a)	7,890,989
427,968	Noble Energy, Inc.	10,635,005
40,610	Occidental Petroleum Corp.	2,723,713
98,457	ONEOK, Inc.	6,458,779
228,178	Parsley Energy, Inc., Class A (a)	5,343,929
376,104	PBF Energy, Inc., Class A	15,739,952
166,535	Phillips 66	17,123,129
19,161	Pioneer Natural Resources Co.	2,821,840
994,933	QEP Resources, Inc. (a)	8,864,853
662,902	Range Resources Corp.	10,506,997
423,354	SM Energy Co.	10,304,436
59,264	Targa Resources Corp.	3,062,171
165,028	Valero Energy Corp.	15,032,401

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
414,226	Williams (The) Cos., Inc.	$10,078,119
		328,059,454
	Total Common Stocks — 99.9%	387,412,882
	(Cost $432,705,310)

	Money Market Funds — 0.1%
610,793	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class – 2.07% (b)	610,793
	(Cost $610,793)

	Total Investments — 100.0%	388,023,675
	(Cost $433,316,103) (c)
	Net Other Assets and Liabilities — (0.0)%	(151,161)
	Net Assets — 100.0%	$387,872,514

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,264,756 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $49,557,184. The net unrealized depreciation was $45,292,428.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$387,412,882	$—	$—
Money Market Funds	610,793	—	—
Total Investments	$388,023,675	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 18.8%
228,693	Associated Banc-Corp.	$5,301,104
201,833	Bank of America Corp.	5,550,407
214,496	Bank OZK	5,868,611
287,510	BankUnited, Inc.	9,516,581
122,497	BB&T Corp.	6,021,953
41,850	BOK Financial Corp.	3,587,800
157,765	CIT Group, Inc.	7,474,906
211,105	Citizens Financial Group, Inc.	7,884,772
45,134	Comerica, Inc.	3,681,129
20,033	Cullen/Frost Bankers, Inc.	1,961,631
67,437	East West Bancorp, Inc.	3,536,396
467,458	F.N.B. Corp.	5,530,028
364,540	Fifth Third Bancorp	9,838,935
9,000	First Citizens BancShares, Inc., Class A	3,839,670
77,029	First Hawaiian, Inc.	1,908,779
121,212	First Horizon National Corp.	1,956,362
545,733	Huntington Bancshares, Inc.	7,820,354
52,696	JPMorgan Chase & Co.	5,744,918
204,683	KeyCorp	3,717,043
24,743	M&T Bank Corp.	4,092,740
124,786	PacWest Bancorp	5,068,807
347,316	People’s United Financial, Inc.	5,438,969
67,685	Pinnacle Financial Partners, Inc.	3,539,925
59,788	PNC Financial Services Group (The), Inc.	7,682,160
116,019	Popular, Inc.	6,034,148
85,739	Prosperity Bancshares, Inc.	5,575,607
221,862	Regions Financial Corp.	3,764,998
35,451	Signature Bank	3,896,065
95,097	Sterling Bancorp	1,709,844
89,025	SunTrust Banks, Inc.	5,578,307
32,745	SVB Financial Group (a)	7,768,096
45,691	Synovus Financial Corp.	1,716,154
341,973	TCF Financial Corp.	7,140,396
25,312	Texas Capital Bancshares, Inc. (a)	1,651,102
77,090	U.S. Bancorp	4,029,494
195,729	Umpqua Holdings Corp.	3,757,997
35,484	Webster Financial Corp.	2,087,879
113,127	Wells Fargo & Co.	6,021,750
36,775	Western Alliance Bancorp (a)	1,774,026
47,929	Wintrust Financial Corp.	3,649,314
118,566	Zions Bancorp N.A.	5,578,530
		198,297,687

	Capital Markets — 14.2%
74,444	Affiliated Managers Group, Inc.	8,461,305
14,168	Ameriprise Financial, Inc.	1,802,736
159,686	Bank of New York Mellon (The) Corp.	7,557,938
8,638	BlackRock, Inc.	3,553,846
84,850	Cboe Global Markets, Inc.	9,575,323
47,839	CME Group, Inc.	8,766,018

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
39,935	E*TRADE Financial Corp.	$1,973,588
59,137	Evercore, Inc., Class A	4,830,902
26,582	FactSet Research Systems, Inc.	5,947,988
133,875	Franklin Resources, Inc.	4,083,188
26,518	Goldman Sachs Group (The), Inc.	5,976,362
37,827	Interactive Brokers Group, Inc., Class A	1,869,032
54,361	Intercontinental Exchange, Inc.	4,187,971
444,837	Invesco Ltd.	9,657,411
43,469	Lazard Ltd., Class A	1,727,458
325,901	Legg Mason, Inc.	9,196,926
126,218	LPL Financial Holdings, Inc.	7,775,029
12,511	Moody’s Corp.	1,820,100
174,839	Morgan Stanley	7,983,149
64,674	Morningstar, Inc.	8,071,315
45,894	MSCI, Inc.	6,901,540
69,300	Nasdaq, Inc.	6,009,003
20,485	Northern Trust Corp.	1,927,024
44,230	Raymond James Financial, Inc.	3,391,999
70,972	State Street Corp.	4,879,325
74,578	T. Rowe Price Group, Inc.	7,233,320
199,079	Virtu Financial, Inc., Class A	4,722,154
		149,881,950

	Consumer Finance — 6.8%
384,798	Ally Financial, Inc.	9,777,717
76,460	American Express Co.	7,854,736
62,638	Capital One Financial Corp.	5,593,573
23,232	Credit Acceptance Corp. (a)	9,860,125
77,776	Discover Financial Services	5,418,654
441,103	Navient Corp.	5,107,973
242,258	OneMain Holdings, Inc. (a)	6,909,198
507,882	Santander Consumer USA Holdings, Inc.	9,522,788
365,127	SLM Corp. (a)	3,702,388
261,978	Synchrony Financial	7,565,925
		71,313,077

	Diversified Financial Services — 1.3%
47,536	Berkshire Hathaway, Inc., Class B (a)	9,758,190
81,963	Voya Financial, Inc.	3,586,701
		13,344,891

	Equity Real Estate Investment Trusts — 14.8%
47,408	Apartment Investment & Management Co., Class A	2,040,440
232,773	Apple Hospitality REIT, Inc.	3,763,939
11,550	AvalonBay Communities, Inc.	2,025,639
378,246	Brandywine Realty Trust	5,318,139
232,505	Brixmor Property Group, Inc.	3,766,581
668,501	Colony Capital, Inc.	3,924,101

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
172,215	Columbia Property Trust, Inc.	$3,866,227
18,822	CoreSite Realty Corp.	1,766,633
18,794	Crown Castle International Corp.	2,043,660
73,744	Duke Realty Corp.	2,033,122
59,511	EPR Properties	4,090,786
275,093	Equity Commonwealth	8,192,270
21,690	Equity LifeStyle Properties, Inc.	2,053,826
236,990	Forest City Realty Trust, Inc., Class A	5,962,668
59,350	Gaming and Leisure Properties, Inc.	1,999,501
44,270	Highwoods Properties, Inc.	1,887,673
206,173	Hospitality Properties Trust	5,282,152
192,947	Host Hotels & Resorts, Inc.	3,687,217
486,400	Kimco Realty Corp.	7,826,176
52,328	Lamar Advertising Co., Class A	3,836,689
49,517	Liberty Property Trust	2,073,277
398,794	Medical Properties Trust, Inc.	5,926,079
46,678	National Retail Properties, Inc.	2,182,197
204,068	Outfront Media, Inc.	3,616,085
310,115	Park Hotels & Resorts, Inc.	9,015,043
87,712	Prologis, Inc.	5,654,793
175,867	Rayonier, Inc.	5,311,183
667,953	Retail Properties of America, Inc., Class A	8,195,783
579,607	Senior Housing Properties Trust	9,314,284
21,452	SL Green Realty Corp.	1,957,710
259,570	Spirit Realty Capital, Inc.	2,029,837
75,284	STORE Capital Corp.	2,185,495
149,731	Ventas, Inc.	8,690,387
342,002	Weingarten Realty Investors	9,617,096
126,160	Weyerhaeuser Co.	3,359,641
32,531	WP Carey, Inc.	2,147,371
		156,643,700

	Insurance — 21.8%
216,230	Aflac, Inc.	9,313,026
12,477	Alleghany Corp.	7,494,684
82,497	Allstate (The) Corp.	7,896,613
18,851	American Financial Group, Inc.	1,885,666
38,664	Aon PLC	6,038,543
136,569	Arch Capital Group Ltd. (a)	3,874,463
54,691	Arthur J. Gallagher & Co.	4,047,681
37,714	Assurant, Inc.	3,666,178
241,012	Assured Guaranty Ltd.	9,635,660
197,017	Athene Holding Ltd., Class A (a)	9,007,617
103,035	Axis Capital Holdings Ltd.	5,748,323
201,083	Brown & Brown, Inc.	5,666,519
44,492	Chubb Ltd.	5,557,496
106,004	Cincinnati Financial Corp.	8,336,155
178,363	CNA Financial Corp.	7,735,603
9,157	Everest Re Group Ltd.	1,994,944
206,921	Fidelity National Financial, Inc.	6,921,507
197,286	First American Financial Corp.	8,745,688

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
16,958	Hanover Insurance Group (The), Inc.	$1,888,782
150,428	Lincoln National Corp.	9,054,261
162,100	Loews Corp.	7,547,376
5,004	Markel Corp. (a)	5,470,573
25,290	Marsh & McLennan Cos., Inc.	2,143,327
41,708	Mercury General Corp.	2,473,701
174,279	MetLife, Inc.	7,178,552
363,823	Old Republic International Corp.	8,022,297
138,971	Principal Financial Group, Inc.	6,541,365
143,271	Progressive (The) Corp.	9,985,989
100,452	Prudential Financial, Inc.	9,420,389
70,407	Reinsurance Group of America, Inc.	10,023,845
15,662	RenaissanceRe Holdings Ltd.	1,913,270
117,404	Torchmark Corp.	9,939,423
45,840	Travelers (The) Cos., Inc.	5,735,959
260,502	Unum Group	9,445,802
74,391	W.R. Berkley Corp.	5,646,277
28,885	Willis Towers Watson PLC	4,135,177
		230,132,731

	IT Services — 10.7%
8,857	Alliance Data Systems Corp.	1,826,136
61,708	Broadridge Financial Solutions, Inc.	7,216,133
82,397	CoreLogic, Inc. (a)	3,346,966
101,557	Euronet Worldwide, Inc. (a)	11,291,107
54,516	Fidelity National Information Services, Inc.	5,675,116
415,933	First Data Corp., Class A (a)	7,794,584
49,418	Fiserv, Inc. (a)	3,918,847
26,097	FleetCor Technologies, Inc. (a)	5,220,183
31,956	Global Payments, Inc.	3,650,334
63,579	Jack Henry & Associates, Inc.	9,526,042
45,719	Mastercard, Inc., Class A	9,037,275
92,694	PayPal Holdings, Inc. (a)	7,803,908
102,797	Square, Inc., Class A (a)	7,550,440
60,219	Total System Services, Inc.	5,488,962
54,248	Visa, Inc., Class A	7,478,087
50,695	WEX, Inc. (a)	8,920,292
80,404	Worldpay, Inc., Class A (a)	7,384,303
		113,128,715

	Mortgage Real Estate Investment Trusts — 6.1%
546,318	AGNC Investment Corp.	9,746,313
994,907	Annaly Capital Management, Inc.	9,819,732
561,385	Chimera Investment Corp.	10,441,761
1,384,749	MFA Financial, Inc.	9,596,311
571,150	New Residential Investment Corp.	10,212,162
189,180	Starwood Property Trust, Inc.	4,108,990

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
681,708	Two Harbors Investment Corp.	$10,014,290

		63,939,559

	Professional Services — 1.6%
57,134	Dun & Bradstreet (The) Corp.	8,129,025
16,022	Equifax, Inc.	1,625,272
110,660	TransUnion	7,275,895
		17,030,192

	Real Estate Management & Development — 2.3%
134,832	CBRE Group, Inc., Class A (a)	5,432,382
32,775	Howard Hughes (The) Corp. (a)	3,655,068
41,201	Jones Lang LaSalle, Inc.	5,449,244
493,115	Realogy Holdings Corp. (b)	9,403,703
		23,940,397

	Software — 0.8%
44,532	Fair Isaac Corp. (a)	8,581,762

	Thrifts & Mortgage Finance — 0.7%
785,180	New York Community Bancorp, Inc.	7,522,024
	Total Common Stocks — 99.9%	1,053,756,685
	(Cost $1,049,626,610)

	Money Market Funds — 0.3%
1,620,347	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (c) (d)	1,620,347
845,984	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (c)	845,984
	Total Money Market Funds — 0.3%	2,466,331
	(Cost $2,466,331)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$937,149	BNP Paribas S.A., 2.19% (c), dated 10/31/18, due 11/01/18, with a maturity value of $937,206. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $956,176. (d)	937,149

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$4,580,339	JPMorgan Chase & Co., 2.13% (c), dated 10/31/18, due 11/01/18, with a maturity value of $4,580,610. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $4,682,668. (d)	$4,580,339
	Total Repurchase Agreements — 0.5%	5,517,488
	(Cost $5,517,488)

	Total Investments — 100.7%	1,061,740,504
	(Cost $1,057,610,429) (e)
	Net Other Assets and Liabilities — (0.7)%	(6,971,098)
	Net Assets — 100.0%	$1,054,769,406

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $7,052,773 and the total value of the collateral held by the Fund is $7,137,835.
(c)	Rate shown reflects yield as of October 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $67,707,548 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $63,577,473. The net unrealized appreciation was $4,130,075.

See Notes to Portfolio of Investments

First Trust Financials AlphaDEX® Fund (FXO)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,053,756,685	$—	$—
Money Market Funds	2,466,331	—	—
Repurchase Agreements	—	5,517,488	—
Total Investments	$1,056,223,016	$5,517,488	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 13.9%
42,834	Alexion Pharmaceuticals, Inc. (a)	$4,800,406
28,722	Amgen, Inc.	5,537,314
35,960	Biogen, Inc. (a)	10,941,549
61,403	BioMarin Pharmaceutical, Inc. (a)	5,659,515
402,405	Exact Sciences Corp. (a)	28,590,875
115,449	Ionis Pharmaceuticals, Inc. (a)	5,720,498
258,291	Neurocrine Biosciences, Inc. (a)	27,675,881
14,742	Regeneron Pharmaceuticals, Inc. (a)	5,001,076
196,623	Sarepta Therapeutics, Inc. (a)	26,300,293
329,444	Seattle Genetics, Inc. (a)	18,491,692
248,343	United Therapeutics Corp. (a)	27,531,305
65,916	Vertex Pharmaceuticals, Inc. (a)	11,170,125
		177,420,529

	Health Care Equipment & Supplies — 26.8%
56,496	ABIOMED, Inc. (a)	19,276,435
64,947	Align Technology, Inc. (a)	14,366,276
77,239	Baxter International, Inc.	4,828,210
73,013	Becton, Dickinson and Co.	16,829,496
494,933	Boston Scientific Corp. (a)	17,886,879
68,752	Cooper (The) Cos., Inc.	17,759,329
54,808	Danaher Corp.	5,447,915
222,025	DexCom, Inc. (a)	29,478,259
109,451	Edwards Lifesciences Corp. (a)	16,154,968
63,076	Hill-Rom Holdings, Inc.	5,303,430
44,922	ICU Medical, Inc. (a)	11,442,981
76,314	IDEXX Laboratories, Inc. (a)	16,187,726
239,800	Insulet Corp. (a)	21,152,758
289,271	Integra LifeSciences Holdings Corp. (a)	15,496,247
44,256	Intuitive Surgical, Inc. (a)	23,065,342
203,996	Masimo Corp. (a)	23,581,938
127,291	Penumbra, Inc. (a)	17,311,576
165,201	ResMed, Inc.	17,498,090
52,043	STERIS PLC	5,688,820
33,505	Stryker Corp.	5,435,181
22,371	Teleflex, Inc.	5,385,595
154,328	West Pharmaceutical Services, Inc.	16,346,422
144,935	Zimmer Biomet Holdings, Inc.	16,463,167
		342,387,040

	Health Care Providers & Services — 32.8%
721,773	Acadia Healthcare Co., Inc. (a)	29,953,579
62,627	Aetna, Inc.	12,425,197
137,753	AmerisourceBergen Corp.	12,122,264
21,720	Anthem, Inc.	5,985,380
219,355	Centene Corp. (a)	28,586,344
39,750	Chemed Corp.	12,097,117
121,999	Cigna Corp.	26,084,606
177,340	DaVita, Inc. (a)	11,942,076
407,416	Encompass Health Corp.	27,419,097

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
228,270	HCA Healthcare, Inc.	$30,480,893
224,095	Henry Schein, Inc. (a)	18,599,885
75,057	Humana, Inc.	24,049,013
109,717	Laboratory Corp. of America Holdings (a)	17,615,064
544,502	MEDNAX, Inc. (a)	22,482,488
213,575	Molina Healthcare, Inc. (a)	27,074,903
693,699	Premier, Inc., Class A (a)	31,216,455
117,714	Quest Diagnostics, Inc.	11,078,065
95,491	UnitedHealth Group, Inc.	24,956,573
149,046	Universal Health Services, Inc., Class B	18,118,032
99,091	WellCare Health Plans, Inc. (a)	27,348,125
		419,635,156

	Health Care Technology — 3.0%
197,220	Cerner Corp. (a)	11,296,762
291,709	Veeva Systems, Inc., Class A (a)	26,647,617
		37,944,379

	Life Sciences Tools & Services — 13.6%
101,465	Bio-Rad Laboratories, Inc., Class A (a)	27,684,725
124,468	Bio-Techne Corp.	20,875,773
379,768	Bruker Corp.	11,898,131
188,833	Charles River Laboratories International, Inc. (a)	23,003,636
86,525	Illumina, Inc. (a)	26,922,254
97,918	IQVIA Holdings, Inc. (a)	12,037,060
288,207	PRA Health Sciences, Inc. (a)	27,918,612
104,093	Thermo Fisher Scientific, Inc.	24,321,329
		174,661,520

	Pharmaceuticals — 9.9%
66,692	Allergan PLC	10,538,003
418,321	Catalent, Inc. (a)	16,875,069
177,569	Eli Lilly and Co.	19,255,582
75,552	Jazz Pharmaceuticals PLC (a)	11,999,169
43,098	Johnson & Johnson	6,033,289
83,938	Merck & Co., Inc.	6,178,676
347,083	Mylan N.V. (a)	10,846,344
208,379	Nektar Therapeutics (a)	8,060,100
84,112	Perrigo Co. PLC	5,913,074
576,503	Pfizer, Inc.	24,824,219
65,035	Zoetis, Inc.	5,862,905
		126,386,430
	Total Common Stocks — 100.0%	1,278,435,054
	(Cost $1,165,932,065)

See Notes to Portfolio of Investments

First Trust Health Care AlphaDEX® Fund (FXH)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Money Market Funds — 0.1%
1,721,575	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (b)	$1,721,575
	(Cost $1,721,575)

	Total Investments — 100.1%	1,280,156,629
	(Cost $1,167,653,640) (c)
	Net Other Assets and Liabilities (0.1)%	(908,063)
	Net Assets — 100.0%	$1,279,248,566

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $154,711,233 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,208,244. The net unrealized appreciation was $112,502,989.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,278,435,054	$—	$—
Money Market Funds	1,721,575	—	—
Total Investments	$1,280,156,629	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 7.7%
47,282	Boeing (The) Co.	$16,778,491
85,319	Curtiss-Wright Corp.	9,339,018
316,530	HEICO Corp.	26,534,710
45,782	Huntington Ingalls Industries, Inc.	10,002,451
27,567	L3 Technologies, Inc.	5,223,119
33,885	Lockheed Martin Corp.	9,957,107
63,947	Spirit AeroSystems Holdings, Inc., Class A	5,372,187
246,093	Textron, Inc.	13,197,968
31,486	TransDigm Group, Inc. (a)	10,398,252
41,934	United Technologies Corp.	5,208,622
		112,011,925

	Air Freight & Logistics — 5.2%
239,476	C.H. Robinson Worldwide, Inc.	21,320,548
239,220	Expeditors International of Washington, Inc.	16,070,800
24,338	FedEx Corp.	5,362,635
100,429	United Parcel Service, Inc., Class B	10,699,706
256,732	XPO Logistics, Inc. (a)	22,946,706
		76,400,395

	Airlines — 9.3%
340,534	Alaska Air Group, Inc.	20,915,598
367,156	Copa Holdings S.A., Class A	26,593,109
405,493	Delta Air Lines, Inc.	22,192,632
1,514,128	JetBlue Airways Corp. (a)	25,331,362
469,413	Southwest Airlines Co.	23,048,178
197,469	United Continental Holdings, Inc. (a)	16,885,574
		134,966,453

	Building Products — 1.8%
64,723	Allegion PLC	5,548,703
670,018	Johnson Controls International PLC	21,420,475
		26,969,178

	Commercial Services & Supplies — 5.3%
118,545	Cintas Corp.	21,559,779
81,883	Clean Harbors, Inc. (a)	5,571,319
242,058	Republic Services, Inc.	17,592,776
193,210	Rollins, Inc.	11,438,032
199,800	Stericycle, Inc. (a)	9,984,006
129,764	Waste Management, Inc.	11,609,985
		77,755,897

	Construction & Engineering — 1.9%
179,502	AECOM (a)	5,230,688
702,549	Quanta Services, Inc. (a)	21,919,529
		27,150,217

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging — 0.7%
108,208	Avery Dennison Corp.	$9,816,630

	Electrical Equipment — 6.5%
148,212	AMETEK, Inc.	9,942,061
270,378	Eaton Corp. PLC	19,377,991
229,691	Emerson Electric Co.	15,591,425
175,565	Hubbell, Inc.	17,854,961
284,402	Regal Beloit Corp.	20,391,623
236,642	Sensata Technologies Holding PLC (a)	11,098,510
		94,256,571

	Electronic Equipment, Instruments & Components — 2.8%
286,109	FLIR Systems, Inc.	13,249,708
165,751	Zebra Technologies Corp., Class A (a)	27,564,391
		40,814,099

	Industrial Conglomerates — 1.8%
96,254	Carlisle Cos., Inc.	9,297,174
73,612	Honeywell International, Inc.	10,660,490
19,793	Roper Technologies, Inc.	5,599,439
		25,557,103

	IT Services — 5.2%
68,895	Accenture PLC, Class A	10,859,230
116,720	Automatic Data Processing, Inc.	16,817,018
472,532	Booz Allen Hamilton Holding Corp.	23,409,235
781,015	Conduent, Inc. (a)	14,917,386
191,533	Genpact Ltd.	5,249,920
79,585	Paychex, Inc.	5,212,022
		76,464,811

	Machinery — 20.3%
289,312	AGCO Corp.	16,213,045
563,586	Allison Transmission Holdings, Inc.	24,842,871
153,811	Caterpillar, Inc.	18,660,351
40,124	Cummins, Inc.	5,484,550
116,991	Deere & Co.	15,845,261
503,148	Donaldson Co., Inc.	25,801,429
132,472	Dover Corp.	10,973,980
69,628	Fortive Corp.	5,169,879
206,847	Gardner Denver Holdings, Inc. (a)	5,597,280
38,922	IDEX Corp.	4,936,088
125,468	Lincoln Electric Holdings, Inc.	10,151,616
45,337	Middleby (The) Corp. (a)	5,091,345
42,224	Nordson Corp.	5,179,618
329,184	Oshkosh Corp.	18,480,390
343,890	PACCAR, Inc.	19,673,947
95,618	Parker-Hannifin Corp.	14,498,557

See Notes to Portfolio of Investments

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
135,238	Pentair PLC	$5,429,806
95,800	Snap-on, Inc.	14,747,452
40,017	Stanley Black & Decker, Inc.	4,662,781
800,060	Trinity Industries, Inc.	22,841,713
279,516	Wabtec Corp.	22,925,902
293,618	Xylem, Inc.	19,255,468
		296,463,329

	Marine — 1.4%
285,142	Kirby Corp. (a)	20,513,116

	Professional Services — 4.4%
27,872	CoStar Group, Inc. (a)	10,073,498
272,803	ManpowerGroup, Inc.	20,812,141
249,897	Robert Half International, Inc.	15,126,265
145,926	Verisk Analytics, Inc. (a)	17,487,772
		63,499,676

	Road & Rail — 16.2%
316,710	CSX Corp.	21,808,651
322,171	Genesee & Wyoming, Inc., Class A (a)	25,525,608
49,305	J.B. Hunt Transport Services, Inc.	5,453,626
207,001	Kansas City Southern	21,105,822
850,142	Knight-Swift Transportation Holdings, Inc.	27,204,544
240,261	Landstar System, Inc.	24,047,723
162,414	Norfolk Southern Corp.	27,257,942
109,060	Old Dominion Freight Line, Inc.	14,223,605
401,174	Ryder System, Inc.	22,188,934
1,173,446	Schneider National, Inc., Class B	25,663,264
144,022	Union Pacific Corp.	21,058,897
		235,538,616

	Technology Hardware, Storage & Peripherals — 0.8%
434,619	Xerox Corp.	12,112,832

	Trading Companies & Distributors — 7.0%
638,898	Air Lease Corp.	24,342,014
274,046	HD Supply Holdings, Inc. (a)	10,295,908
199,629	MSC Industrial Direct Co., Inc., Class A	16,181,927
107,502	United Rentals, Inc. (a)	12,907,765
82,002	W.W. Grainger, Inc.	23,286,108
286,208	WESCO International, Inc. (a)	14,361,917
		101,375,639

	Transportation Infrastructure — 1.6%
635,471	Macquarie Infrastructure Corp.	23,480,653
	Total Common Stocks — 99.9%	1,455,147,140
	(Cost $1,540,738,188)

Shares	Description	Value

	Money Market Funds — 0.2%
2,326,660	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (b)	$2,326,660
	(Cost $2,326,660)

	Total Investments — 100.1%	1,457,473,800
	(Cost $1,543,064,848) (c)
	Net Other Assets and Liabilities — (0.1)%	(947,955)
	Net Assets — 100.0%	$1,456,525,845

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $49,349,022 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $134,940,070. The net unrealized depreciation was $85,591,048.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,455,147,140	$—	$—
Money Market Funds	2,326,660	—	—
Total Investments	$1,457,473,800	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.0%
58,419	Hexcel Corp.	$3,418,680

	Building Products — 5.5%
37,519	Armstrong World Industries, Inc. (a)	2,316,798
11,957	Lennox International, Inc.	2,521,612
96,234	Owens Corning	4,548,981
		9,387,391

	Chemicals — 36.1%
15,632	Air Products & Chemicals, Inc.	2,412,799
15,569	Ashland Global Holdings, Inc.	1,151,795
34,359	Celanese Corp.	3,330,762
47,967	CF Industries Holdings, Inc.	2,303,855
20,303	DowDuPont, Inc.	1,094,738
68,202	Eastman Chemical Co.	5,343,627
24,984	Ecolab, Inc.	3,826,300
29,953	FMC Corp.	2,338,730
191,797	Huntsman Corp.	4,196,518
9,385	International Flavors & Fragrances, Inc.	1,357,634
63,685	LyondellBasell Industries N.V., Class A	5,685,160
40,199	Mosaic (The) Co.	1,243,757
3,220	NewMarket Corp.	1,242,791
254,217	Olin Corp.	5,135,183
418,816	Platform Specialty Products Corp. (a)	4,531,589
11,965	PPG Industries, Inc.	1,257,402
80,422	RPM International, Inc.	4,919,414
11,473	Sherwin-Williams (The) Co.	4,514,281
78,550	Westlake Chemical Corp.	5,600,615
		61,486,950

	Construction & Engineering — 0.7%
9,427	Valmont Industries, Inc.	1,171,870

	Construction Materials — 6.9%
61,270	Eagle Materials, Inc.	4,524,177
28,704	Martin Marietta Materials, Inc.	4,916,421
23,483	Vulcan Materials Co.	2,375,071
		11,815,669

	Containers & Packaging — 17.3%
12,118	AptarGroup, Inc.	1,235,551
80,946	Berry Global Group, Inc. (a)	3,530,864
54,402	Crown Holdings, Inc. (a)	2,300,661
372,779	Graphic Packaging Holding Co.	4,104,297
106,259	International Paper Co.	4,819,908
138,974	Owens-Illinois, Inc. (a)	2,177,723
140,898	Silgan Holdings, Inc.	3,385,779
47,050	Sonoco Products Co.	2,567,989
122,161	WestRock Co.	5,249,258
		29,372,030

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment — 1.8%
24,917	Acuity Brands, Inc.	$3,130,572

	Machinery — 4.6%
38,289	Ingersoll-Rand PLC	3,673,446
104,767	Timken (The) Co.	4,143,535
		7,816,981

	Metals & Mining — 20.6%
96,955	Alcoa Corp. (a)	3,392,455
468,987	Freeport-McMoRan, Inc.	5,463,698
86,467	Newmont Mining Corp.	2,673,560
102,888	Nucor Corp.	6,082,739
76,543	Reliance Steel & Aluminum Co.	6,040,774
144,463	Steel Dynamics, Inc.	5,720,735
214,182	United States Steel Corp.	5,682,248
		35,056,209

	Trading Companies & Distributors — 4.5%
67,511	Fastenal Co.	3,470,740
127,755	Univar, Inc. (a)	3,145,328
7,331	Watsco, Inc.	1,086,308
		7,702,376
	Total Common Stocks — 100.0%	170,358,728
	(Cost $199,045,434)

	Money Market Funds — 0.1%
265,242	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (b)	265,242
	(Cost $265,242)

	Total Investments — 100.1%	170,623,970
	(Cost $199,310,676) (c)
	Net Other Assets and Liabilities — (0.1)%	(226,724)
	Net Assets — 100.0%	$170,397,246

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,259,976 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $30,946,682. The net unrealized depreciation was $28,686,706.

See Notes to Portfolio of Investments

First Trust Materials AlphaDEX® Fund (FXZ)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$170,358,728	$—	$—
Money Market Funds	265,242	—	—
Total Investments	$170,623,970	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 0.8%
97,651	Harris Corp.	$14,521,680

	Communications Equipment — 9.8%
62,164	Arista Networks, Inc. (a)	14,319,477
953,686	ARRIS International PLC (a)	23,718,171
254,457	CommScope Holding Co., Inc. (a)	6,122,236
890,880	EchoStar Corp., Class A (a)	36,125,184
124,284	F5 Networks, Inc. (a)	21,784,500
253,947	Motorola Solutions, Inc.	31,123,744
146,701	Palo Alto Networks, Inc. (a)	26,852,151
334,303	Ubiquiti Networks, Inc. (b)	31,120,266
		191,165,729

	Electronic Equipment, Instruments & Components — 6.4%
175,748	Amphenol Corp., Class A	15,729,446
336,224	Arrow Electronics, Inc. (a)	22,765,727
371,649	CDW Corp.	33,452,127
296,023	Cognex Corp.	12,681,625
143,938	Coherent, Inc. (a)	17,724,525
915,282	Jabil, Inc.	22,634,924
		124,988,374

	Entertainment — 1.1%
94,083	Activision Blizzard, Inc.	6,496,431
119,757	Take-Two Interactive Software, Inc. (a)	15,433,085
		21,929,516

	Interactive Media & Services — 4.6%
13,702	Alphabet, Inc., Class A (a)	14,943,127
190,617	IAC/InterActiveCorp (a)	37,473,396
713,337	Match Group, Inc. (a) (b)	36,893,790
		89,310,313

	Internet & Direct Marketing Retail — 1.4%
298,005	GrubHub, Inc. (a)	27,636,984

	IT Services — 14.4%
107,007	Akamai Technologies, Inc. (a)	7,731,256
250,445	Amdocs Ltd.	15,845,655
101,462	Cognizant Technology Solutions Corp., Class A	7,003,922
353,368	DXC Technology Co.	25,735,791
240,010	EPAM Systems, Inc. (a)	28,673,995
260,623	Gartner, Inc. (a)	38,447,105
495,372	GoDaddy, Inc., Class A (a)	36,246,369
51,753	International Business Machines Corp.	5,973,849
113,174	Leidos Holdings, Inc.	7,331,412

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
587,125	Okta, Inc. (a)	$34,264,615
950,375	Sabre Corp.	23,426,744
478,789	Twilio, Inc., Class A (a)	36,014,508
103,191	VeriSign, Inc. (a)	14,708,845
		281,404,066

	Professional Services — 0.4%
145,063	IHS Markit Ltd. (a)	7,620,159

	Semiconductors & Semiconductor Equipment — 13.8%
1,337,328	Advanced Micro Devices, Inc. (a)	24,352,743
178,720	Analog Devices, Inc.	14,960,651
167,433	Broadcom, Inc.	37,419,601
698,835	Intel Corp.	32,761,385
405,547	Marvell Technology Group Ltd.	6,655,026
913,332	Micron Technology, Inc. (a)	34,450,883
62,344	Monolithic Power Systems, Inc.	7,364,073
117,607	NVIDIA Corp.	24,795,084
193,260	NXP Semiconductors N.V.	14,492,567
101,791	Qorvo, Inc. (a)	7,482,657
273,234	Skyworks Solutions, Inc.	23,705,782
211,660	Teradyne, Inc.	7,291,687
72,947	Texas Instruments, Inc.	6,771,670
66,400	Universal Display Corp.	8,167,864
206,117	Xilinx, Inc.	17,596,208
		268,267,881

	Software — 39.1%
122,426	Adobe, Inc. (a)	30,087,414
88,512	ANSYS, Inc. (a)	13,236,970
145,071	Aspen Technology, Inc. (a)	12,315,077
429,690	Atlassian Corp. PLC, Class A (a)	32,617,768
158,768	Autodesk, Inc. (a)	20,520,764
172,699	Cadence Design Systems, Inc. (a)	7,697,194
148,663	Citrix Systems, Inc. (a)	15,233,498
425,349	Dell Technologies, Inc., Class V (a)	38,447,296
460,417	FireEye, Inc. (a)	8,513,110
447,701	Fortinet, Inc. (a)	36,792,068
245,382	Guidewire Software, Inc. (a)	21,831,637
108,998	Intuit, Inc.	22,998,578
278,172	LogMeIn, Inc.	23,956,173
302,650	Manhattan Associates, Inc. (a)	14,448,511
216,724	Microsoft Corp.	23,148,290
183,208	Nutanix, Inc., Class A (a)	7,604,964
151,804	Oracle Corp.	7,414,107
265,815	Paycom Software, Inc. (a)	33,280,038
125,030	Pegasystems, Inc.	6,691,606
233,412	PTC, Inc. (a)	19,235,483
501,494	RealPage, Inc. (a)	26,579,182
57,426	Red Hat, Inc. (a)	9,856,599

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
443,967	RingCentral, Inc., Class A (a)	$34,509,555
207,797	salesforce.com, Inc. (a)	28,518,060
168,939	ServiceNow, Inc. (a)	30,584,717
273,320	Splunk, Inc. (a)	27,288,269
436,152	SS&C Technologies Holdings, Inc.	22,313,536
1,553,002	Symantec Corp.	28,186,986
251,355	Synopsys, Inc. (a)	22,503,813
221,832	Tableau Software, Inc., Class A (a)	23,665,038
67,426	Tyler Technologies, Inc. (a)	14,271,387
102,569	Ultimate Software Group (The), Inc. (a)	27,347,972
105,871	VMware, Inc., Class A (a)	14,969,101
169,804	Workday, Inc., Class A (a)	22,587,328
581,818	Zendesk, Inc. (a)	31,982,535
		761,234,624

	Technology Hardware, Storage & Peripherals — 8.2%
146,405	Apple, Inc.	32,042,198
2,532,812	Hewlett Packard Enterprise Co.	38,625,383
641,210	HP, Inc.	15,478,810
384,778	NetApp, Inc.	30,201,225
1,273,535	Pure Storage, Inc., Class A (a)	25,699,936
423,409	Western Digital Corp.	18,236,226
		160,283,778
	Total Common Stocks — 100.0%	1,948,363,104
	(Cost $1,929,041,318)

	Money Market Funds — 0.7%
12,698,676	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (c) (d)	12,698,676
1,513,762	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (c)	1,513,762
	Total Money Market Funds — 0.7%	14,212,438
	(Cost $14,212,438)

Principal Value	Description	Value

	Repurchase Agreements — 2.2%
7,344,449	BNP Paribas S.A., 2.19% (c), dated 10/31/18, due 11/01/18, with a maturity value of $7,344,895. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $7,493,568. (d)	$7,344,449
35,896,181	JPMorgan Chase & Co., 2.13% (c), dated 10/31/18, due 11/01/18, with a maturity value of $35,898,305. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $36,698,132. (d)	35,896,181
	Total Repurchase Agreements — 2.2%	43,240,630
	(Cost $43,240,630)

	Total Investments — 102.9%	2,005,816,172
	(Cost $1,986,494,386) (e)
	Net Other Assets and Liabilities — (2.9)%	(57,443,456)
	Net Assets — 100.0%	$1,948,372,716

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $56,777,370 and the total value of the collateral held by the Fund is $55,939,306. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On October 31, 2018, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from October 30 to October 31, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of October 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $127,501,749 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $108,179,963. The net unrealized appreciation was $19,321,786.

See Notes to Portfolio of Investments

First Trust Technology AlphaDEX® Fund (FXL)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,948,363,104	$—	$—
Money Market Funds	14,212,438	—	—
Repurchase Agreements	—	43,240,630	—
Total Investments	$1,962,575,542	$43,240,630	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Utilities AlphaDEX® Fund (FXU)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Diversified Telecommunication Services — 16.0%
452,348	AT&T, Inc.	$13,878,036
806,469	CenturyLink, Inc.	16,645,520
320,232	Verizon Communications, Inc.	18,282,045
		48,805,601

	Electric Utilities — 39.1%
68,851	Alliant Energy Corp.	2,959,216
124,047	American Electric Power Co., Inc.	9,100,088
122,294	Avangrid, Inc.	5,749,041
109,879	Duke Energy Corp.	9,079,302
43,299	Edison International	3,004,518
36,118	Entergy Corp.	3,032,106
95,406	Eversource Energy	6,035,383
268,524	Exelon Corp.	11,764,036
82,352	Hawaiian Electric Industries, Inc.	3,071,729
102,012	NextEra Energy, Inc.	17,597,070
322,792	OGE Energy Corp.	11,668,931
127,396	PG&E Corp. (a)	5,963,407
111,040	Pinnacle West Capital Corp.	9,133,040
300,504	PPL Corp.	9,135,322
134,441	Southern (The) Co.	6,053,878
124,162	Xcel Energy, Inc.	6,085,180
		119,432,247

	Gas Utilities — 8.4%
62,412	Atmos Energy Corp.	5,809,309
209,124	National Fuel Gas Co.	11,353,342
158,484	UGI Corp.	8,409,161
		25,571,812

	Multi-Utilities — 22.1%
46,357	Ameren Corp.	2,993,735
424,008	CenterPoint Energy, Inc.	11,452,456
153,871	Consolidated Edison, Inc.	11,694,196
41,702	Dominion Energy, Inc.	2,978,357
80,572	DTE Energy Co.	9,056,293
342,265	MDU Resources Group, Inc.	8,542,934
117,611	NiSource, Inc.	2,982,615
222,078	Public Service Enterprise Group, Inc.	11,865,628
87,800	WEC Energy Group, Inc.	6,005,520
		67,571,734

	Wireless Telecommunication Services — 14.1%
2,337,504	Sprint Corp. (a)	14,305,524
561,848	Telephone & Data Systems, Inc.	17,321,774
167,047	T-Mobile US, Inc. (a)	11,451,072
		43,078,370
	Total Common Stocks — 99.7%	304,459,764
	(Cost $299,017,090)

Shares	Description	Value

	Money Market Funds — 0.2%
606,826	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (b)	$606,826
	(Cost $606,826)

	Total Investments — 99.9%	305,066,590
	(Cost $299,623,916) (c)
	Net Other Assets and Liabilities — 0.1%	276,696
	Net Assets — 100.0%	$305,343,286

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,566,886 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,124,212. The net unrealized appreciation was $5,442,674.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$304,459,764	$—	$—
Money Market Funds	606,826	—	—
Total Investments	$305,066,590	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Sector Funds

October 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund. This report covers the nine Sector Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Sector Fund are listed and traded on the NYSE Arca, Inc.

First Trust Consumer Discretionary AlphaDEX® Fund – (ticker “FXD”)

First Trust Consumer Staples AlphaDEX® Fund – (ticker “FXG”)

First Trust Energy AlphaDEX® Fund – (ticker “FXN”)

First Trust Financials AlphaDEX® Fund – (ticker “FXO”)

First Trust Health Care AlphaDEX® Fund – (ticker “FXH”)

First Trust Industrials/Producer Durables AlphaDEX® Fund – (ticker “FXR”)

First Trust Materials AlphaDEX® Fund – (ticker “FXZ”)

First Trust Technology AlphaDEX® Fund – (ticker “FXL”)

First Trust Utilities AlphaDEX® Fund – (ticker “FXU”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2018 (Unaudited)

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2018 (Unaudited)

ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of October 31, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2018, only FXD, FXO and FXL had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Sector Funds

October 31, 2018 (Unaudited)

(“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2018 through October 31, 2018) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Sector Funds

October 31, 2018 (Unaudited)

Licensing Information

Each of the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and StrataQuant® Utilities Index (the “StrataQuant® Series”) is a registered trademark of ICE Data Indices, LLC or its affiliates (“ICE Data”) and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by ICE Data. ICE Data makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant® Series in connection with the trading of the Funds.

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.5%
11,002	Boeing (The) Co.	$3,904,170
6,653	General Dynamics Corp.	1,148,175
16,110	Harris Corp.	2,395,718
10,642	Huntington Ingalls Industries, Inc.	2,325,064
6,413	L3 Technologies, Inc.	1,215,071
6,602	Raytheon Co.	1,155,614
29,749	Spirit AeroSystems Holdings, Inc., Class A	2,499,213
7,322	TransDigm Group, Inc. (a)	2,418,091
29,260	United Technologies Corp.	3,634,385
		20,695,501

	Air Freight & Logistics — 1.1%
13,927	C.H. Robinson Worldwide, Inc.	1,239,921
55,622	Expeditors International of Washington, Inc.	3,736,686
22,647	FedEx Corp.	4,990,040
11,674	United Parcel Service, Inc., Class B	1,243,748
47,765	XPO Logistics, Inc. (a)	4,269,235
		15,479,630

	Airlines — 1.2%
32,986	American Airlines Group, Inc.	1,157,149
94,291	Delta Air Lines, Inc.	5,160,546
109,148	Southwest Airlines Co.	5,359,167
61,236	United Continental Holdings, Inc. (a)	5,236,290
		16,913,152

	Auto Components — 0.8%
127,471	BorgWarner, Inc.	5,023,632
47,003	Lear Corp.	6,246,699
		11,270,331

	Automobiles — 0.8%
736,907	Ford Motor Co.	7,037,462
121,467	General Motors Co.	4,444,477
		11,481,939

	Banks — 3.7%
92,552	Bank of America Corp.	2,545,180
84,262	BB&T Corp.	4,142,320
141,387	Citizens Financial Group, Inc.	5,280,804
15,111	Comerica, Inc.	1,232,453
195,313	Fifth Third Bancorp	5,271,498
24,165	JPMorgan Chase & Co.	2,634,468
137,076	KeyCorp	2,489,300
16,567	M&T Bank Corp.	2,740,348
30,030	PNC Financial Services Group (The), Inc.	3,858,555
222,880	Regions Financial Corp.	3,782,274
61,241	SunTrust Banks, Inc.	3,837,361
17,539	SVB Financial Group (a)	4,160,777
51,629	U.S. Bancorp	2,698,648

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
77,816	Wells Fargo & Co.	$4,142,146
81,549	Zions Bancorp N.A.	3,836,880
		52,653,012

	Beverages — 0.5%
110,839	Molson Coors Brewing Co., Class B	7,093,696

	Biotechnology — 1.3%
14,418	AbbVie, Inc.	1,122,441
19,613	Alexion Pharmaceuticals, Inc. (a)	2,198,029
7,713	Biogen, Inc. (a)	2,346,835
14,053	BioMarin Pharmaceutical, Inc. (a)	1,295,265
15,234	Celgene Corp. (a)	1,090,754
6,744	Regeneron Pharmaceuticals, Inc. (a)	2,287,835
70,706	Seattle Genetics, Inc. (a)	3,968,728
21,222	Vertex Pharmaceuticals, Inc. (a)	3,596,280
		17,906,167

	Building Products — 0.4%
155,799	Johnson Controls International PLC	4,980,894

	Capital Markets — 2.2%
9,230	Ameriprise Financial, Inc.	1,174,425
80,210	Bank of New York Mellon (The) Corp.	3,796,339
26,021	E*TRADE Financial Corp.	1,285,958
44,832	Franklin Resources, Inc.	1,367,376
12,155	Goldman Sachs Group (The), Inc.	2,739,372
297,914	Invesco Ltd.	6,467,713
49,987	KKR & Co., Inc., Class A	1,182,193
8,147	Moody’s Corp.	1,185,226
87,819	Morgan Stanley	4,009,816
23,051	MSCI, Inc.	3,466,409
13,351	Northern Trust Corp.	1,255,929
14,812	Raymond James Financial, Inc.	1,135,932
32,547	State Street Corp.	2,237,606
		31,304,294

	Chemicals — 2.7%
24,479	Air Products and Chemicals, Inc.	3,778,334
13,659	Albemarle Corp.	1,355,246
23,913	Celanese Corp.	2,318,126
125,216	CF Industries Holdings, Inc.	6,014,125
21,200	DowDuPont, Inc.	1,143,104
71,209	Eastman Chemical Co.	5,579,225
17,395	Ecolab, Inc.	2,664,044
15,635	FMC Corp.	1,220,781
66,497	LyondellBasell Industries N.V., Class A	5,936,187
41,977	Mosaic (The) Co.	1,298,768
24,981	PPG Industries, Inc.	2,625,253
11,985	Sherwin-Williams (The) Co.	4,715,738
		38,648,931

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 1.0%
20,676	Cintas Corp.	$3,760,344
26,453	Copart, Inc. (a)	1,293,817
56,294	Republic Services, Inc.	4,091,448
44,931	Rollins, Inc.	2,659,915
30,179	Waste Management, Inc.	2,700,115
		14,505,639

	Communications Equipment — 1.5%
10,254	Arista Networks, Inc. (a)	2,362,009
84,065	Cisco Systems, Inc.	3,845,974
27,338	F5 Networks, Inc. (a)	4,791,805
41,904	Motorola Solutions, Inc.	5,135,754
24,211	Palo Alto Networks, Inc. (a)	4,431,581
		20,567,123

	Construction & Engineering — 0.1%
17,823	Jacobs Engineering Group, Inc.	1,338,329

	Consumer Finance — 1.2%
206,169	Ally Financial, Inc.	5,238,754
57,440	Capital One Financial Corp.	5,129,392
35,671	Discover Financial Services	2,485,199
131,598	Synchrony Financial	3,800,550
		16,653,895

	Containers & Packaging — 1.3%
30,991	Ball Corp.	1,388,397
138,684	International Paper Co.	6,290,706
49,715	Packaging Corp. of America	4,564,334
127,556	WestRock Co.	5,481,082
		17,724,519

	Distributors — 0.3%
13,714	Genuine Parts Co.	1,342,875
129,147	LKQ Corp. (a)	3,521,839
		4,864,714

	Diversified Financial Services — 0.6%
127,118	AXA Equitable Holdings, Inc.	2,579,224
31,832	Berkshire Hathaway, Inc., Class B (a)	6,534,473
		9,113,697

	Diversified Telecommunication Services — 1.4%
202,985	AT&T, Inc.	6,227,580
321,523	CenturyLink, Inc.	6,636,234
127,677	Verizon Communications, Inc.	7,289,080
		20,152,894

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities — 4.0%
96,078	Alliant Energy Corp.	$4,129,433
76,940	American Electric Power Co., Inc.	5,644,318
68,140	Duke Energy Corp.	5,630,408
60,427	Edison International	4,193,030
50,417	Entergy Corp.	4,232,507
49,644	Evergy, Inc.	2,779,568
66,571	Eversource Energy	4,211,282
156,130	Exelon Corp.	6,840,055
88,885	PG&E Corp. (a)	4,160,707
186,366	PPL Corp.	5,665,526
93,799	Southern (The) Co.	4,223,769
86,632	Xcel Energy, Inc.	4,245,834
		55,956,437

	Electrical Equipment — 0.7%
34,461	AMETEK, Inc.	2,311,644
78,591	Eaton Corp. PLC	5,632,617
35,610	Emerson Electric Co.	2,417,207
		10,361,468

	Electronic Equipment, Instruments & Components — 0.8%
29,000	Amphenol Corp., Class A	2,595,500
76,656	CDW Corp.	6,899,806
31,009	TE Connectivity Ltd.	2,338,699
		11,834,005

	Entertainment — 1.8%
16,392	Activision Blizzard, Inc.	1,131,867
125,145	Live Nation Entertainment, Inc. (a)	6,545,084
10,935	Netflix, Inc. (a)	3,299,964
19,761	Take-Two Interactive Software, Inc. (a)	2,546,600
201,913	Viacom, Inc., Class B	6,457,178
46,629	Walt Disney (The) Co.	5,354,408
		25,335,101

	Equity Real Estate Investment Trusts — 0.6%
193,831	Host Hotels & Resorts, Inc.	3,704,110
21,078	Regency Centers Corp.	1,335,502
50,138	Ventas, Inc.	2,910,010
		7,949,622

	Food & Staples Retailing — 1.2%
234,161	Kroger (The) Co.	6,968,631
74,450	Sysco Corp.	5,310,519
56,103	Walgreens Boots Alliance, Inc.	4,475,336
		16,754,486

	Food Products — 3.7%
108,483	Archer-Daniels-Midland Co.	5,125,822
19,846	Bunge Ltd.	1,226,483
120,393	Conagra Brands, Inc.	4,285,991

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
95,286	General Mills, Inc.	$4,173,527
13,368	Hershey (The) Co.	1,432,381
69,197	Hormel Foods Corp.	3,019,757
66,431	J.M. Smucker (The) Co.	7,195,806
19,464	Kellogg Co.	1,274,503
123,693	Kraft Heinz (The) Co.	6,799,404
20,465	Lamb Weston Holdings, Inc.	1,599,544
41,392	McCormick & Co., Inc.	5,960,448
63,467	Mondelez International, Inc., Class A	2,664,344
114,500	Tyson Foods, Inc., Class A	6,860,840
		51,618,850

	Gas Utilities — 0.3%
43,544	Atmos Energy Corp.	4,053,076

	Health Care Equipment & Supplies — 2.7%
12,120	ABIOMED, Inc. (a)	4,135,344
17,429	Align Technology, Inc. (a)	3,855,295
106,229	Boston Scientific Corp. (a)	3,839,116
12,549	Danaher Corp.	1,247,370
23,488	Edwards Lifesciences Corp. (a)	3,466,829
33,262	Hologic, Inc. (a)	1,296,885
21,848	IDEXX Laboratories, Inc. (a)	4,634,398
9,504	Intuitive Surgical, Inc. (a)	4,953,295
13,861	Medtronic PLC	1,244,995
35,460	ResMed, Inc.	3,755,923
7,667	Stryker Corp.	1,243,741
5,130	Teleflex, Inc.	1,234,996
20,741	Zimmer Biomet Holdings, Inc.	2,355,970
		37,264,157

	Health Care Providers & Services — 3.4%
9,952	Anthem, Inc.	2,742,473
25,251	Cardinal Health, Inc.	1,277,701
47,077	Centene Corp. (a)	6,135,075
6,550	Cigna Corp.	1,400,455
34,643	CVS Health Corp.	2,507,807
38,070	DaVita, Inc. (a)	2,563,634
48,991	HCA Healthcare, Inc.	6,541,768
31,395	Laboratory Corp. of America Holdings (a)	5,040,467
37,901	Quest Diagnostics, Inc.	3,566,863
20,493	UnitedHealth Group, Inc.	5,355,846
42,652	Universal Health Services, Inc., Class B	5,184,777
21,273	WellCare Health Plans, Inc. (a)	5,871,135
		48,188,001

	Health Care Technology — 0.3%
63,497	Cerner Corp. (a)	3,637,108

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 3.5%
63,376	Aramark	$2,276,466
106,895	Carnival Corp.	5,990,396
12,004	Chipotle Mexican Grill, Inc. (a)	5,525,801
49,039	Darden Restaurants, Inc.	5,225,105
18,492	Domino’s Pizza, Inc.	4,970,465
16,881	Hilton Worldwide Holdings, Inc.	1,201,421
10,325	Marriott International, Inc., Class A	1,206,889
244,234	MGM Resorts International	6,516,163
94,953	Norwegian Cruise Line Holdings Ltd. (a)	4,184,579
41,971	Royal Caribbean Cruises Ltd.	4,395,623
23,980	Starbucks Corp.	1,397,314
4,969	Vail Resorts, Inc.	1,248,809
116,484	Yum China Holdings, Inc.	4,202,743
15,003	Yum! Brands, Inc.	1,356,421
		49,698,195

	Household Durables — 2.0%
161,610	D.R. Horton, Inc.	5,811,496
58,380	Garmin Ltd.	3,862,421
116,799	Lennar Corp., Class A	5,020,021
38,873	Mohawk Industries, Inc. (a)	4,848,629
335,791	Newell Brands, Inc.	5,332,361
1,660	NVR, Inc. (a)	3,716,790
		28,591,718

	Household Products — 0.7%
68,888	Church & Dwight Co., Inc.	4,089,880
9,070	Clorox (The) Co.	1,346,441
12,002	Kimberly-Clark Corp.	1,251,809
32,754	Procter & Gamble (The) Co.	2,904,625
		9,592,755

	Independent Power and Renewable Electricity Producers — 0.6%
145,810	NRG Energy, Inc.	5,276,864
109,585	Vistra Energy Corp. (a)	2,479,908
		7,756,772

	Industrial Conglomerates — 0.3%
6,473	3M Co.	1,231,553
9,201	Roper Technologies, Inc.	2,602,963
		3,834,516

	Insurance — 5.1%
115,859	Aflac, Inc.	4,990,047
55,254	Allstate (The) Corp.	5,288,913
12,284	American Financial Group, Inc.	1,228,769
91,464	Arch Capital Group Ltd. (a)	2,594,834
36,634	Arthur J. Gallagher & Co.	2,711,282
20,409	Chubb Ltd.	2,549,288
53,250	Cincinnati Financial Corp.	4,187,580
138,575	Fidelity National Financial, Inc.	4,635,334

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
54,574	Hartford Financial Services Group (The), Inc.	$2,478,751
80,593	Lincoln National Corp.	4,850,893
81,429	Loews Corp.	3,791,334
16,479	Marsh & McLennan Cos., Inc.	1,396,595
87,539	MetLife, Inc.	3,605,732
93,075	Principal Financial Group, Inc.	4,381,040
95,953	Progressive (The) Corp.	6,687,924
53,826	Prudential Financial, Inc.	5,047,802
78,627	Torchmark Corp.	6,656,562
31,532	Travelers (The) Cos., Inc.	3,945,599
		71,028,279

	Interactive Media & Services — 0.7%
3,386	Alphabet, Inc., Class A (a)	3,692,704
31,452	IAC/InterActiveCorp (a)	6,183,149
		9,875,853

	Internet & Direct Marketing Retail — 0.7%
3,402	Amazon.com, Inc. (a)	5,436,430
49,173	GrubHub, Inc. (a)	4,560,304
		9,996,734

	IT Services — 5.4%
16,013	Accenture PLC, Class A	2,523,969
18,636	Akamai Technologies, Inc. (a)	1,346,451
5,769	Alliance Data Systems Corp.	1,189,452
27,149	Automatic Data Processing, Inc.	3,911,628
30,996	Broadridge Financial Solutions, Inc.	3,624,672
17,670	Cognizant Technology Solutions Corp., Class A	1,219,760
72,889	DXC Technology Co.	5,308,506
222,850	First Data Corp., Class A (a)	4,176,209
33,101	Fiserv, Inc. (a)	2,624,909
17,957	FleetCor Technologies, Inc. (a)	3,591,939
43,012	Gartner, Inc. (a)	6,345,130
10,697	Global Payments, Inc.	1,221,918
49,040	GoDaddy, Inc., Class A (a)	3,588,257
9,021	International Business Machines Corp.	1,041,294
34,068	Jack Henry & Associates, Inc.	5,104,409
39,425	Leidos Holdings, Inc.	2,553,952
24,493	Mastercard, Inc., Class A	4,841,531
18,505	Paychex, Inc.	1,211,893
46,555	PayPal Holdings, Inc. (a)	3,919,466
68,845	Square, Inc., Class A (a)	5,056,665
27,616	Total System Services, Inc.	2,517,198
17,023	VeriSign, Inc. (a)	2,426,458
27,255	Visa, Inc., Class A	3,757,102
26,920	Worldpay, Inc., Class A (a)	2,472,333
		75,575,101

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services — 1.2%
18,566	Illumina, Inc. (a)	$5,776,811
52,537	IQVIA Holdings, Inc. (a)	6,458,373
22,347	Thermo Fisher Scientific, Inc.	5,221,377
		17,456,561

	Machinery — 2.7%
35,757	Caterpillar, Inc.	4,338,039
18,666	Cummins, Inc.	2,551,456
27,210	Deere & Co.	3,685,322
30,793	Dover Corp.	2,550,892
32,380	Fortive Corp.	2,404,215
9,054	IDEX Corp.	1,148,228
26,655	Ingersoll-Rand PLC	2,557,281
99,964	PACCAR, Inc.	5,718,940
7,413	Parker-Hannifin Corp.	1,124,033
18,617	Stanley Black & Decker, Inc.	2,169,253
64,993	Wabtec Corp.	5,330,726
68,272	Xylem, Inc.	4,477,278
		38,055,663

	Media — 1.8%
23,733	CBS Corp., Class B	1,361,088
8,366	Charter Communications, Inc., Class A (a)	2,680,215
192,504	Comcast Corp., Class A	7,342,103
170,415	Discovery, Inc., Class A (a)	5,519,742
80,864	Liberty Broadband Corp., Class C (a)	6,706,051
20,039	Omnicom Group, Inc.	1,489,298
		25,098,497

	Metals & Mining — 1.1%
489,690	Freeport-McMoRan, Inc.	5,704,888
107,434	Nucor Corp.	6,351,498
90,503	Steel Dynamics, Inc.	3,583,919
		15,640,305

	Mortgage Real Estate Investment Trusts — 0.5%
666,321	Annaly Capital Management, Inc.	6,576,588

	Multiline Retail — 1.9%
37,420	Dollar General Corp.	4,167,840
83,585	Dollar Tree, Inc. (a)	7,046,216
73,144	Kohl’s Corp.	5,539,195
196,267	Macy’s, Inc.	6,729,995
46,368	Target Corp.	3,877,756
		27,361,002

	Multi-Utilities — 2.5%
64,700	Ameren Corp.	4,178,326
197,219	CenterPoint Energy, Inc.	5,326,885
55,645	CMS Energy Corp.	2,755,540
71,580	Consolidated Edison, Inc.	5,440,080

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
58,197	Dominion Energy, Inc.	$4,156,430
37,480	DTE Energy Co.	4,212,752
103,298	Public Service Enterprise Group, Inc.	5,519,212
61,255	WEC Energy Group, Inc.	4,189,842
		35,779,067

	Oil, Gas & Consumable Fuels — 6.5%
40,451	Anadarko Petroleum Corp.	2,151,993
57,200	Apache Corp.	2,163,876
98,097	Cheniere Energy, Inc. (a)	5,926,040
44,590	Chevron Corp.	4,978,474
17,853	Concho Resources, Inc. (a)	2,483,174
88,068	ConocoPhillips	6,155,953
79,869	Continental Resources, Inc. (a)	4,207,499
68,263	Devon Energy Corp.	2,211,721
20,168	Diamondback Energy, Inc.	2,266,077
32,063	EOG Resources, Inc.	3,377,516
64,144	Exxon Mobil Corp.	5,110,994
95,222	Hess Corp.	5,465,743
97,520	HollyFrontier Corp.	6,576,749
76,896	Kinder Morgan, Inc.	1,308,770
292,804	Marathon Oil Corp.	5,560,348
85,240	Marathon Petroleum Corp.	6,005,158
49,775	Occidental Petroleum Corp.	3,338,409
40,218	ONEOK, Inc.	2,638,301
60,471	Phillips 66	6,217,628
7,825	Pioneer Natural Resources Co.	1,152,388
48,426	Targa Resources Corp.	2,502,171
59,922	Valero Energy Corp.	5,458,295
150,413	Williams (The) Cos., Inc.	3,659,548
		90,916,825

	Personal Products — 0.2%
108,536	Coty, Inc., Class A	1,145,055
9,383	Estee Lauder (The) Cos., Inc., Class A	1,289,599
		2,434,654

	Pharmaceuticals — 1.5%
14,315	Allergan PLC	2,261,913
50,820	Eli Lilly & Co.	5,510,921
8,115	Jazz Pharmaceuticals PLC (a)	1,288,824
111,747	Mylan N.V. (a)	3,492,094
38,515	Perrigo Co. PLC	2,707,604
61,866	Pfizer, Inc.	2,663,950
29,773	Zoetis, Inc.	2,684,036
		20,609,342

	Professional Services — 0.7%
3,233	CoStar Group, Inc. (a)	1,168,471
10,445	Equifax, Inc.	1,059,541
55,584	TransUnion	3,654,648

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
33,926	Verisk Analytics, Inc. (a)	$4,065,692
		9,948,352
	Real Estate Management & Development — 0.2%
61,822	CBRE Group, Inc., Class A (a)	2,490,808

	Road & Rail — 1.7%
55,235	CSX Corp.	3,803,482
11,465	J.B. Hunt Transport Services, Inc.	1,268,144
60,177	Kansas City Southern	6,135,647
30,216	Norfolk Southern Corp.	5,071,151
25,355	Old Dominion Freight Line, Inc.	3,306,799
33,491	Union Pacific Corp.	4,897,054
		24,482,277

	Semiconductors & Semiconductor Equipment — 1.8%
220,661	Advanced Micro Devices, Inc. (a)	4,018,237
14,745	Analog Devices, Inc.	1,234,304
5,529	Broadcom, Inc.	1,235,676
141,275	Marvell Technology Group Ltd.	2,318,323
30,145	Micron Technology, Inc. (a)	1,137,069
19,410	NVIDIA Corp.	4,092,210
17,732	Qorvo, Inc. (a)	1,303,479
56,786	QUALCOMM, Inc.	3,571,272
60,119	Skyworks Solutions, Inc.	5,215,925
17,000	Xilinx, Inc.	1,451,290
		25,577,785

	Software — 4.9%
20,201	Adobe, Inc. (a)	4,964,598
14,601	ANSYS, Inc. (a)	2,183,579
34,931	Autodesk, Inc. (a)	4,514,832
30,084	Cadence Design Systems, Inc. (a)	1,340,844
70,180	Dell Technologies, Inc., Class V (a)	6,343,570
73,877	Fortinet, Inc. (a)	6,071,212
23,977	Intuit, Inc.	5,059,147
47,678	Microsoft Corp.	5,092,487
38,518	PTC, Inc. (a)	3,174,268
10,009	Red Hat, Inc. (a)	1,717,945
34,286	salesforce.com, Inc. (a)	4,705,411
27,870	ServiceNow, Inc. (a)	5,045,585
56,370	Splunk, Inc. (a)	5,627,981
47,970	SS&C Technologies Holdings, Inc.	2,454,145
320,321	Symantec Corp.	5,813,826
37,354	Workday, Inc., Class A (a)	4,968,829
		69,078,259

	Specialty Retail — 4.5%
16,196	Advance Auto Parts, Inc.	2,587,473
7,035	AutoZone, Inc. (a)	5,159,961
34,354	Best Buy Co., Inc.	2,410,277
41,840	Burlington Stores, Inc. (a)	7,175,141

See Notes to Portfolio of Investments

First Trust Large Cap Core AlphaDEX® Fund (FEX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
18,259	CarMax, Inc. (a)	$1,239,969
236,275	Gap (The), Inc.	6,450,307
19,745	Home Depot (The), Inc.	3,472,750
59,362	Lowe’s Cos., Inc.	5,652,450
19,624	O’Reilly Automotive, Inc. (a)	6,294,398
68,780	Ross Stores, Inc.	6,809,220
21,140	Tiffany & Co.	2,352,882
60,845	TJX (The) Cos., Inc.	6,685,649
24,163	Ulta Beauty, Inc. (a)	6,633,227
		62,923,704

	Technology Hardware, Storage & Peripherals — 1.7%
30,201	Apple, Inc.	6,609,791
417,935	Hewlett Packard Enterprise Co.	6,373,509
105,804	HP, Inc.	2,554,108
63,491	NetApp, Inc.	4,983,409
93,157	Western Digital Corp.	4,012,272
		24,533,089

	Textiles, Apparel & Luxury Goods — 0.6%
48,276	NIKE, Inc., Class B	3,622,631
37,761	PVH Corp.	4,561,151
		8,183,782

	Tobacco — 0.4%
90,416	Altria Group, Inc.	5,880,657

	Trading Companies & Distributors — 0.9%
70,494	Fastenal Co.	3,624,096
24,997	United Rentals, Inc. (a)	3,001,390
19,068	W.W. Grainger, Inc.	5,414,740
		12,040,226

	Water Utilities — 0.1%
15,501	American Water Works Co., Inc.	1,372,304

	Wireless Telecommunication Services — 0.4%
77,701	T-Mobile US, Inc. (a)	5,326,404

	Total Investments — 99.9%	1,404,016,742
	(Cost $1,364,872,032) (b)
	Net Other Assets and Liabilities — 0.1%	974,425
	Net Assets — 100.0%	$1,404,991,167

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $109,312,865 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $70,168,155. The net unrealized appreciation was $39,144,710.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,404,016,742	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.3%
41,361	Axon Enterprise, Inc. (a)	$2,552,801
11,314	BWX Technologies, Inc.	661,416
10,299	Curtiss-Wright Corp.	1,127,329
30,562	HEICO Corp.	2,562,012
10,554	Hexcel Corp.	617,620
14,342	Teledyne Technologies, Inc. (a)	3,173,598
		10,694,776

	Airlines — 1.5%
41,103	Alaska Air Group, Inc.	2,524,546
182,745	JetBlue Airways Corp. (a)	3,057,324
60,067	SkyWest, Inc.	3,441,238
75,324	Spirit Airlines, Inc. (a)	3,909,316
		12,932,424

	Auto Components — 1.2%
54,001	Adient PLC (b)	1,642,710
113,699	Dana, Inc.	1,770,294
164,862	Gentex Corp.	3,470,345
121,007	Goodyear Tire & Rubber (The) Co.	2,548,408
15,233	Visteon Corp. (a)	1,204,016
		10,635,773

	Automobiles — 0.5%
31,240	Harley-Davidson, Inc.	1,193,993
42,270	Thor Industries, Inc.	2,943,683
		4,137,676

	Banks — 5.4%
54,430	Associated Banc-Corp.	1,261,687
43,277	BancorpSouth Bank	1,242,050
8,967	Bank of Hawaii Corp.	703,372
55,921	Bank OZK	1,529,999
79,954	BankUnited, Inc.	2,646,477
7,274	BOK Financial Corp.	623,600
34,150	Cathay General Bancorp	1,286,431
41,131	CIT Group, Inc.	1,948,787
18,251	Columbia Banking System, Inc.	676,930
10,718	Commerce Bancshares, Inc.	681,665
23,173	Community Bank System, Inc.	1,353,071
23,442	East West Bancorp, Inc.	1,229,298
166,885	F.N.B. Corp.	1,974,250
3,129	First Citizens BancShares, Inc., Class A	1,334,925
35,918	First Financial Bankshares, Inc.	2,118,803
52,105	First Hawaiian, Inc.	1,291,162
40,996	First Horizon National Corp.	661,675
84,996	Fulton Financial Corp.	1,360,786
16,422	Glacier Bancorp, Inc.	696,293
29,762	Hancock Whitney Corp.	1,248,814
32,310	Home BancShares, Inc.	615,182
8,698	IBERIABANK Corp.	647,914
31,449	International Bancshares Corp.	1,217,076
57,668	Investors Bancorp, Inc.	644,728

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
36,662	Old National Bancorp	$654,417
44,549	PacWest Bancorp	1,809,580
123,994	People’s United Financial, Inc.	1,941,746
27,613	Popular, Inc.	1,436,152
20,406	Prosperity Bancshares, Inc.	1,327,002
12,323	Signature Bank	1,354,298
8,629	South State Corp.	583,924
59,436	TCF Financial Corp.	1,241,024
19,960	UMB Financial Corp.	1,274,446
102,057	Umpqua Holdings Corp.	1,959,494
38,932	United Bankshares, Inc.	1,291,374
62,897	Valley National Bancorp	627,712
12,438	Western Alliance Bancorp (a)	600,009
16,661	Wintrust Financial Corp.	1,268,569
		46,364,722

	Beverages — 0.1%
12,135	National Beverage Corp. (a)	1,121,881

	Biotechnology — 2.3%
44,830	Exact Sciences Corp. (a)	3,185,172
44,713	Heron Therapeutics, Inc. (a)	1,241,233
13,718	Ionis Pharmaceuticals, Inc. (a)	679,727
12,889	Ligand Pharmaceuticals, Inc. (a)	2,124,236
46,147	Myriad Genetics, Inc. (a)	2,077,999
28,776	Neurocrine Biosciences, Inc. (a)	3,083,348
21,906	Sarepta Therapeutics, Inc. (a)	2,930,147
27,807	Ultragenyx Pharmaceutical, Inc. (a)	1,347,249
27,666	United Therapeutics Corp. (a)	3,067,053
		19,736,164

	Building Products — 1.6%
15,625	Allegion PLC	1,339,531
20,333	Armstrong World Industries, Inc. (a)	1,255,563
40,542	Fortune Brands Home & Security, Inc.	1,817,498
6,479	Lennox International, Inc.	1,366,356
52,154	Owens Corning	2,465,320
39,061	Simpson Manufacturing Co., Inc.	2,229,602
45,960	Trex Co., Inc. (a)	2,817,348
		13,291,218

	Capital Markets — 1.7%
25,878	Affiliated Managers Group, Inc.	2,941,294
14,075	Evercore, Inc., Class A	1,149,787
6,326	FactSet Research Systems, Inc.	1,415,506
14,701	Lazard Ltd., Class A	584,218
113,287	Legg Mason, Inc.	3,196,959
32,906	LPL Financial Holdings, Inc.	2,027,009
16,861	Morningstar, Inc.	2,104,253
27,608	Stifel Financial Corp.	1,262,238
		14,681,264

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals — 2.2%
16,875	Ashland Global Holdings, Inc.	$1,248,413
18,938	Balchem Corp.	1,773,544
71,764	Chemours (The) Co.	2,368,930
129,929	Huntsman Corp.	2,842,847
27,781	Ingevity Corp. (a)	2,530,293
1,745	NewMarket Corp.	673,500
137,771	Olin Corp.	2,782,974
56,744	Platform Specialty Products Corp. (a)	613,970
16,185	PolyOne Corp.	522,937
10,897	RPM International, Inc.	666,570
9,249	Sensient Technologies Corp.	599,890
36,148	Trinseo S.A.	1,947,654
32,896	Valvoline, Inc.	655,288
		19,226,810

	Commercial Services & Supplies — 1.7%
10,360	Cimpress N.V. (a)	1,294,896
49,426	Clean Harbors, Inc. (a)	3,362,945
35,563	KAR Auction Services, Inc.	2,024,957
26,591	MSA Safety, Inc.	2,777,164
36,175	Stericycle, Inc. (a)	1,807,665
51,800	Tetra Tech, Inc.	3,420,872
		14,688,499

	Communications Equipment — 0.5%
90,600	Ciena Corp. (a)	2,832,156
46,008	CommScope Holding Co., Inc. (a)	1,106,952
11,803	Lumentum Holdings, Inc. (a)	645,034
		4,584,142

	Construction & Engineering — 1.2%
43,331	AECOM (a)	1,262,665
28,262	EMCOR Group, Inc.	2,006,037
12,178	Fluor Corp.	534,127
63,390	MasTec, Inc. (a)	2,758,099
84,793	Quanta Services, Inc. (a)	2,645,541
5,109	Valmont Industries, Inc.	635,100
		9,841,569

	Consumer Finance — 1.7%
6,461	Credit Acceptance Corp. (a)	2,742,178
17,258	FirstCash, Inc.	1,387,543
39,833	Green Dot Corp., Class A (a)	3,016,951
157,475	Navient Corp.	1,823,560
63,159	OneMain Holdings, Inc. (a)	1,801,295
176,545	Santander Consumer USA Holdings, Inc.	3,310,219
63,461	SLM Corp. (a)	643,495
		14,725,241

	Containers & Packaging — 1.2%
6,567	AptarGroup, Inc.	669,571

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
43,868	Berry Global Group, Inc. (a)	$1,913,522
14,741	Crown Holdings, Inc. (a)	623,397
202,024	Graphic Packaging Holding Co.	2,224,284
75,316	Owens-Illinois, Inc. (a)	1,180,202
101,811	Silgan Holdings, Inc.	2,446,519
25,498	Sonoco Products Co.	1,391,681
		10,449,176

	Distributors — 0.3%
16,960	Pool Corp.	2,471,920

	Diversified Consumer Services — 1.2%
18,014	Bright Horizons Family Solutions, Inc. (a)	2,069,989
24,889	Chegg, Inc. (a)	678,972
6,273	Grand Canyon Education, Inc. (a)	782,243
82,438	H&R Block, Inc.	2,187,904
48,027	Service Corp. International	1,991,680
22,814	ServiceMaster Global Holdings, Inc. (a)	978,264
19,658	Weight Watchers International, Inc. (a)	1,299,394
		9,988,446

	Diversified Financial Services — 0.1%
32,221	Jefferies Financial Group, Inc.	691,785

	Diversified Telecommunication Services — 0.3%
149,914	Vonage Holdings Corp. (a)	1,987,860
20,380	Zayo Group Holdings, Inc. (a)	608,954
		2,596,814

	Electric Utilities — 1.4%
28,300	ALLETE, Inc.	2,094,200
39,763	Hawaiian Electric Industries, Inc.	1,483,160
14,262	IDACORP, Inc.	1,330,074
77,928	OGE Energy Corp.	2,817,097
26,809	Pinnacle West Capital Corp.	2,205,040
46,542	Portland General Electric Co.	2,098,114
		12,027,685

	Electrical Equipment — 0.9%
13,503	Acuity Brands, Inc.	1,696,517
8,122	EnerSys	646,267
50,174	Generac Holdings, Inc. (a)	2,545,327
5,298	Hubbell, Inc.	538,807
34,328	Regal Beloit Corp.	2,461,318
		7,888,236

	Electronic Equipment, Instruments & Components — 2.0%
38,393	Arrow Electronics, Inc. (a)	2,599,590

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
39,201	AVX Corp.	$653,873
25,352	Cognex Corp.	1,086,080
4,109	Coherent, Inc. (a)	505,982
34,533	FLIR Systems, Inc.	1,599,223
52,260	Jabil, Inc.	1,292,390
33,416	SYNNEX Corp.	2,593,416
39,547	Tech Data Corp. (a)	2,794,391
69,542	Vishay Intertechnology, Inc.	1,272,618
16,006	Zebra Technologies Corp., Class A (a)	2,661,798
		17,059,361

	Energy Equipment & Services — 1.2%
30,868	Helmerich & Payne, Inc.	1,922,768
191,967	McDermott International, Inc. (a)	1,483,905
206,777	Patterson-UTI Energy, Inc.	3,440,769
228,550	RPC, Inc.	3,400,824
		10,248,266

	Entertainment — 0.9%
52,805	Cinemark Holdings, Inc.	2,195,104
6,733	Madison Square Garden (The) Co., Class A (a)	1,862,482
36,575	World Wrestling Entertainment, Inc., Class A	2,654,979
176,456	Zynga, Inc., Class A (a)	642,300
		7,354,865

	Equity Real Estate Investment Trusts — 6.5%
34,382	American Campus Communities, Inc.	1,358,433
161,827	Apple Hospitality REIT, Inc.	2,616,742
180,049	Brandywine Realty Trust	2,531,489
121,232	Brixmor Property Group, Inc.	1,963,958
7,562	Camden Property Trust	682,622
116,332	CoreCivic, Inc.	2,612,817
6,367	CoreSite Realty Corp.	597,607
23,721	Corporate Office Properties Trust	612,951
159,188	Cousins Properties, Inc.	1,322,852
22,321	CyrusOne, Inc.	1,188,147
31,030	EPR Properties	2,133,002
88,201	Equity Commonwealth	2,626,626
7,336	Equity LifeStyle Properties, Inc.	694,646
56,247	GEO Group (The), Inc.	1,243,621
98,140	Hospitality Properties Trust	2,514,347
19,212	JBG SMITH Properties	720,066
9,871	Kilroy Realty Corp.	679,914
126,808	Kimco Realty Corp.	2,040,341
18,190	Lamar Advertising Co., Class A	1,333,691
50,243	Liberty Property Trust	2,103,674
94,915	Medical Properties Trust, Inc.	1,410,437

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
28,082	National Health Investors, Inc.	$2,062,904
21,592	Omega Healthcare Investors, Inc. (b)	720,093
70,937	Outfront Media, Inc.	1,257,004
96,359	RLJ Lodging Trust	1,873,219
16,424	Ryman Hospitality Properties, Inc.	1,274,338
30,605	Sabra Health Care REIT, Inc.	662,598
161,183	Senior Housing Properties Trust	2,590,211
14,510	SL Green Realty Corp.	1,324,183
175,581	Spirit Realty Capital, Inc.	1,373,043
6,969	Sun Communities, Inc.	700,175
129,754	Sunstone Hotel Investors, Inc.	1,877,540
105,348	Uniti Group, Inc.	2,016,361
292,393	VEREIT, Inc.	2,143,241
47,553	Weingarten Realty Investors	1,337,190
22,006	WP Carey, Inc.	1,452,616
		55,652,699

	Food & Staples Retailing — 0.9%
21,922	Casey’s General Stores, Inc.	2,764,584
63,747	Performance Food Group Co. (a)	1,869,062
91,836	US Foods Holding Corp. (a)	2,678,856
		7,312,502

	Food Products — 1.7%
146,499	Darling Ingredients, Inc. (a)	3,026,669
75,840	Flowers Foods, Inc.	1,464,470
26,966	Ingredion, Inc.	2,728,420
9,485	Lancaster Colony Corp.	1,625,539
195,575	Pilgrim’s Pride Corp. (a)	3,453,855
28,869	Post Holdings, Inc. (a)	2,552,597
		14,851,550

	Gas Utilities — 1.5%
50,488	National Fuel Gas Co.	2,740,993
30,698	New Jersey Resources Corp.	1,384,480
17,199	ONE Gas, Inc.	1,357,173
26,861	Southwest Gas Holdings, Inc.	2,075,549
38,482	Spire, Inc.	2,793,024
51,016	UGI Corp.	2,706,909
		13,058,128

	Health Care Equipment & Supplies — 3.5%
24,734	DexCom, Inc. (a)	3,283,933
37,399	Globus Medical, Inc., Class A (a)	1,976,537
24,702	Haemonetics Corp. (a)	2,580,618
14,992	Hill-Rom Holdings, Inc.	1,260,527
7,507	ICU Medical, Inc. (a)	1,912,258
14,493	Inogen, Inc. (a)	2,747,438
26,714	Insulet Corp. (a)	2,356,442
32,226	Integra LifeSciences Holdings Corp. (a)	1,726,347
22,726	Masimo Corp. (a)	2,627,126
46,059	Merit Medical Systems, Inc. (a)	2,630,890

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
67,518	Novocure Ltd. (a)	$2,237,546
18,907	Penumbra, Inc. (a)	2,571,352
17,193	West Pharmaceutical Services, Inc.	1,821,083
		29,732,097

	Health Care Providers & Services — 2.4%
80,408	Acadia Healthcare Co., Inc. (a)	3,336,932
28,313	Amedisys, Inc. (a)	3,114,430
4,429	Chemed Corp.	1,347,878
36,310	Encompass Health Corp.	2,443,663
37,474	HealthEquity, Inc. (a)	3,440,113
60,659	MEDNAX, Inc. (a)	2,504,610
23,792	Molina Healthcare, Inc. (a)	3,016,112
49,725	Tenet Healthcare Corp. (a)	1,279,424
		20,483,162

	Health Care Technology — 0.7%
40,972	Teladoc Health, Inc. (a)	2,840,999
32,498	Veeva Systems, Inc., Class A (a)	2,968,692
		5,809,691

	Hotels, Restaurants & Leisure — 2.8%
41,807	Boyd Gaming Corp.	1,110,394
16,989	Choice Hotels International, Inc.	1,246,993
2,548	Churchill Downs, Inc.	636,006
14,428	Cracker Barrel Old Country Store, Inc. (b)	2,289,435
38,393	Dunkin’ Brands Group, Inc.	2,785,796
72,797	Eldorado Resorts, Inc. (a)	2,657,090
85,509	Hilton Grand Vacations, Inc. (a)	2,297,627
26,671	Hyatt Hotels Corp., Class A	1,845,633
6,332	Marriott Vacations Worldwide Corp.	560,319
64,483	Penn National Gaming, Inc. (a)	1,565,647
52,385	Planet Fitness, Inc., Class A (a)	2,571,580
10,134	Six Flags Entertainment Corp.	545,817
30,636	Texas Roadhouse, Inc.	1,852,253
41,283	Wendy’s (The) Co.	711,719
32,638	Wyndham Destinations, Inc.	1,171,051
		23,847,360

	Household Durables — 1.3%
32,318	Leggett & Platt, Inc.	1,173,467
142,832	PulteGroup, Inc.	3,509,382
48,445	Roku, Inc. (a)	2,693,542
107,114	Toll Brothers, Inc.	3,605,457
		10,981,848

	Household Products — 0.3%
12,065	Energizer Holdings, Inc.	709,060
28,410	Spectrum Brands Holdings, Inc.	1,845,230
		2,554,290

Shares	Description	Value

	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers — 0.2%
101,084	AES Corp.	$1,473,805

	Industrial Conglomerates — 0.2%
17,428	Carlisle Cos., Inc.	1,683,371

	Insurance — 4.6%
1,084	Alleghany Corp.	651,137
60,033	American Equity Investment Life Holding Co.	1,874,230
27,364	American National Insurance Co.	3,372,339
13,110	Assurant, Inc.	1,274,423
83,778	Assured Guaranty Ltd.	3,349,445
54,788	Athene Holding Ltd., Class A (a)	2,504,907
47,859	Brown & Brown, Inc.	1,348,667
133,382	CNO Financial Group, Inc.	2,520,920
3,394	Enstar Group Ltd. (a)	616,350
5,548	Erie Indemnity Co., Class A	719,520
3,097	Everest Re Group Ltd.	674,712
54,863	First American Financial Corp.	2,432,077
5,735	Hanover Insurance Group (The), Inc.	638,764
35,182	Kemper Corp.	2,645,335
52,727	National General Holdings Corp.	1,468,974
94,851	Old Republic International Corp.	2,091,465
29,348	Primerica, Inc.	3,220,650
24,474	Reinsurance Group of America, Inc.	3,484,363
11,143	Selective Insurance Group, Inc.	722,624
72,443	Unum Group	2,626,783
17,706	W.R. Berkley Corp.	1,343,885
		39,581,570

	Interactive Media & Services — 0.3%
13,855	TripAdvisor, Inc. (a)	722,399
43,146	Yelp, Inc. (a)	1,847,512
		2,569,911

	Internet & Direct Marketing Retail — 1.1%
68,859	Etsy, Inc. (a)	2,927,885
159,295	Qurate Retail, Inc. (a)	3,494,932
3,128	Stamps.com, Inc. (a)	632,388
23,959	Wayfair, Inc., Class A (a)	2,642,438
		9,697,643

	IT Services — 3.4%
71,286	Booz Allen Hamilton Holding Corp.	3,531,509
15,370	CACI International, Inc., Class A (a)	2,742,930
125,682	Conduent, Inc. (a)	2,400,526
28,641	CoreLogic, Inc. (a)	1,163,397
20,555	EPAM Systems, Inc. (a)	2,455,706
46,233	Genpact Ltd.	1,267,247

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
71,604	LiveRamp Holdings, Inc. (a)	$3,270,871
32,628	MAXIMUS, Inc.	2,119,841
50,283	Okta, Inc. (a)	2,934,516
81,395	Sabre Corp.	2,006,387
8,779	Science Applications International Corp.	610,228
41,006	Twilio, Inc., Class A (a)	3,084,471
10,574	WEX, Inc. (a)	1,860,601
		29,448,230

	Leisure Products — 0.1%
45,070	Mattel, Inc. (a)	612,050
7,010	Polaris Industries, Inc.	623,750
		1,235,800

	Life Sciences Tools & Services — 1.2%
6,782	Bio-Rad Laboratories, Inc., Class A (a)	1,850,469
13,867	Bio-Techne Corp.	2,325,773
21,037	Charles River Laboratories International, Inc. (a)	2,562,727
32,108	PRA Health Sciences, Inc. (a)	3,110,302
		9,849,271

	Machinery — 4.0%
46,560	AGCO Corp.	2,609,222
68,024	Allison Transmission Holdings, Inc.	2,998,498
7,195	Crane Co.	626,253
24,968	Gardner Denver Holdings, Inc. (a)	675,634
15,270	Graco, Inc.	620,420
11,551	ITT, Inc.	583,326
23,725	John Bean Technologies Corp.	2,466,688
48,732	Kennametal, Inc.	1,727,549
15,145	Lincoln Electric Holdings, Inc.	1,225,382
5,471	Middleby (The) Corp. (a)	614,393
36,758	Navistar International Corp. (a)	1,231,025
10,189	Nordson Corp.	1,249,885
39,730	Oshkosh Corp.	2,230,442
21,873	Proto Labs, Inc. (a)	2,612,730
14,118	RBC Bearings, Inc. (a)	2,084,946
11,562	Snap-on, Inc.	1,779,854
17,729	Terex Corp.	591,971
56,778	Timken (The) Co.	2,245,570
11,799	Toro (The) Co.	664,638
96,560	Trinity Industries, Inc.	2,756,788
17,999	WABCO Holdings, Inc. (a)	1,933,993
8,751	Woodward, Inc.	644,424
		34,173,631

	Marine — 0.3%
34,412	Kirby Corp. (a)	2,475,599

	Media — 1.8%
156,029	Altice USA, Inc., Class A	2,544,833

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
3,203	Cable One, Inc.	$2,869,055
98,936	DISH Network Corp., Class A (a)	3,041,293
61,879	Interpublic Group of Cos. (The), Inc.	1,433,118
46,706	John Wiley & Sons, Inc., Class A	2,533,333
43,464	Nexstar Media Group, Inc., Class A	3,255,019
		15,676,651

	Metals & Mining — 1.2%
52,544	Alcoa Corp. (a)	1,838,515
223,567	Cleveland-Cliffs, Inc. (a)	2,405,581
41,482	Reliance Steel & Aluminum Co.	3,273,759
116,075	United States Steel Corp.	3,079,470
		10,597,325

	Mortgage Real Estate Investment Trusts — 1.5%
42,231	Blackstone Mortgage Trust, Inc., Class A	1,424,874
195,144	Chimera Investment Corp.	3,629,679
385,083	MFA Financial, Inc.	2,668,625
198,539	New Residential Investment Corp.	3,549,877
65,761	Starwood Property Trust, Inc.	1,428,329
		12,701,384

	Multiline Retail — 0.6%
23,661	Nordstrom, Inc.	1,556,184
36,815	Ollie’s Bargain Outlet Holdings, Inc. (a)	3,420,113
		4,976,297

	Multi-Utilities — 0.7%
82,630	MDU Resources Group, Inc.	2,062,445
56,788	NiSource, Inc.	1,440,143
48,250	NorthWestern Corp.	2,835,170
		6,337,758

	Oil, Gas & Consumable Fuels — 5.7%
199,772	Antero Resources Corp. (a)	3,174,377
129,536	Centennial Resource Development, Inc., Class A (a)	2,481,910
315,185	Chesapeake Energy Corp. (a) (b)	1,106,299
247,236	CNX Resources Corp. (a)	3,869,244
87,965	CVR Energy, Inc.	3,782,495
66,707	Delek US Holdings, Inc.	2,449,481
51,163	Jagged Peak Energy, Inc. (a) (b)	630,328
302,712	Kosmos Energy Ltd. (a)	1,964,601
64,229	Matador Resources Co. (a)	1,852,364
63,670	Murphy Oil Corp.	2,028,526
49,087	Newfield Exploration Co. (a)	991,557
249,503	Oasis Petroleum, Inc. (a)	2,510,000
24,191	Parsley Energy, Inc., Class A (a)	566,553
70,887	PBF Energy, Inc., Class A	2,966,621
14,453	PDC Energy, Inc. (a)	613,530

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
99,269	Peabody Energy Corp.	$3,519,086
166,590	Range Resources Corp.	2,640,452
112,209	SM Energy Co.	2,731,167
692,358	Southwestern Energy Co. (a)	3,697,192
66,704	Whiting Petroleum Corp. (a)	2,488,059
175,843	WPX Energy, Inc. (a)	2,820,522
		48,884,364

	Paper & Forest Products — 0.1%
26,712	Louisiana-Pacific Corp.	581,520

	Personal Products — 0.9%
51,885	Herbalife Nutrition Ltd. (a)	2,763,395
25,755	Nu Skin Enterprises, Inc., Class A	1,808,516
23,479	USANA Health Sciences, Inc. (a)	2,747,513
		7,319,424

	Pharmaceuticals — 0.6%
31,888	Amneal Pharmaceuticals, Inc. (a)	588,334
31,068	Catalent, Inc. (a)	1,253,283
108,415	Horizon Pharma PLC (a)	1,974,237
34,823	Nektar Therapeutics (a)	1,346,954
		5,162,808

	Professional Services — 1.9%
26,894	ASGN, Inc. (a)	1,804,049
48,339	FTI Consulting, Inc. (a)	3,340,708
29,996	Insperity, Inc.	3,295,061
14,370	Korn/Ferry International	648,662
32,926	ManpowerGroup, Inc.	2,511,925
40,216	Robert Half International, Inc.	2,434,274
37,691	TriNet Group, Inc. (a)	1,771,100
		15,805,779

	Real Estate Management & Development — 0.4%
5,696	Howard Hughes (The) Corp. (a)	635,218
14,709	Jones Lang LaSalle, Inc.	1,945,412
32,911	Kennedy-Wilson Holdings, Inc.	624,651
		3,205,281

	Road & Rail — 1.3%
9,920	AMERCO	3,238,682
38,883	Genesee & Wyoming, Inc., Class A (a)	3,080,700
23,200	Landstar System, Inc.	2,322,088
48,419	Ryder System, Inc.	2,678,055
		11,319,525

	Semiconductors & Semiconductor Equipment — 0.4%
6,859	Cabot Microelectronics Corp.	669,576
5,637	Monolithic Power Systems, Inc.	665,842
38,179	Semtech Corp. (a)	1,715,764

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
6,002	Universal Display Corp.	$738,306
		3,789,488

	Software — 4.9%
18,636	Aspen Technology, Inc. (a)	1,582,010
59,188	Box, Inc., Class A (a)	1,065,384
20,217	CommVault Systems, Inc. (a)	1,177,034
44,728	Coupa Software, Inc. (a)	2,899,716
12,384	Fair Isaac Corp. (a)	2,386,521
21,015	Guidewire Software, Inc. (a)	1,869,705
18,751	HubSpot, Inc. (a)	2,543,573
8,541	j2 Global, Inc.	622,126
25,919	Manhattan Associates, Inc. (a)	1,237,373
15,018	New Relic, Inc. (a)	1,340,356
16,563	Nutanix, Inc., Class A (a)	687,530
22,765	Paycom Software, Inc. (a)	2,850,178
44,048	Paylocity Holding Corp. (a)	2,897,918
11,303	Pegasystems, Inc.	604,937
23,825	Qualys, Inc. (a)	1,697,293
42,950	RealPage, Inc. (a)	2,276,350
38,022	RingCentral, Inc., Class A (a)	2,955,450
18,997	Tableau Software, Inc., Class A (a)	2,026,600
23,444	Trade Desk (The), Inc., Class A (a)	2,896,506
5,774	Tyler Technologies, Inc. (a)	1,222,125
8,784	Ultimate Software Group (The), Inc. (a)	2,342,078
49,830	Zendesk, Inc. (a)	2,739,155
		41,919,918

	Specialty Retail — 3.7%
64,964	Aaron’s, Inc.	3,061,753
113,990	American Eagle Outfitters, Inc.	2,628,609
68,120	AutoNation, Inc. (a)	2,757,498
27,203	Five Below, Inc. (a)	3,096,246
55,519	Foot Locker, Inc.	2,617,166
70,059	L Brands, Inc.	2,271,313
130,793	Michaels (The) Cos., Inc. (a)	2,073,069
74,656	Penske Automotive Group, Inc.	3,313,233
16,203	RH (a) (b)	1,874,849
38,930	Tractor Supply Co.	3,577,278
51,901	Urban Outfitters, Inc. (a)	2,048,013
32,300	Williams-Sonoma, Inc.	1,917,974
		31,237,001

	Technology Hardware, Storage & Peripherals — 0.5%
109,070	Pure Storage, Inc., Class A (a)	2,201,032
78,680	Xerox Corp.	2,192,812
		4,393,844

	Textiles, Apparel & Luxury Goods — 1.5%
21,529	Carter’s, Inc.	2,066,353
22,808	Columbia Sportswear Co.	2,059,106

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
23,869	Deckers Outdoor Corp. (a)	$3,035,421
5,144	Ralph Lauren Corp.	666,714
76,003	Skechers U.S.A., Inc., Class A (a)	2,171,406
40,128	Steven Madden Ltd.	1,254,803
66,691	Under Armour, Inc., Class A (a)	1,474,538
		12,728,341

	Thrifts & Mortgage Finance — 1.4%
79,954	Essent Group Ltd. (a)	3,151,787
3,075	LendingTree, Inc. (a)	620,197
265,812	MGIC Investment Corp. (a)	3,245,564
204,703	New York Community Bancorp, Inc.	1,961,055
171,164	Radian Group, Inc.	3,284,637
		12,263,240

	Trading Companies & Distributors — 1.2%
77,113	Air Lease Corp.	2,938,005
40,859	GATX Corp.	3,061,565
32,123	MSC Industrial Direct Co., Inc., Class A	2,603,890
9,392	SiteOne Landscape Supply, Inc. (a)	639,032
23,079	Univar, Inc. (a)	568,205
3,973	Watsco, Inc.	588,719
		10,399,416

	Transportation Infrastructure — 0.3%
76,695	Macquarie Infrastructure Corp.	2,833,880
	Total Common Stocks — 100.0%	856,044,115
	(Cost $855,901,551)

	Money Market Funds — 0.2%
1,245,720	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (c) (d)	1,245,720
560,928	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (c)	560,928
	Total Money Market Funds — 0.2%	1,806,648
	(Cost $1,806,648)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$720,478	BNP Paribas S.A., 2.19% (c), dated 10/31/18, due 11/01/18, with a maturity value of $720,522. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $735,107. (d)	$720,478
3,521,358	JPMorgan Chase & Co., 2.13% (c), dated 10/31/18, due 11/01/18, with a maturity value of $3,521,566. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $3,600,028. (d)	3,521,358
	Total Repurchase Agreements — 0.5%	4,241,836
	(Cost $4,241,836)

	Total Investments — 100.7%	862,092,599
	(Cost $861,950,035) (e)
	Net Other Assets and Liabilities — (0.7)%	(5,713,586)
	Net Assets — 100.0%	$856,379,013

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $5,343,192 and the total value of the collateral held by the Fund is $5,487,556.
(c)	Rate shown reflects yield as of October 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $53,820,254 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $53,677,690. The net unrealized appreciation was $142,564.

See Notes to Portfolio of Investments

First Trust Mid Cap Core AlphaDEX® Fund (FNX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$856,044,115	$—	$—
Money Market Funds	1,806,648	—	—
Repurchase Agreements	—	4,241,836	—
Total Investments	$857,850,763	$4,241,836	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.2%
9,801	AAR Corp.	$466,331
41,445	Aerojet Rocketdyne Holdings, Inc. (a)	1,463,837
20,937	Aerovironment, Inc. (a)	1,883,702
10,327	Esterline Technologies Corp. (a)	1,211,977
25,472	Mercury Systems, Inc. (a)	1,193,618
5,467	Moog, Inc., Class A	391,164
20,152	Triumph Group, Inc.	367,774
83,489	Wesco Aircraft Holdings, Inc. (a)	849,918
		7,828,321

	Air Freight & Logistics — 0.9%
36,836	Atlas Air Worldwide Holdings, Inc. (a)	1,901,474
32,752	Forward Air Corp.	1,964,793
51,492	Hub Group, Inc., Class A (a)	2,359,363
		6,225,630

	Airlines — 0.6%
14,813	Allegiant Travel Co.	1,690,756
58,558	Hawaiian Holdings, Inc.	2,026,692
		3,717,448

	Auto Components — 1.8%
134,637	American Axle & Manufacturing Holdings, Inc. (a)	2,042,443
66,372	Cooper Tire & Rubber Co.	2,050,231
11,738	Cooper-Standard Holdings, Inc. (a)	1,087,526
12,208	Dorman Products, Inc. (a)	964,554
33,518	Fox Factory Holding Corp. (a)	1,800,922
10,333	Gentherm, Inc. (a)	450,932
22,685	LCI Industries	1,573,205
9,546	Standard Motor Products, Inc.	516,534
33,434	Tenneco, Inc., Class A	1,151,133
		11,637,480

	Automobiles — 0.2%
56,659	Winnebago Industries, Inc.	1,561,522

	Banks — 3.1%
17,849	1st Source Corp.	831,585
7,839	BancFirst Corp.	449,802
7,555	Banner Corp.	436,830
11,534	Berkshire Hills Bancorp, Inc.	384,890
34,403	Boston Private Financial Holdings, Inc.	464,440
6,120	City Holding Co.	451,534
18,566	Eagle Bancorp, Inc. (a)	912,890
17,709	Enterprise Financial Services Corp.	769,456
11,983	FB Financial Corp.	437,140
23,182	First Bancorp	855,184
51,605	First BanCorp (a)	476,314

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
58,188	First Commonwealth Financial Corp.	$785,538
10,479	First Interstate BancSystem, Inc., Class A	434,459
10,432	First Merchants Corp.	434,075
17,663	First Midwest Bancorp, Inc.	405,542
22,256	Great Western Bancorp, Inc.	815,682
8,085	Heartland Financial USA, Inc.	429,637
13,362	Heritage Financial Corp.	437,205
46,560	Hilltop Holdings, Inc.	926,544
87,128	Hope Bancorp, Inc.	1,261,613
11,369	Independent Bank Corp.	891,898
7,082	Independent Bank Group, Inc.	410,119
11,027	LegacyTexas Financial Group, Inc.	424,870
12,235	NBT Bancorp, Inc.	446,455
34,283	Opus Bank	651,034
4,445	Park National Corp.	406,273
22,791	Renasant Corp.	794,950
10,835	S&T Bancorp, Inc.	434,592
23,894	Sandy Spring Bancorp, Inc.	849,432
32,160	Seacoast Banking Corp. of Florida (a)	846,130
13,492	Southside Bancshares, Inc.	427,427
27,909	Trustmark Corp.	859,597
16,841	United Community Banks, Inc.	418,836
		20,261,973

	Beverages — 0.3%
4,898	Boston Beer (The) Co., Inc., Class A (a)	1,505,106
2,576	Coca-Cola Bottling Co. Consolidated	444,695
		1,949,801

	Biotechnology — 3.8%
22,623	ACADIA Pharmaceuticals, Inc. (a)	440,696
16,415	Acceleron Pharma, Inc. (a)	833,389
28,206	Alder Biopharmaceuticals, Inc. (a)	358,216
4,706	AnaptysBio, Inc. (a)	351,632
10,210	Arena Pharmaceuticals, Inc. (a)	364,088
73,489	Arrowhead Pharmaceuticals, Inc. (a)	934,780
12,032	Blueprint Medicines Corp. (a)	731,185
28,465	Coherus Biosciences, Inc. (a)	332,756
10,591	CRISPR Therapeutics AG (a)	347,067
14,754	Editas Medicine, Inc. (a)	373,719
28,531	Emergent BioSolutions, Inc. (a)	1,745,812
10,992	Enanta Pharmaceuticals, Inc. (a)	848,143
26,756	Genomic Health, Inc. (a)	1,918,673
25,847	Halozyme Therapeutics, Inc. (a)	401,404
32,812	Intellia Therapeutics, Inc. (a)	557,148
18,587	Intercept Pharmaceuticals, Inc. (a)	1,784,538

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
50,874	Ironwood Pharmaceuticals, Inc. (a)	$666,449
82,722	Karyopharm Therapeutics, Inc. (a)	871,890
35,713	Momenta Pharmaceuticals, Inc. (a)	446,769
98,082	Natera, Inc. (a)	2,153,881
49,963	PTC Therapeutics, Inc. (a)	1,924,575
31,096	REGENXBIO, Inc. (a)	2,073,170
33,864	Repligen Corp. (a)	1,836,106
32,691	Retrophin, Inc. (a)	838,851
55,407	Sangamo Therapeutics, Inc. (a)	702,007
40,928	Vanda Pharmaceuticals, Inc. (a)	776,404
12,051	Xencor, Inc. (a)	394,309
		25,007,657

	Building Products — 1.9%
24,842	AAON, Inc.	856,801
60,787	Advanced Drainage Systems, Inc.	1,689,271
17,952	American Woodmark Corp. (a)	1,085,019
45,466	Apogee Enterprises, Inc.	1,641,323
31,987	Builders FirstSource, Inc. (a)	395,999
50,021	Continental Building Products, Inc. (a)	1,391,084
20,594	Gibraltar Industries, Inc. (a)	733,970
61,998	NCI Building Systems, Inc. (a)	759,475
23,794	Patrick Industries, Inc. (a)	1,035,277
65,227	PGT Innovations, Inc. (a)	1,321,499
53,172	Universal Forest Products, Inc.	1,503,172
		12,412,890

	Capital Markets — 1.3%
46,670	Blucora, Inc. (a)	1,349,696
77,881	Federated Investors, Inc., Class B	1,921,324
21,207	Hamilton Lane, Inc., Class A	813,925
8,967	PJT Partners, Inc., Class A	406,564
112,482	TCG BDC, Inc. (b)	1,799,712
110,856	Waddell & Reed Financial, Inc., Class A	2,114,024
55,373	WisdomTree Investments, Inc.	430,248
		8,835,493

	Chemicals — 1.8%
69,157	AdvanSix, Inc. (a)	1,918,415
3,910	Chase Corp.	421,654
60,675	Ferro Corp. (a)	1,027,834
18,172	H.B. Fuller Co.	807,927
12,236	Innospec, Inc.	818,833
29,879	Kraton Corp. (a)	822,868
144,494	Kronos Worldwide, Inc.	2,027,251
27,790	Minerals Technologies, Inc.	1,521,503
80,643	PQ Group Holdings, Inc. (a)	1,294,320
16,195	Stepan Co.	1,337,545
		11,998,150

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 3.4%
43,686	ABM Industries, Inc.	$1,343,344
207,795	ACCO Brands Corp.	1,676,906
34,686	Advanced Disposal Services, Inc. (a)	939,644
32,198	Brady Corp., Class A	1,297,257
60,481	Casella Waste Systems, Inc., Class A (a)	1,969,261
57,795	Covanta Holding Corp.	849,008
32,995	Deluxe Corp.	1,557,694
36,683	Herman Miller, Inc.	1,208,705
21,226	HNI Corp.	804,253
40,224	Interface, Inc.	655,249
60,083	Knoll, Inc.	1,192,647
28,088	Matthews International Corp., Class A	1,169,023
8,622	McGrath RentCorp	460,329
10,707	Mobile Mini, Inc.	440,272
22,635	Multi-Color Corp.	1,203,277
132,657	Pitney Bowes, Inc.	878,189
50,770	Steelcase, Inc., Class A	842,782
8,110	UniFirst Corp.	1,210,823
25,475	US Ecology, Inc.	1,781,467
15,848	Viad Corp.	758,961
		22,239,091

	Communications Equipment — 0.9%
50,631	EchoStar Corp., Class A (a)	2,053,087
11,735	InterDigital, Inc.	832,598
55,794	NetScout Systems, Inc. (a)	1,409,357
124,232	Viavi Solutions, Inc. (a)	1,432,395
		5,727,437

	Construction & Engineering — 1.2%
41,627	Comfort Systems USA, Inc.	2,226,212
16,658	Dycom Industries, Inc. (a)	1,130,745
20,546	Granite Construction, Inc.	939,363
111,121	KBR, Inc.	2,197,974
56,761	Primoris Services Corp.	1,201,630
		7,695,924

	Construction Materials — 0.2%
103,319	Summit Materials, Inc., Class A (c)	1,394,807

	Consumer Finance — 0.8%
65,227	Enova International, Inc. (a)	1,542,618
32,854	Nelnet, Inc., Class A	1,849,352
52,175	PRA Group, Inc. (a)	1,609,077
		5,001,047

	Containers & Packaging — 0.2%
26,256	Greif, Inc., Class A	1,241,909

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Distributors — 0.1%
13,832	Core-Mark Holding Co., Inc.	$531,287

	Diversified Consumer Services — 0.8%
31,457	Career Education Corp. (a)	452,352
4,051	Graham Holdings Co., Class B	2,353,834
152,078	Laureate Education, Inc., Class A (a)	2,264,441
9,552	Sotheby’s (a)	401,184
		5,471,811

	Diversified Telecommunication Services — 0.5%
12,714	ATN International, Inc.	1,074,206
16,835	Cogent Communications Holdings, Inc.	875,083
83,489	Iridium Communications, Inc. (a)	1,653,917
		3,603,206

	Electric Utilities — 0.5%
24,624	El Paso Electric Co.	1,404,799
14,715	MGE Energy, Inc.	919,393
19,610	Otter Tail Corp.	883,823
		3,208,015

	Electrical Equipment — 1.5%
88,500	Atkore International Group, Inc. (a)	1,704,510
18,596	AZZ, Inc.	824,733
46,866	Encore Wire Corp.	2,071,477
151,002	Sunrun, Inc. (a)	1,851,284
65,795	TPI Composites, Inc. (a)	1,661,982
40,834	Vicor Corp. (a)	1,637,443
		9,751,429

	Electronic Equipment, Instruments & Components — 2.3%
20,043	Anixter International, Inc. (a)	1,316,625
13,154	Belden, Inc.	710,974
27,387	CTS Corp.	730,959
10,133	ePlus, Inc. (a)	860,089
30,450	Fabrinet (a)	1,319,094
29,188	FARO Technologies, Inc. (a)	1,475,161
29,779	II-VI, Inc. (a)	1,108,672
26,048	Insight Enterprises, Inc. (a)	1,346,421
25,313	KEMET Corp. (a)	551,317
84,770	Knowles Corp. (a)	1,371,579
38,918	Methode Electronics, Inc.	1,151,973
9,568	Rogers Corp. (a)	1,177,438
35,311	ScanSource, Inc. (a)	1,372,892
29,520	TTM Technologies, Inc. (a)	345,384
		14,838,578

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services — 3.2%
115,478	Archrock, Inc.	$1,184,804
112,886	C&J Energy Services, Inc. (a)	2,119,999
70,436	Diamond Offshore Drilling, Inc. (a)	998,783
181,491	Forum Energy Technologies, Inc. (a)	1,626,159
119,489	FTS International, Inc. (a)	1,530,654
190,127	Helix Energy Solutions Group, Inc. (a)	1,619,882
37,958	Keane Group, Inc. (a)	477,132
48,415	Mammoth Energy Services, Inc.	1,208,439
228,701	Nabors Industries Ltd.	1,136,644
51,049	Oceaneering International, Inc. (a)	966,868
113,910	ProPetro Holding Corp. (a)	2,010,512
118,993	Select Energy Services, Inc., Class A (a)	1,137,573
144,639	Superior Energy Services, Inc. (a)	1,132,523
124,696	U.S. Silica Holdings, Inc. (b)	1,745,744
90,102	Unit Corp. (a)	2,084,059
		20,979,775

	Equity Real Estate Investment Trusts — 4.3%
16,752	Acadia Realty Trust	466,376
8,842	Agree Realty Corp.	506,381
103,487	Alexander & Baldwin, Inc.	2,022,136
12,589	American Assets Trust, Inc.	482,914
53,029	CareTrust REIT, Inc.	936,492
43,933	Chesapeake Lodging Trust	1,291,191
19,870	Columbia Property Trust, Inc.	446,081
120,722	DiamondRock Hospitality Co.	1,261,545
28,274	Empire State Realty Trust, Inc., Class A	448,426
32,885	Getty Realty Corp.	882,304
67,572	Global Net Lease, Inc.	1,368,333
166,377	Government Properties Income Trust (b)	1,469,109
21,869	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	453,782
81,631	Industrial Logistics Properties Trust (b)	1,762,413
84,608	Kite Realty Group Trust	1,340,191
113,162	Lexington Realty Trust	879,269
88,354	Mack-Cali Realty Corp.	1,793,586
38,738	Pebblebrook Hotel Trust (b)	1,305,858
27,847	Physicians Realty Trust	461,703
138,124	Ramco-Gershenson Properties Trust	1,834,287
38,526	Retail Properties of America, Inc., Class A	472,714
9,889	Seritage Growth Properties, Class A (b)	375,980
138,831	Summit Hotel Properties, Inc.	1,599,333

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
20,530	Tanger Factory Outlet Centers, Inc.	$456,998
19,481	Tier REIT, Inc.	422,153
21,267	Urban Edge Properties	435,761
257,316	Washington Prime Group, Inc.	1,646,822
79,254	Xenia Hotels & Resorts, Inc.	1,628,670
		28,450,808

	Food & Staples Retailing — 0.8%
5,801	PriceSmart, Inc.	406,940
34,270	Sprouts Farmers Market, Inc. (a)	921,520
78,394	United Natural Foods, Inc. (a)	1,703,502
54,098	Weis Markets, Inc.	2,496,623
		5,528,585

	Food Products — 2.4%
68,434	B&G Foods, Inc. (b)	1,782,021
9,725	Calavo Growers, Inc.	943,325
29,164	Cal-Maine Foods, Inc.	1,419,412
41,574	Fresh Del Monte Produce, Inc.	1,373,189
63,973	Freshpet, Inc. (a)	2,437,371
212,101	Hostess Brands, Inc. (a)	2,205,851
6,224	J&J Snack Foods Corp.	971,940
22,710	Sanderson Farms, Inc.	2,234,437
72,431	Simply Good Foods (The) Co. (a)	1,373,292
32,114	Tootsie Roll Industries, Inc. (b)	1,013,839
		15,754,677

	Gas Utilities — 0.1%
11,195	Chesapeake Utilities Corp.	889,443

	Health Care Equipment & Supplies — 3.0%
678	Atrion Corp.	462,518
6,854	Avanos Medical, Inc. (a)	387,937
12,747	AxoGen, Inc. (a)	475,336
35,999	Cardiovascular Systems, Inc. (a)	1,009,772
17,780	CONMED Corp.	1,198,905
53,367	CryoLife, Inc. (a)	1,653,310
36,182	Glaukos Corp. (a)	2,096,385
22,649	Integer Holdings Corp. (a)	1,686,671
19,848	iRhythm Technologies, Inc. (a)	1,533,457
13,176	Natus Medical, Inc. (a)	393,699
8,121	Orthofix Medical, Inc. (a)	493,919
21,612	Quidel Corp. (a)	1,390,948
48,912	STAAR Surgical Co. (a)	1,961,860
32,885	Tandem Diabetes Care, Inc. (a)	1,236,805
404,831	TransEnterix, Inc. (a) (b)	1,323,797
32,776	Varex Imaging Corp. (a)	850,865
48,544	Wright Medical Group N.V. (a)	1,309,717
		19,465,901

	Health Care Providers & Services — 2.8%
8,584	AMN Healthcare Services, Inc. (a)	434,522

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
36,437	BioTelemetry, Inc. (a)	$2,116,990
7,797	CorVel Corp. (a)	451,914
24,188	Diplomat Pharmacy, Inc. (a)	479,890
61,920	Ensign Group (The), Inc.	2,293,517
13,675	LHC Group, Inc. (a)	1,250,305
26,074	Magellan Health, Inc. (a)	1,696,374
18,691	National HealthCare Corp.	1,486,495
76,831	Patterson Cos., Inc.	1,734,844
41,030	Premier, Inc., Class A (a)	1,846,350
76,568	Select Medical Holdings Corp. (a)	1,269,497
29,212	Tivity Health, Inc. (a)	1,005,185
19,799	US Physical Therapy, Inc.	2,128,789
		18,194,672

	Health Care Technology — 1.4%
32,958	Allscripts Healthcare Solutions, Inc. (a)	392,530
82,672	Evolent Health, Inc., Class A (a)	1,835,318
71,562	HMS Holdings Corp. (a)	2,062,417
70,164	NextGen Healthcare, Inc. (a)	1,036,322
26,124	Omnicell, Inc. (a)	1,846,967
28,919	Tabula Rasa HealthCare, Inc. (a)	2,136,536
		9,310,090

	Hotels, Restaurants & Leisure — 2.6%
32,525	BJ’s Restaurants, Inc.	1,989,880
23,734	Bloomin’ Brands, Inc.	473,493
50,243	Brinker International, Inc.	2,178,034
26,318	Cheesecake Factory (The), Inc.	1,272,212
14,183	Dave & Buster’s Entertainment, Inc.	844,598
23,108	Dine Brands Global, Inc.	1,872,672
53,612	International Speedway Corp., Class A	2,010,986
9,152	Papa John’s International, Inc. (b)	499,150
97,525	Playa Hotels & Resorts N.V. (a)	837,740
74,712	SeaWorld Entertainment, Inc. (a)	1,951,477
22,359	Shake Shack, Inc., Class A (a)	1,182,568
34,393	Wingstop, Inc.	2,153,690
		17,266,500

	Household Durables — 2.8%
9,283	Cavco Industries, Inc. (a)	1,862,263
21,365	iRobot Corp. (a) (b)	1,883,752
78,567	KB Home	1,568,983
44,587	La-Z-Boy, Inc.	1,239,518
9,900	LGI Homes, Inc. (a) (b)	423,621
79,382	M.D.C. Holdings, Inc.	2,230,634
58,844	Meritage Homes Corp. (a)	2,191,939
32,873	Skyline Champion Corp.	783,363
104,129	Taylor Morrison Home Corp., Class A (a)	1,722,294

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
8,880	Tempur Sealy International, Inc. (a)	$410,345
33,056	TopBuild Corp. (a)	1,508,015
189,353	TRI Pointe Group, Inc. (a)	2,253,301
		18,078,028

	Household Products — 0.4%
42,508	Central Garden & Pet Co., Class A (a)	1,260,362
8,187	WD-40 Co.	1,367,884
		2,628,246

	Independent Power and Renewable Electricity Producers — 0.6%
48,789	Clearway Energy, Inc., Class C	956,752
26,038	Ormat Technologies, Inc.	1,332,365
94,532	Pattern Energy Group, Inc., Class A	1,694,013
		3,983,130

	Industrial Conglomerates — 0.3%
51,319	Raven Industries, Inc.	2,231,350

	Insurance — 2.2%
7,584	AMERISAFE, Inc.	493,643
7,444	Argo Group International Holdings Ltd.	458,625
31,096	Employers Holdings, Inc.	1,429,172
18,722	FBL Financial Group, Inc., Class A	1,291,444
31,376	Horace Mann Educators Corp.	1,232,449
11,021	James River Group Holdings Ltd.	424,309
29,413	Kinsale Capital Group, Inc.	1,756,250
9,357	Mercury General Corp.	554,964
5,889	National Western Life Group, Inc., Class A	1,585,790
9,996	ProAssurance Corp.	439,024
5,246	Safety Insurance Group, Inc.	436,887
108,371	Third Point Reinsurance Ltd. (a)	1,198,583
26,290	Trupanion, Inc. (a) (b)	664,085
9,250	United Fire Group, Inc.	497,927
48,362	Universal Insurance Holdings, Inc.	2,030,237
		14,493,389

	Interactive Media & Services — 0.7%
85,037	Cars.com, Inc. (a)	2,220,316
63,248	Liberty TripAdvisor Holdings, Inc., Class A (a)	912,036
32,436	Match Group, Inc. (a) (b)	1,677,590
		4,809,942

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 0.8%
39,929	Liberty Expedia Holdings, Inc., Class A (a)	$1,733,717
25,349	Nutrisystem, Inc.	901,410
90,888	Quotient Technology, Inc. (a)	1,169,729
7,129	Shutterfly, Inc. (a)	356,450
34,416	Shutterstock, Inc.	1,406,926
		5,568,232

	IT Services — 1.8%
39,516	Carbonite, Inc. (a)	1,351,842
23,396	CSG Systems International, Inc.	821,200
53,367	Endurance International Group Holdings, Inc. (a)	526,732
58,456	EVERTEC, Inc.	1,524,533
7,094	ExlService Holdings, Inc. (a)	454,725
21,637	GTT Communications, Inc. (a) (b)	776,768
22,255	ManTech International Corp., Class A	1,274,766
63,462	NIC, Inc.	844,679
123,174	Presidio, Inc.	1,650,532
30,807	Sykes Enterprises, Inc. (a)	944,851
34,969	Virtusa Corp. (a)	1,734,113
		11,904,741

	Leisure Products — 0.6%
68,480	Acushnet Holdings Corp.	1,672,966
96,662	Callaway Golf Co.	2,068,567
		3,741,533

	Life Sciences Tools & Services — 1.0%
20,464	Accelerate Diagnostics, Inc. (a) (b)	305,732
27,459	Cambrex Corp. (a)	1,463,290
30,988	Luminex Corp.	891,525
39,196	Medpace Holdings, Inc. (a)	2,042,112
91,778	NeoGenomics, Inc. (a)	1,692,386
		6,395,045

	Machinery — 4.5%
33,658	Actuant Corp., Class A	802,743
15,373	Alamo Group, Inc.	1,317,774
29,539	Albany International Corp., Class A	2,067,139
22,739	Altra Industrial Motion Corp.	733,788
29,981	Chart Industries, Inc. (a)	2,040,207
10,694	Douglas Dynamics, Inc.	464,013
32,192	EnPro Industries, Inc.	2,002,342
27,608	ESCO Technologies, Inc.	1,690,162
87,676	Federal Signal Corp.	1,927,995
19,883	Franklin Electric Co., Inc.	843,437
31,260	Greenbrier (The) Cos., Inc.	1,483,287
82,237	Harsco Corp. (a)	2,259,050
17,417	Kadant, Inc.	1,719,058
72,775	Meritor, Inc. (a)	1,236,447

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
23,189	Milacron Holdings Corp. (a)	$324,646
32,406	Mueller Industries, Inc.	789,086
81,594	Mueller Water Products, Inc., Class A	837,154
89,737	REV Group, Inc. (b)	979,031
28,198	SPX Corp. (a)	826,765
9,031	SPX FLOW, Inc. (a)	309,131
4,504	Standex International Corp.	365,365
17,142	Sun Hydraulics Corp.	795,389
30,891	TriMas Corp. (a)	909,740
128,801	Wabash National Corp.	1,944,895
11,311	Watts Water Technologies, Inc., Class A	792,336
		29,460,980

	Marine — 0.3%
59,232	Matson, Inc.	2,077,859

	Media — 2.8%
21,233	AMC Networks, Inc., Class A (a)	1,243,829
142,474	Emerald Expositions Events, Inc.	2,082,970
297,224	Entercom Communications Corp., Class A	1,928,984
187,652	Gannett Co., Inc.	1,820,224
134,174	Gray Television, Inc. (a)	2,322,552
27,601	Meredith Corp.	1,423,108
36,408	MSG Networks, Inc., Class A (a)	930,224
119,719	New Media Investment Group, Inc.	1,682,052
10,056	Scholastic Corp.	436,229
82,825	Sinclair Broadcast Group, Inc., Class A	2,372,108
196,325	TEGNA, Inc.	2,265,591
		18,507,871

	Metals & Mining — 1.5%
39,834	Carpenter Technology Corp.	1,737,161
264,322	Coeur Mining, Inc. (a)	1,263,459
45,769	Commercial Metals Co.	872,357
504,946	Hecla Mining Co.	1,211,871
4,306	Kaiser Aluminum Corp.	410,663
7,764	Materion Corp.	441,228
69,469	Warrior Met Coal, Inc.	1,945,132
43,322	Worthington Industries, Inc.	1,814,325
		9,696,196

	Mortgage Real Estate Investment Trusts — 2.0%
99,545	Apollo Commercial Real Estate Finance, Inc.	1,862,487
148,425	Invesco Mortgage Capital, Inc.	2,238,249
23,285	KKR Real Estate Finance Trust, Inc.	467,563
83,163	Ladder Capital Corp.	1,400,465

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
92,803	PennyMac Mortgage Investment Trust	$1,792,026
115,666	Redwood Trust, Inc.	1,899,236
70,374	TPG RE Finance Trust, Inc.	1,394,812
125,817	Two Harbors Investment Corp.	1,848,252
		12,903,090

	Multiline Retail — 0.6%
44,949	Big Lots, Inc.	1,866,283
30,758	Dillard’s, Inc., Class A (b)	2,165,978
		4,032,261

	Oil, Gas & Consumable Fuels — 2.7%
26,266	Arch Coal, Inc., Class A	2,518,909
48,383	California Resources Corp. (a)	1,516,323
78,337	Callon Petroleum Co. (a)	781,020
74,537	Carrizo Oil & Gas, Inc. (a)	1,357,319
378,719	Denbury Resources, Inc. (a)	1,306,581
225,556	Gulfport Energy Corp. (a)	2,054,815
287,392	Laredo Petroleum, Inc. (a)	1,505,934
469,608	Northern Oil and Gas, Inc. (a)	1,380,647
23,328	Penn Virginia Corp. (a)	1,604,500
124,452	QEP Resources, Inc. (a)	1,108,867
42,596	SemGroup Corp., Class A	787,600
79,455	WildHorse Resource Development Corp. (a)	1,685,241
		17,607,756

	Paper & Forest Products — 0.5%
63,802	Boise Cascade Co.	1,964,463
5,445	Neenah, Inc.	438,105
24,516	Schweitzer-Mauduit International, Inc.	782,551
		3,185,119

	Personal Products — 0.7%
36,437	Inter Parfums, Inc.	2,149,419
10,602	Medifast, Inc.	2,244,231
		4,393,650

	Pharmaceuticals — 2.2%
139,513	Endo International PLC (a)	2,363,350
79,324	Endocyte, Inc. (a)	1,876,013
61,624	Innoviva, Inc. (a)	860,271
14,405	MyoKardia, Inc. (a)	762,601
38,476	Omeros Corp. (a) (b)	587,528
38,215	Pacira Pharmaceuticals, Inc. (a)	1,868,331
61,972	Prestige Consumer Healthcare, Inc. (a)	2,240,907
22,973	Reata Pharmaceuticals, Inc., Class A (a)	1,353,799
9,331	Supernus Pharmaceuticals, Inc. (a)	443,782

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
71,586	TherapeuticsMD, Inc. (a) (b)	$350,056
43,117	Theravance Biopharma Inc. (a) (b)	1,046,450
9,468	Zogenix, Inc. (a)	395,384
		14,148,472

	Professional Services — 1.0%
79,254	CBIZ, Inc. (a)	1,757,854
26,287	Exponent, Inc.	1,326,442
24,893	ICF International, Inc.	1,833,121
72,113	TrueBlue, Inc. (a)	1,682,396
		6,599,813

	Real Estate Management & Development — 0.9%
22,108	HFF, Inc., Class A	812,469
27,057	Marcus & Millichap, Inc. (a)	939,419
113,762	Realogy Holdings Corp. (b)	2,169,442
25,298	RMR Group, (The), Inc., Class A	1,919,612
		5,840,942

	Road & Rail — 1.6%
38,690	ArcBest Corp.	1,436,173
29,222	Avis Budget Group, Inc. (a)	821,722
95,204	Heartland Express, Inc.	1,853,622
115,029	Hertz Global Holdings, Inc. (a)	1,581,649
12,287	Saia, Inc. (a)	772,361
93,999	Schneider National, Inc., Class B	2,055,758
66,422	Werner Enterprises, Inc.	2,138,124
		10,659,409

	Semiconductors & Semiconductor Equipment — 1.2%
27,274	Advanced Energy Industries, Inc. (a)	1,173,600
317,728	Amkor Technology, Inc. (a)	2,271,755
53,628	Brooks Automation, Inc.	1,664,077
48,668	Cirrus Logic, Inc. (a)	1,822,130
28,216	Diodes, Inc. (a)	851,841
12,362	Inphi Corp. (a)	395,584
		8,178,987

	Software — 5.8%
66,302	8x8, Inc. (a)	1,139,731
40,910	Alarm.com Holdings, Inc. (a)	1,819,677
41,041	Alteryx, Inc., Class A (a)	2,174,763
29,953	Appfolio, Inc., Class A (a)	1,710,316
38,121	Apptio, Inc., Class A (a)	987,334
106,057	Avaya Holdings Corp. (a)	1,741,456
41,585	Blackline, Inc. (a)	1,928,712
25,836	Bottomline Technologies DE, Inc. (a)	1,721,711
139,764	Cision Ltd. (a)	2,067,110
26,604	Cloudera, Inc. (a)	366,071
33,099	Cornerstone OnDemand, Inc. (a)	1,630,126

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
11,868	Ebix, Inc.	$680,155
23,112	Envestnet, Inc. (a)	1,202,286
40,741	Everbridge, Inc. (a)	2,070,865
42,994	Five9, Inc. (a)	1,692,244
61,767	Hortonworks, Inc. (a)	1,103,159
10,110	Imperva, Inc. (a)	559,588
72,382	LivePerson, Inc. (a)	1,635,833
23,110	MINDBODY, Inc., Class A (a)	735,822
13,414	PROS Holdings, Inc. (a)	441,589
23,270	Q2 Holdings, Inc. (a)	1,238,662
50,874	Rapid7, Inc. (a)	1,843,674
18,928	SPS Commerce, Inc. (a)	1,762,008
113,162	TiVo Corp.	1,244,782
19,239	Varonis Systems, Inc. (a)	1,174,926
28,117	Verint Systems, Inc. (a)	1,284,103
99,071	Yext, Inc. (a)	1,904,145
		37,860,848

	Specialty Retail — 4.3%
88,936	Abercrombie & Fitch Co., Class A	1,752,039
20,496	Asbury Automotive Group, Inc. (a)	1,334,290
156,536	Bed Bath & Beyond, Inc.	2,150,805
81,493	Buckle (The), Inc. (b)	1,662,457
39,284	Caleres, Inc.	1,343,513
39,734	Carvana Co. (a) (b)	1,539,693
270,818	Chico’s FAS, Inc.	2,077,174
3,676	Children’s Place (The), Inc.	549,194
26,564	Conn’s, Inc. (a)	737,948
66,177	Dick’s Sporting Goods, Inc.	2,340,681
61,508	GameStop Corp., Class A (b)	898,017
36,182	Group 1 Automotive, Inc.	2,089,149
23,003	Lithia Motors, Inc., Class A	2,049,107
26,983	Monro, Inc.	2,007,535
21,983	Murphy USA, Inc. (a)	1,772,489
585,174	Office Depot, Inc.	1,498,045
173,286	Party City Holdco, Inc. (a)	1,814,304
51,067	Sally Beauty Holdings, Inc. (a)	909,503
		28,525,943

	Technology Hardware, Storage & Peripherals — 0.2%
99,391	3D Systems Corp. (a) (b)	1,200,643

	Textiles, Apparel & Luxury Goods — 0.9%
110,287	Crocs, Inc. (a)	2,265,295
60,522	Fossil Group, Inc. (a)	1,313,932
19,486	G-III Apparel Group Ltd. (a)	776,712
15,614	Oxford Industries, Inc.	1,389,334
		5,745,273

	Thrifts & Mortgage Finance — 1.1%
73,720	Capitol Federal Financial, Inc.	914,865
29,842	Flagstar Bancorp, Inc. (a)	918,835

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
33,903	Kearny Financial Corp.	$438,705
103,667	NMI Holdings, Inc., Class A (a)	2,191,520
54,229	Northwest Bancshares, Inc.	875,256
38,257	Provident Financial Services, Inc.	933,471
44,023	Washington Federal, Inc.	1,239,688
		7,512,340

	Tobacco — 0.3%
28,904	Universal Corp.	1,961,425

	Trading Companies & Distributors — 2.7%
107,172	Aircastle Ltd.	2,082,352
24,001	Applied Industrial Technologies, Inc.	1,577,586
38,929	Beacon Roofing Supply, Inc. (a)	1,086,508
100,725	BMC Stock Holdings, Inc. (a)	1,686,137
80,961	GMS, Inc. (a)	1,330,999
37,295	H&E Equipment Services, Inc.	898,437
36,683	Herc Holdings, Inc. (a)	1,176,057
7,029	Kaman Corp.	446,482
50,035	MRC Global, Inc. (a)	792,054
59,729	Rush Enterprises, Inc., Class A	2,113,809
28,508	Systemax, Inc.	921,093
70,578	Triton International Ltd.	2,270,494
30,570	WESCO International, Inc. (a)	1,534,003
		17,916,011

	Water Utilities — 0.3%
7,678	American States Water Co.	470,047
21,891	California Water Service Group	919,422
7,676	SJW Group	466,164
		1,855,633

	Wireless Telecommunication Services — 0.7%
12,123	Shenandoah Telecommunications Co.	460,916
77,160	Telephone & Data Systems, Inc.	2,378,843
41,949	United States Cellular Corp. (a)	2,003,904
		4,843,663
	Total Common Stocks — 99.9%	656,529,177
	(Cost $670,163,832)

	Money Market Funds — 0.9%
5,028,053	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (d) (e)	5,028,053
1,128,215	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (d)	1,128,215

	Description	Value

	Total Money Market Funds — 0.9%	$6,156,268
	(Cost $6,156,268)

Principal Value	Description	Value

	Repurchase Agreements — 2.6%
2,908,041	BNP Paribas S.A., 2.19% (d), dated 10/31/18, due 11/01/18, with a maturity value of $2,908,218. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $2,967,085. (e)	2,908,041
14,213,126	JPMorgan Chase & Co., 2.13% (d), dated 10/31/18, due 11/01/18, with a maturity value of $14,213,967. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $14,530,659. (e)	14,213,126
	Total Repurchase Agreements — 2.6%	17,121,167
	(Cost $17,121,167)

	Total Investments — 103.4%	679,806,612
	(Cost $693,441,267) (f)
	Net Other Assets and Liabilities — (3.4)%	(22,381,629)
	Net Assets — 100.0%	$657,424,983

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $21,257,570 and the total value of the collateral held by the Fund is $22,149,220.
(c)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal period ended October 31, 2018.
(d)	Rate shown reflects yield as of October 31, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,299,322 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,933,977. The net unrealized depreciation was $13,634,655.

See Notes to Portfolio of Investments

First Trust Small Cap Core AlphaDEX® Fund (FYX)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$656,529,177	$—	$—
Money Market Funds	6,156,268	—	—
Repurchase Agreements	—	17,121,167	—
Total Investments	$662,685,445	$17,121,167	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.2%
10,215	General Dynamics Corp.	$1,762,905
16,773	Huntington Ingalls Industries, Inc.	3,664,565
9,834	L3 Technologies, Inc.	1,863,248
10,119	Raytheon Co.	1,771,230
46,859	Spirit AeroSystems Holdings, Inc., Class A	3,936,624
		12,998,572

	Air Freight & Logistics — 1.0%
21,358	C.H. Robinson Worldwide, Inc.	1,901,503
35,679	FedEx Corp.	7,861,511
17,913	United Parcel Service, Inc., Class B	1,908,451
		11,671,465

	Airlines — 2.4%
50,598	American Airlines Group, Inc.	1,774,978
148,556	Delta Air Lines, Inc.	8,130,470
171,958	Southwest Airlines Co.	8,443,138
96,462	United Continental Holdings, Inc. (a)	8,248,465
		26,597,051

	Auto Components — 1.6%
200,818	BorgWarner, Inc.	7,914,238
74,059	Lear Corp.	9,842,441
		17,756,679

	Automobiles — 1.8%
1,160,946	Ford Motor Co.	11,087,034
255,152	General Motors Co.	9,336,012
		20,423,046

	Banks — 6.3%
145,808	Bank of America Corp.	4,009,720
129,248	BB&T Corp.	6,353,832
222,736	Citizens Financial Group, Inc.	8,319,190
307,701	Fifth Third Bancorp	8,304,850
38,069	JPMorgan Chase & Co.	4,150,282
215,963	KeyCorp	3,921,888
12,709	M&T Bank Corp.	2,102,196
46,067	PNC Financial Services Group (The), Inc.	5,919,149
341,890	Regions Financial Corp.	5,801,873
93,932	SunTrust Banks, Inc.	5,885,779
81,339	U.S. Bancorp	4,251,589
119,361	Wells Fargo & Co.	6,353,586
125,097	Zions Bancorp N.A.	5,885,814
		71,259,748

	Beverages — 1.0%
174,614	Molson Coors Brewing Co., Class B	11,175,296

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology — 0.2%
5,918	Biogen, Inc. (a)	$1,800,670

	Building Products — 0.7%
245,457	Johnson Controls International PLC	7,847,260

	Capital Markets — 3.2%
123,038	Bank of New York Mellon (The) Corp.	5,823,389
141,253	Franklin Resources, Inc.	4,308,216
19,157	Goldman Sachs Group (The), Inc.	4,317,413
469,350	Invesco Ltd.	10,189,589
134,714	Morgan Stanley	6,151,041
20,478	Northern Trust Corp.	1,926,365
51,273	State Street Corp.	3,525,019
		36,241,032

	Chemicals — 2.7%
25,712	Air Products & Chemicals, Inc.	3,968,647
32,518	DowDuPont, Inc.	1,753,371
112,189	Eastman Chemical Co.	8,790,008
104,757	LyondellBasell Industries N.V., Class A	9,351,657
64,384	Mosaic (The) Co.	1,992,041
39,362	PPG Industries, Inc.	4,136,553
		29,992,277

	Commercial Services & Supplies — 0.6%
86,342	Republic Services, Inc.	6,275,337

	Construction & Engineering — 0.2%
27,336	Jacobs Engineering Group, Inc.	2,052,660

	Consumer Finance — 2.3%
324,802	Ally Financial, Inc.	8,253,219
90,499	Capital One Financial Corp.	8,081,561
56,188	Discover Financial Services	3,914,618
201,856	Synchrony Financial	5,829,601
		26,078,999

	Containers & Packaging — 2.3%
218,490	International Paper Co.	9,910,706
78,320	Packaging Corp. of America	7,190,559
200,950	WestRock Co.	8,634,822
		25,736,087

	Distributors — 0.7%
21,039	Genuine Parts Co.	2,060,139
198,094	LKQ Corp. (a)	5,402,023
		7,462,162

	Diversified Financial Services — 1.3%
200,255	AXA Equitable Holdings, Inc.	4,063,174

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Financial Services (Continued)
50,156	Berkshire Hathaway, Inc., Class B (a)	$10,296,024
		14,359,198

	Diversified Telecommunication Services — 2.8%
319,796	AT&T, Inc.	9,811,341
506,544	CenturyLink, Inc.	10,455,068
201,137	Verizon Communications, Inc.	11,482,912
		31,749,321

	Electric Utilities — 7.4%
100,903	Alliant Energy Corp.	4,336,811
121,205	American Electric Power Co., Inc.	8,891,599
107,361	Duke Energy Corp.	8,871,239
63,467	Edison International	4,403,975
77,329	Entergy Corp.	6,491,769
78,215	Evergy, Inc.	4,379,258
102,110	Eversource Energy	6,459,479
245,963	Exelon Corp.	10,775,639
136,355	PG&E Corp. (a)	6,382,777
293,609	PPL Corp.	8,925,714
143,892	Southern (The) Co.	6,479,457
132,889	Xcel Energy, Inc.	6,512,890
		82,910,607

	Electrical Equipment — 0.8%
99,053	Eaton Corp. PLC	7,099,129
27,307	Emerson Electric Co.	1,853,599
		8,952,728

	Electronic Equipment, Instruments & Components — 0.3%
48,852	TE Connectivity Ltd.	3,684,418

	Entertainment — 1.5%
318,091	Viacom, Inc., Class B	10,172,550
53,648	Walt Disney (The) Co.	6,160,400
		16,332,950

	Equity Real Estate Investment Trusts — 0.9%
297,332	Host Hotels & Resorts, Inc.	5,682,014
78,992	Ventas, Inc.	4,584,696
		10,266,710

	Food & Staples Retailing — 1.6%
368,903	Kroger (The) Co.	10,978,553
86,060	Walgreens Boots Alliance, Inc.	6,865,006
		17,843,559

	Food Products — 5.6%
170,898	Archer-Daniels-Midland Co.	8,074,930
184,683	Conagra Brands, Inc.	6,574,715

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
146,171	General Mills, Inc.	$6,402,290
20,504	Hershey (The) Co.	2,197,004
109,023	Hormel Foods Corp.	4,757,764
104,657	J.M. Smucker (The) Co.	11,336,446
194,860	Kraft Heinz (The) Co.	10,711,454
48,680	Mondelez International, Inc., Class A	2,043,586
180,392	Tyson Foods, Inc., Class A	10,809,089
		62,907,278

	Gas Utilities — 0.6%
66,806	Atmos Energy Corp.	6,218,303

	Health Care Equipment & Supplies — 0.2%
19,247	Danaher Corp.	1,913,152

	Health Care Providers & Services — 2.8%
15,675	Anthem, Inc.	4,319,560
26,564	CVS Health Corp.	1,922,968
59,967	DaVita, Inc. (a)	4,038,178
49,463	Laboratory Corp. of America Holdings (a)	7,941,284
58,138	Quest Diagnostics, Inc.	5,471,367
67,202	Universal Health Services, Inc., Class B	8,169,075
		31,862,432

	Health Care Technology — 0.3%
66,691	Cerner Corp. (a)	3,820,061

	Hotels, Restaurants & Leisure — 4.0%
99,849	Aramark	3,586,576
168,398	Carnival Corp.	9,437,024
25,888	Hilton Worldwide Holdings, Inc.	1,842,449
384,763	MGM Resorts International	10,265,477
149,591	Norwegian Cruise Line Holdings Ltd. (a)	6,592,475
66,115	Royal Caribbean Cruises Ltd.	6,924,224
178,686	Yum China Holdings, Inc.	6,446,991
		45,095,216

	Household Durables — 3.7%
203,675	D.R. Horton, Inc.	7,324,153
61,319	Garmin Ltd.	4,056,865
184,000	Lennar Corp., Class A	7,908,320
61,241	Mohawk Industries, Inc. (a)	7,638,590
529,003	Newell Brands, Inc.	8,400,568
2,540	NVR, Inc. (a)	5,687,136
		41,015,632

	Household Products — 0.4%
18,403	Kimberly-Clark Corp.	1,919,433

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Products (Continued)
25,126	Procter & Gamble (The) Co.	$2,228,174
		4,147,607

	Industrial Conglomerates — 0.2%
9,926	3M Co.	1,888,521

	Insurance — 8.1%
182,516	Aflac, Inc.	7,860,964
87,041	Allstate (The) Corp.	8,331,565
18,846	American Financial Group, Inc.	1,885,165
70,152	Arch Capital Group Ltd. (a)	1,990,212
28,093	Arthur J. Gallagher & Co.	2,079,163
32,142	Chubb Ltd.	4,014,857
81,679	Cincinnati Financial Corp.	6,423,237
159,433	Fidelity National Financial, Inc.	5,333,034
41,858	Hartford Financial Services Group (The), Inc.	1,901,190
126,974	Lincoln National Corp.	7,642,565
124,899	Loews Corp.	5,815,297
25,280	Marsh & McLennan Cos., Inc.	2,142,480
134,282	MetLife, Inc.	5,531,076
146,628	Principal Financial Group, Inc.	6,901,780
84,791	Prudential Financial, Inc.	7,951,700
123,876	Torchmark Corp.	10,487,342
33,115	Travelers (The) Cos., Inc.	4,143,680
		90,435,307

	IT Services — 0.3%
27,107	Cognizant Technology Solutions Corp., Class A	1,871,196
30,238	Leidos Holdings, Inc.	1,958,818
		3,830,014

	Machinery — 1.8%
14,318	Cummins, Inc.	1,957,127
48,519	Dover Corp.	4,019,314
41,988	Ingersoll-Rand PLC	4,028,329
125,985	PACCAR, Inc.	7,207,602
11,370	Parker-Hannifin Corp.	1,724,033
14,279	Stanley Black & Decker, Inc.	1,663,789
		20,600,194

	Media — 2.4%
36,402	CBS Corp., Class B	2,087,655
303,269	Comcast Corp., Class A	11,566,679
127,388	Liberty Broadband Corp., Class C (a)	10,564,287
30,744	Omnicom Group, Inc.	2,284,894
		26,503,515

	Metals & Mining — 1.7%
771,461	Freeport-McMoRan, Inc.	8,987,520
169,248	Nucor Corp.	10,005,942
		18,993,462

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 0.9%
1,049,731	Annaly Capital Management, Inc.	$10,360,845

	Multiline Retail — 3.0%
57,399	Dollar General Corp.	6,393,101
131,682	Dollar Tree, Inc. (a)	11,100,792
309,206	Macy’s, Inc.	10,602,674
71,123	Target Corp.	5,948,016
		34,044,583

	Multi-Utilities — 4.8%
67,944	Ameren Corp.	4,387,823
310,703	CenterPoint Energy, Inc.	8,392,088
87,662	CMS Energy Corp.	4,341,022
112,756	Consolidated Edison, Inc.	8,569,456
89,267	Dominion Energy, Inc.	6,375,449
57,489	DTE Energy Co.	6,461,764
162,739	Public Service Enterprise Group, Inc.	8,695,145
93,975	WEC Energy Group, Inc.	6,427,890
		53,650,637

	Oil, Gas & Consumable Fuels — 4.9%
87,822	Chevron Corp.	9,805,326
101,048	Exxon Mobil Corp.	8,051,505
117,948	Kinder Morgan, Inc.	2,007,475
134,284	Marathon Petroleum Corp.	9,460,308
95,271	Phillips 66	9,795,764
76,282	Targa Resources Corp.	3,941,491
94,408	Valero Energy Corp.	8,599,625
157,980	Williams (The) Cos., Inc.	3,843,653
		55,505,147

	Personal Products — 0.2%
166,499	Coty, Inc., Class A	1,756,564

	Pharmaceuticals — 1.2%
22,551	Allergan PLC	3,563,284
171,413	Mylan N.V. (a)	5,356,656
60,671	Perrigo Co. PLC	4,265,171
		13,185,111

	Real Estate Management & Development — 0.3%
97,402	CBRE Group, Inc., Class A (a)	3,924,327

	Road & Rail — 0.7%
75,837	Kansas City Southern	7,732,341

	Semiconductors & Semiconductor Equipment — 0.9%
222,564	Marvell Technology Group Ltd.	3,652,275
69,162	Skyworks Solutions, Inc.	6,000,495
		9,652,770

See Notes to Portfolio of Investments

First Trust Large Cap Value AlphaDEX® Fund (FTA)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software — 0.8%
504,640	Symantec Corp.	$9,159,216

	Specialty Retail — 1.4%
12,422	Advance Auto Parts, Inc.	1,984,539
54,126	Best Buy Co., Inc.	3,797,480
28,007	CarMax, Inc. (a)	1,901,955
297,782	Gap (The), Inc.	8,129,449
		15,813,423

	Technology Hardware, Storage & Peripherals — 2.0%
658,414	Hewlett Packard Enterprise Co.	10,040,813
243,450	HP, Inc.	5,876,883
146,755	Western Digital Corp.	6,320,738
		22,238,434

	Textiles, Apparel & Luxury Goods — 0.6%
59,493	PVH Corp.	7,186,159

	Tobacco — 0.6%
104,024	Altria Group, Inc.	6,765,721

	Wireless Telecommunication Services — 0.7%
122,413	T-Mobile US, Inc. (a)	8,391,411
	Total Common Stocks — 99.9%	1,120,065,215
	(Cost $1,127,374,200)

	Money Market Funds — 0.1%
1,434,449	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (b)	1,434,449
	(Cost $1,434,449)

	Total Investments — 100.0%	1,121,499,664
	(Cost $1,128,808,649) (c)
	Net Other Assets and Liabilities — 0.0%	352,044
	Net Assets — 100.0%	$1,121,851,708

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $62,263,889 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $69,572,874. The net unrealized depreciation was $7,308,985.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,120,065,215	$—	$—
Money Market Funds	1,434,449	—	—
Total Investments	$1,121,499,664	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.8%
15,141	Boeing (The) Co.	$5,372,935
22,780	Harris Corp.	3,387,614
10,352	TransDigm Group, Inc. (a)	3,418,748
40,257	United Technologies Corp.	5,000,322
		17,179,619

	Air Freight & Logistics — 1.2%
76,546	Expeditors International of Washington, Inc.	5,142,360
67,502	XPO Logistics, Inc. (a)	6,033,329
		11,175,689

	Automobiles — 0.2%
7,082	Tesla, Inc. (a)	2,388,900

	Banks — 1.0%
20,796	Comerica, Inc.	1,696,122
19,542	First Republic Bank	1,778,126
24,791	SVB Financial Group (a)	5,881,169
		9,355,417

	Biotechnology — 2.3%
19,836	AbbVie, Inc.	1,544,232
27,724	Alexion Pharmaceuticals, Inc. (a)	3,107,029
19,340	BioMarin Pharmaceutical, Inc. (a)	1,782,568
43,059	Celgene Corp. (a)	3,083,024
9,533	Regeneron Pharmaceuticals, Inc. (a)	3,233,975
99,945	Seattle Genetics, Inc. (a)	5,609,913
20,002	Vertex Pharmaceuticals, Inc. (a)	3,389,539
		21,750,280

	Capital Markets — 1.6%
19,549	Cboe Global Markets, Inc.	2,206,104
35,804	E*TRADE Financial Corp.	1,769,434
141,309	KKR & Co., Inc., Class A	3,341,958
11,225	Moody’s Corp.	1,633,013
31,725	MSCI, Inc.	4,770,805
20,385	Raymond James Financial, Inc.	1,563,326
		15,284,640

	Chemicals — 3.2%
49,374	Celanese Corp.	4,786,316
176,965	CF Industries Holdings, Inc.	8,499,629
24,587	Ecolab, Inc.	3,765,499
44,205	FMC Corp.	3,451,526
21,158	Sherwin-Williams (The) Co.	8,325,038
22,574	Westlake Chemical Corp.	1,609,526
		30,437,534

	Commercial Services & Supplies — 1.5%
28,448	Cintas Corp.	5,173,837
36,402	Copart, Inc. (a)	1,780,422
63,494	Rollins, Inc.	3,758,845

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
42,651	Waste Management, Inc.	$3,815,985
		14,529,089

	Communications Equipment — 3.0%
14,504	Arista Networks, Inc. (a)	3,340,996
115,686	Cisco Systems, Inc.	5,292,635
38,654	F5 Networks, Inc. (a)	6,775,273
59,220	Motorola Solutions, Inc.	7,258,003
34,212	Palo Alto Networks, Inc. (a)	6,262,165
		28,929,072

	Electrical Equipment — 0.3%
48,712	AMETEK, Inc.	3,267,601

	Electronic Equipment, Instruments & Components — 1.2%
40,981	Amphenol Corp., Class A	3,667,799
86,674	CDW Corp.	7,801,527
		11,469,326

	Energy Equipment & Services — 0.2%
46,294	Halliburton Co.	1,605,476

	Entertainment — 1.8%
22,553	Activision Blizzard, Inc.	1,557,285
141,498	Live Nation Entertainment, Inc. (a)	7,400,345
15,039	Netflix, Inc. (a)	4,538,469
27,935	Take-Two Interactive Software, Inc. (a)	3,599,984
		17,096,083

	Equity Real Estate Investment Trusts — 0.2%
29,008	Regency Centers Corp.	1,837,947

	Food & Staples Retailing — 0.8%
105,220	Sysco Corp.	7,505,343

	Food Products — 1.5%
26,796	Kellogg Co.	1,754,602
57,868	Lamb Weston Holdings, Inc.	4,522,963
58,503	McCormick & Co., Inc.	8,424,432
		14,701,997

	Health Care Equipment & Supplies — 5.5%
21,417	ABIOMED, Inc. (a)	7,307,481
24,630	Align Technology, Inc. (a)	5,448,156
200,184	Boston Scientific Corp. (a)	7,234,650
32,329	Edwards Lifesciences Corp. (a)	4,771,760
45,780	Hologic, Inc. (a)	1,784,962
30,868	IDEXX Laboratories, Inc. (a)	6,547,720
13,427	Intuitive Surgical, Inc. (a)	6,997,884
48,799	ResMed, Inc.	5,168,790
10,566	Stryker Corp.	1,714,017

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
7,049	Teleflex, Inc.	$1,696,976
29,310	Zimmer Biomet Holdings, Inc.	3,329,323
		52,001,719

	Health Care Providers & Services — 3.5%
66,541	Centene Corp. (a)	8,671,623
69,250	HCA Healthcare, Inc.	9,246,953
28,971	UnitedHealth Group, Inc.	7,571,571
30,068	WellCare Health Plans, Inc. (a)	8,298,467
		33,788,614

	Hotels, Restaurants & Leisure — 3.7%
16,964	Chipotle Mexican Grill, Inc. (a)	7,809,038
69,312	Darden Restaurants, Inc.	7,385,193
32,678	Domino’s Pizza, Inc.	8,783,520
29,193	Marriott International, Inc., Class A	3,412,370
67,793	Starbucks Corp.	3,950,298
6,830	Vail Resorts, Inc.	1,716,516
20,643	Yum! Brands, Inc.	1,866,334
		34,923,269

	Household Products — 1.0%
94,805	Church & Dwight Co., Inc.	5,628,573
25,621	Clorox (The) Co.	3,803,437
		9,432,010

	Independent Power and Renewable Electricity Producers — 1.1%
206,084	NRG Energy, Inc.	7,458,180
154,893	Vistra Energy Corp. (a)	3,505,229
		10,963,409

	Industrial Conglomerates — 0.2%
6,338	Roper Technologies, Inc.	1,793,020

	Insurance — 1.0%
135,622	Progressive (The) Corp.	9,452,853

	Interactive Media & Services — 1.4%
4,658	Alphabet, Inc., Class A (a)	5,079,922
44,459	IAC/InterActiveCorp (a)	8,740,195
		13,820,117

	Internet & Direct Marketing Retail — 1.5%
4,814	Amazon.com, Inc. (a)	7,692,820
69,503	GrubHub, Inc. (a)	6,445,708
		14,138,528

	IT Services — 11.3%
22,638	Accenture PLC, Class A	3,568,202
25,646	Akamai Technologies, Inc. (a)	1,852,923
7,944	Alliance Data Systems Corp.	1,637,894

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
37,350	Automatic Data Processing, Inc.	$5,381,388
58,420	Broadridge Financial Solutions, Inc.	6,831,635
103,021	DXC Technology Co.	7,503,019
17,194	Fidelity National Information Services, Inc.	1,789,895
314,976	First Data Corp., Class A (a)	5,902,650
46,773	Fiserv, Inc. (a)	3,709,099
24,703	FleetCor Technologies, Inc. (a)	4,941,341
60,778	Gartner, Inc. (a)	8,965,971
30,246	Global Payments, Inc.	3,455,001
92,425	GoDaddy, Inc., Class A (a)	6,762,737
48,150	Jack Henry & Associates, Inc.	7,214,315
34,631	Mastercard, Inc., Class A	6,845,510
25,482	Paychex, Inc.	1,668,816
64,074	PayPal Holdings, Inc. (a)	5,394,390
97,305	Square, Inc., Class A (a)	7,147,052
57,004	Total System Services, Inc.	5,195,915
24,069	VeriSign, Inc. (a)	3,430,795
37,501	Visa, Inc., Class A	5,169,513
38,057	Worldpay, Inc., Class A (a)	3,495,155
		107,863,216

	Life Sciences Tools & Services — 2.8%
26,246	Illumina, Inc. (a)	8,166,443
74,250	IQVIA Holdings, Inc. (a)	9,127,552
3,079	Mettler-Toledo International, Inc. (a)	1,683,659
31,585	Thermo Fisher Scientific, Inc.	7,379,835
		26,357,489

	Machinery — 3.2%
50,548	Caterpillar, Inc.	6,132,483
37,445	Deere & Co.	5,071,551
45,767	Fortive Corp.	3,398,200
12,456	IDEX Corp.	1,579,670
91,856	Wabtec Corp.	7,534,029
96,492	Xylem, Inc.	6,327,945
		30,043,878

	Media — 1.2%
11,829	Charter Communications, Inc., Class A (a)	3,789,657
240,859	Discovery, Inc., Class A (a)	7,801,423
		11,591,080

	Metals & Mining — 0.5%
124,543	Steel Dynamics, Inc.	4,931,903

	Multiline Retail — 0.6%
75,506	Kohl’s Corp.	5,718,069

	Oil, Gas & Consumable Fuels — 8.9%
83,499	Anadarko Petroleum Corp.	4,442,147
80,840	Apache Corp.	3,058,177
138,649	Cheniere Energy, Inc. (a)	8,375,786

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
25,234	Concho Resources, Inc. (a)	$3,509,797
124,470	ConocoPhillips	8,700,453
112,877	Continental Resources, Inc. (a)	5,946,360
140,921	Devon Energy Corp.	4,565,841
41,642	Diamondback Energy, Inc.	4,678,895
44,126	EOG Resources, Inc.	4,648,233
134,588	Hess Corp.	7,725,351
137,829	HollyFrontier Corp.	9,295,188
413,841	Marathon Oil Corp.	7,858,841
68,504	Occidental Petroleum Corp.	4,594,563
56,840	ONEOK, Inc.	3,728,704
22,131	Pioneer Natural Resources Co.	3,259,232
		84,387,568

	Personal Products — 0.4%
26,520	Estee Lauder (The) Cos., Inc., Class A	3,644,909

	Pharmaceuticals — 2.0%
71,814	Eli Lilly and Co.	7,787,510
11,166	Jazz Pharmaceuticals PLC (a)	1,773,384
127,719	Pfizer, Inc.	5,499,580
42,089	Zoetis, Inc.	3,794,324
		18,854,798

	Professional Services — 1.3%
4,465	CoStar Group, Inc. (a)	1,613,740
76,497	TransUnion	5,029,678
46,688	Verisk Analytics, Inc. (a)	5,595,090
		12,238,508

	Road & Rail — 2.9%
76,005	CSX Corp.	5,233,704
15,778	J.B. Hunt Transport Services, Inc.	1,745,204
42,700	Norfolk Southern Corp.	7,166,341
47,799	Old Dominion Freight Line, Inc.	6,233,946
47,330	Union Pacific Corp.	6,920,593
		27,299,788

	Semiconductors & Semiconductor Equipment — 3.0%
311,893	Advanced Micro Devices, Inc. (a)	5,679,572
20,300	Analog Devices, Inc.	1,699,313
48,539	Applied Materials, Inc.	1,595,962
7,606	Broadcom, Inc.	1,699,865
12,375	Lam Research Corp.	1,753,909
85,196	Micron Technology, Inc. (a)	3,213,593
27,428	NVIDIA Corp.	5,782,645
78,136	QUALCOMM, Inc.	4,913,973
23,406	Xilinx, Inc.	1,998,170
		28,337,002

	Software — 9.0%
28,557	Adobe, Inc. (a)	7,018,168
20,649	ANSYS, Inc. (a)	3,088,058
36,050	Autodesk, Inc. (a)	4,659,462

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
41,402	Cadence Design Systems, Inc. (a)	$1,845,287
99,195	Dell Technologies, Inc., Class V (a)	8,966,236
104,407	Fortinet, Inc. (a)	8,580,167
24,749	Intuit, Inc.	5,222,039
67,391	Microsoft Corp.	7,198,033
53,007	PTC, Inc. (a)	4,368,307
13,764	Red Hat, Inc. (a)	2,362,453
60,587	salesforce.com, Inc. (a)	8,314,960
39,395	ServiceNow, Inc. (a)	7,132,071
79,676	Splunk, Inc. (a)	7,954,852
67,805	SS&C Technologies Holdings, Inc.	3,468,904
38,549	Workday, Inc., Class A (a)	5,127,788
		85,306,785

	Specialty Retail — 7.6%
9,943	AutoZone, Inc. (a)	7,292,892
59,136	Burlington Stores, Inc. (a)	10,141,233
27,169	Home Depot (The), Inc.	4,778,484
83,905	Lowe’s Cos., Inc.	7,989,434
27,740	O’Reilly Automotive, Inc. (a)	8,897,605
97,221	Ross Stores, Inc.	9,624,879
43,639	Tiffany & Co.	4,857,021
86,004	TJX (The) Cos., Inc.	9,450,119
34,150	Ulta Beauty, Inc. (a)	9,374,858
		72,406,525

	Technology Hardware, Storage & Peripherals — 2.1%
42,680	Apple, Inc.	9,340,945
112,173	NetApp, Inc.	8,804,459
39,624	Seagate Technology PLC	1,594,073
		19,739,477

	Textiles, Apparel & Luxury Goods — 0.7%
90,970	NIKE, Inc., Class B	6,826,389

	Trading Companies & Distributors — 1.8%
97,007	Fastenal Co.	4,987,130
34,407	United Rentals, Inc. (a)	4,131,248
26,949	W.W. Grainger, Inc.	7,652,708
		16,771,086

	Total Investments — 100.0%	951,146,022
	(Cost $922,274,496) (b)
	Net Other Assets and Liabilities — (0.0)%	(267,151)
	Net Assets — 100.0%	$950,878,871

See Notes to Portfolio of Investments

First Trust Large Cap Growth AlphaDEX® Fund (FTC)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $74,822,395 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $45,950,869. The net unrealized appreciation was $28,871,526.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$951,146,022	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 0.7%
297	Curtiss-Wright Corp.	$32,510
254	Esterline Technologies Corp. (a)	29,809
393	General Dynamics Corp.	67,824
646	Huntington Ingalls Industries, Inc.	141,138
379	L3 Technologies, Inc.	71,809
390	Raytheon Co.	68,266
1,805	Spirit AeroSystems Holdings, Inc., Class A	151,638
		562,994

	Air Freight & Logistics — 0.8%
1,847	Atlas Air Worldwide Holdings, Inc. (a)	95,342
823	C.H. Robinson Worldwide, Inc.	73,272
1,374	FedEx Corp.	302,747
2,582	Hub Group, Inc., Class A (a)	118,307
690	United Parcel Service, Inc., Class B	73,513
		663,181

	Airlines — 2.3%
2,371	Alaska Air Group, Inc.	145,627
743	Allegiant Travel Co.	84,806
1,949	American Airlines Group, Inc.	68,371
5,722	Delta Air Lines, Inc.	313,165
2,936	Hawaiian Holdings, Inc.	101,615
10,540	JetBlue Airways Corp. (a)	176,334
3,465	SkyWest, Inc.	198,510
6,624	Southwest Airlines Co.	325,238
4,345	Spirit Airlines, Inc. (a)	225,506
3,716	United Continental Holdings, Inc. (a)	317,755
		1,956,927

	Auto Components — 2.0%
3,115	Adient PLC	94,758
6,751	American Axle & Manufacturing Holdings, Inc. (a)	102,413
7,735	BorgWarner, Inc.	304,836
3,328	Cooper Tire & Rubber Co.	102,802
578	Cooper-Standard Holdings, Inc. (a)	53,552
6,558	Dana, Inc.	102,108
300	Dorman Products, Inc. (a)	23,703
7,607	Gentex Corp.	160,127
8,724	Goodyear Tire & Rubber (The) Co.	183,728
837	LCI Industries	58,046
2,853	Lear Corp.	379,164
1,645	Tenneco, Inc., Class A	56,637
879	Visteon Corp. (a)	69,476
		1,691,350

	Automobiles — 1.3%
44,718	Ford Motor Co.	427,057
9,828	General Motors Co.	359,607
1,802	Harley-Davidson, Inc.	68,872
2,438	Thor Industries, Inc.	169,782

Shares	Description	Value

	Common Stocks (Continued)
	Automobiles (Continued)
2,841	Winnebago Industries, Inc.	$78,298
		1,103,616

	Banks — 6.0%
439	1st Source Corp.	20,453
3,139	Associated Banc-Corp.	72,762
1,248	BancorpSouth Bank	35,818
5,616	Bank of America Corp.	154,440
3,225	Bank OZK	88,236
5,765	BankUnited, Inc.	190,821
4,978	BB&T Corp.	244,718
568	Berkshire Hills Bancorp, Inc.	18,954
985	Cathay General Bancorp	37,105
3,163	CIT Group, Inc.	149,863
8,580	Citizens Financial Group, Inc.	320,463
1,053	Columbia Banking System, Inc.	39,056
457	Eagle Bancorp, Inc. (a)	22,471
676	East West Bancorp, Inc.	35,449
9,626	F.N.B. Corp.	113,876
11,852	Fifth Third Bancorp	319,885
2,539	First BanCorp (a)	23,435
90	First Citizens BancShares, Inc., Class A	38,397
1,503	First Hawaiian, Inc.	37,244
2,451	Fulton Financial Corp.	39,241
1,116	Great Western Bancorp, Inc.	40,901
1,717	Hancock Whitney Corp.	72,045
398	Heartland Financial USA, Inc.	21,150
2,335	Hilltop Holdings, Inc.	46,467
1,864	Home BancShares, Inc.	35,491
4,286	Hope Bancorp, Inc.	62,061
502	IBERIABANK Corp.	37,394
1,814	International Bancshares Corp.	70,202
3,326	Investors Bancorp, Inc.	37,185
1,466	JPMorgan Chase & Co.	159,823
8,319	KeyCorp	151,073
490	M&T Bank Corp.	81,051
602	NBT Bancorp, Inc.	21,967
2,115	Old National Bancorp	37,753
1,719	Opus Bank	32,644
2,570	PacWest Bancorp	104,393
7,152	People’s United Financial, Inc.	112,000
1,774	PNC Financial Services Group (The), Inc.	227,941
1,593	Popular, Inc.	82,852
1,177	Prosperity Bancshares, Inc.	76,540
13,169	Regions Financial Corp.	223,478
561	Renasant Corp.	19,568
588	Sandy Spring Bancorp, Inc.	20,903
355	Signature Bank	39,015
498	South State Corp.	33,700
664	Southside Bancshares, Inc.	21,036
3,618	SunTrust Banks, Inc.	226,704

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
1,399	Trustmark Corp.	$43,089
3,133	U.S. Bancorp	163,762
1,151	UMB Financial Corp.	73,491
5,886	Umpqua Holdings Corp.	113,011
2,246	United Bankshares, Inc.	74,500
3,628	Valley National Bancorp	36,207
4,598	Wells Fargo & Co.	244,752
480	Wintrust Financial Corp.	36,547
4,819	Zions Bancorp N.A.	226,734
		5,110,117

	Beverages — 0.5%
127	Coca-Cola Bottling Co. Consolidated	21,924
6,726	Molson Coors Brewing Co., Class B	430,464
		452,388

	Biotechnology — 0.4%
228	Biogen, Inc. (a)	69,373
1,774	Myriad Genetics, Inc. (a)	79,883
1,596	United Therapeutics Corp. (a)	176,933
		326,189

	Building Products — 1.0%
883	American Woodmark Corp. (a)	53,369
2,279	Apogee Enterprises, Inc.	82,272
1,574	Builders FirstSource, Inc. (a)	19,486
2,338	Fortune Brands Home & Security, Inc.	104,813
1,033	Gibraltar Industries, Inc. (a)	36,816
9,455	Johnson Controls International PLC	302,276
3,108	NCI Building Systems, Inc. (a)	38,073
3,008	Owens Corning	142,188
2,666	Universal Forest Products, Inc.	75,368
		854,661

	Capital Markets — 2.5%
1,194	Affiliated Managers Group, Inc.	135,710
4,739	Bank of New York Mellon (The) Corp.	224,297
3,905	Federated Investors, Inc., Class B	96,336
5,441	Franklin Resources, Inc.	165,951
738	Goldman Sachs Group (The), Inc.	166,323
18,079	Invesco Ltd.	392,495
848	Lazard Ltd., Class A	33,700
6,534	Legg Mason, Inc.	184,390
5,189	Morgan Stanley	236,930
789	Northern Trust Corp.	74,221
1,975	State Street Corp.	135,781
1,592	Stifel Financial Corp.	72,786
5,640	TCG BDC, Inc.	90,240
4,447	Waddell & Reed Financial, Inc., Class A	84,804
		2,093,964

	Chemicals — 2.7%
3,468	AdvanSix, Inc. (a)	96,202
990	Air Products and Chemicals, Inc.	152,807

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
487	Ashland Global Holdings, Inc.	$36,028
4,139	Chemours (The) Co.	136,628
1,253	DowDuPont, Inc.	67,562
4,321	Eastman Chemical Co.	338,550
911	H.B. Fuller Co.	40,503
7,494	Huntsman Corp.	163,969
301	Innospec, Inc.	20,143
999	Kraton Corp. (a)	27,513
7,245	Kronos Worldwide, Inc.	101,647
4,035	LyondellBasell Industries N.V., Class A	360,205
1,393	Minerals Technologies, Inc.	76,267
2,480	Mosaic (The) Co.	76,731
101	NewMarket Corp.	38,982
7,946	Olin Corp.	160,509
934	PolyOne Corp.	30,178
1,516	PPG Industries, Inc.	159,316
533	Sensient Technologies Corp.	34,570
797	Stepan Co.	65,824
2,085	Trinseo S.A.	112,340
		2,296,474

	Commercial Services & Supplies — 1.1%
2,149	ABM Industries, Inc.	66,082
10,419	ACCO Brands Corp.	84,081
1,739	Advanced Disposal Services, Inc. (a)	47,109
1,654	Deluxe Corp.	78,085
1,226	Herman Miller, Inc.	40,397
1,064	HNI Corp.	40,315
989	Interface, Inc.	16,111
2,955	Knoll, Inc.	58,657
1,382	Matthews International Corp., Class A	57,519
1,113	Multi-Color Corp.	59,167
6,651	Pitney Bowes, Inc.	44,030
3,326	Republic Services, Inc.	241,734
1,249	Steelcase, Inc., Class A	20,733
1,391	Stericycle, Inc. (a)	69,508
271	UniFirst Corp.	40,460
390	Viad Corp.	18,677
		982,665

	Communications Equipment — 0.3%
1,327	CommScope Holding Co., Inc. (a)	31,928
2,539	EchoStar Corp., Class A (a)	102,956
589	InterDigital, Inc.	41,789
2,745	NetScout Systems, Inc. (a)	69,339
		246,012

	Construction & Engineering — 0.9%
2,499	AECOM (a)	72,821
557	Dycom Industries, Inc. (a)	37,809
1,087	EMCOR Group, Inc.	77,155
1,030	Granite Construction, Inc.	47,092
1,053	Jacobs Engineering Group, Inc.	79,070

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Construction & Engineering (Continued)
5,572	KBR, Inc.	$110,214
3,656	MasTec, Inc. (a)	159,073
1,897	Primoris Services Corp.	40,159
4,891	Quanta Services, Inc. (a)	152,599
295	Valmont Industries, Inc.	36,671
		812,663

	Construction Materials — 0.1%
5,181	Summit Materials, Inc., Class A (b)	69,943

	Consumer Finance — 1.8%
12,511	Ally Financial, Inc.	317,905
3,486	Capital One Financial Corp.	311,300
2,164	Discover Financial Services	150,766
9,083	Navient Corp.	105,181
1,647	Nelnet, Inc., Class A	92,710
3,643	OneMain Holdings, Inc. (a)	103,898
2,616	PRA Group, Inc. (a)	80,677
10,183	Santander Consumer USA Holdings, Inc.	190,931
7,775	Synchrony Financial	224,542
		1,577,910

	Containers & Packaging — 1.9%
379	AptarGroup, Inc.	38,643
2,530	Berry Global Group, Inc. (a)	110,359
11,652	Graphic Packaging Holding Co.	128,288
1,292	Greif, Inc., Class A	61,112
8,416	International Paper Co.	381,750
4,344	Owens-Illinois, Inc. (a)	68,070
3,017	Packaging Corp. of America	276,991
5,872	Silgan Holdings, Inc.	141,104
1,471	Sonoco Products Co.	80,287
7,740	WestRock Co.	332,588
		1,619,192

	Distributors — 0.3%
810	Genuine Parts Co.	79,315
7,630	LKQ Corp. (a)	208,070
		287,385

	Diversified Consumer Services — 0.5%
203	Graham Holdings Co., Class B	117,953
6,340	H&R Block, Inc.	168,264
7,625	Laureate Education, Inc., Class A (a)	113,536
		399,753

	Diversified Financial Services — 0.7%
7,714	AXA Equitable Holdings, Inc.	156,517
1,932	Berkshire Hathaway, Inc., Class B (a)	396,601
1,859	Jefferies Financial Group, Inc.	39,913
		593,031

Shares	Description	Value

	Common Stocks (Continued)
	Diversified Telecommunication Services — 1.5%
12,318	AT&T, Inc.	$377,916
637	ATN International, Inc.	53,820
19,511	CenturyLink, Inc.	402,707
7,748	Verizon Communications, Inc.	442,334
		1,276,777

	Electric Utilities — 4.7%
1,632	ALLETE, Inc.	120,768
3,887	Alliant Energy Corp.	167,063
4,669	American Electric Power Co., Inc.	342,518
4,135	Duke Energy Corp.	341,675
2,445	Edison International	169,659
823	El Paso Electric Co.	46,952
2,979	Entergy Corp.	250,087
3,013	Evergy, Inc.	168,698
3,933	Eversource Energy	248,802
9,474	Exelon Corp.	415,056
2,294	Hawaiian Electric Industries, Inc.	85,566
823	IDACORP, Inc.	76,753
362	MGE Energy, Inc.	22,618
4,495	OGE Energy Corp.	162,494
482	Otter Tail Corp.	21,724
5,252	PG&E Corp. (a)	245,846
1,546	Pinnacle West Capital Corp.	127,158
2,684	Portland General Electric Co.	120,995
11,309	PPL Corp.	343,794
5,543	Southern (The) Co.	249,601
5,119	Xcel Energy, Inc.	250,882
		3,978,709

	Electrical Equipment — 0.8%
519	Acuity Brands, Inc.	65,207
933	AZZ, Inc.	41,378
3,815	Eaton Corp. PLC	273,421
1,052	Emerson Electric Co.	71,410
1,880	Encore Wire Corp.	83,096
1,980	Regal Beloit Corp.	141,966
		676,478

	Electronic Equipment, Instruments & Components — 1.2%
670	Anixter International, Inc. (a)	44,012
2,214	Arrow Electronics, Inc. (a)	149,910
324	Belden, Inc.	17,512
249	ePlus, Inc. (a)	21,135
1,018	Fabrinet (a)	44,100
871	Insight Enterprises, Inc. (a)	45,022
3,014	Jabil, Inc.	74,536
2,833	Knowles Corp. (a)	45,838
1,301	Methode Electronics, Inc.	38,510
1,180	ScanSource, Inc. (a)	45,878
2,409	SYNNEX Corp.	186,963
1,882	TE Connectivity Ltd.	141,940

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
2,281	Tech Data Corp. (a)	$161,176
		1,016,532

	Energy Equipment & Services — 1.5%
3,860	Archrock, Inc.	39,604
5,660	C&J Energy Services, Inc. (a)	106,295
3,465	Diamond Offshore Drilling, Inc. (a)	49,134
9,100	Forum Energy Technologies, Inc. (a)	81,536
7,988	FTS International, Inc. (a)	102,326
9,533	Helix Energy Solutions Group, Inc. (a)	81,221
11,072	McDermott International, Inc. (a)	85,587
11,251	Nabors Industries Ltd.	55,917
2,511	Oceaneering International, Inc. (a)	47,558
11,927	Patterson-UTI Energy, Inc.	198,465
10,546	RPC, Inc.	156,925
5,853	Select Energy Services, Inc., Class A (a)	55,955
7,115	Superior Energy Services, Inc. (a)	55,710
6,252	U.S. Silica Holdings, Inc. (c)	87,528
4,518	Unit Corp. (a)	104,501
		1,308,262

	Entertainment — 0.9%
3,046	Cinemark Holdings, Inc.	126,622
12,252	Viacom, Inc., Class B	391,819
2,067	Walt Disney (The) Co.	237,354
		755,795

	Equity Real Estate Investment Trusts — 4.4%
5,189	Alexander & Baldwin, Inc.	101,393
992	American Campus Communities, Inc.	39,194
9,334	Apple Hospitality REIT, Inc.	150,931
10,385	Brandywine Realty Trust	146,013
6,992	Brixmor Property Group, Inc.	113,270
1,468	Chesapeake Lodging Trust	43,144
977	Columbia Property Trust, Inc.	21,934
5,032	CoreCivic, Inc.	113,019
1,368	Corporate Office Properties Trust	35,349
9,182	Cousins Properties, Inc.	76,302
5,939	DiamondRock Hospitality Co.	62,063
1,391	Empire State Realty Trust, Inc., Class A	22,061
1,790	EPR Properties	123,045
5,087	Equity Commonwealth	151,491
3,244	GEO Group (The), Inc.	71,725
809	Getty Realty Corp.	21,705
3,324	Global Net Lease, Inc.	67,311
8,342	Government Properties Income Trust (c)	73,660
5,661	Hospitality Properties Trust	145,035
11,453	Host Hotels & Resorts, Inc.	218,867
3,012	Industrial Logistics Properties Trust (c)	65,029

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
569	Kilroy Realty Corp.	$39,193
7,314	Kimco Realty Corp.	117,682
4,162	Kite Realty Group Trust	65,926
2,783	Lexington Realty Trust	21,624
2,898	Liberty Property Trust	121,339
3,260	Mack-Cali Realty Corp.	66,178
1,080	National Health Investors, Inc.	79,337
4,092	Outfront Media, Inc.	72,510
1,906	Pebblebrook Hotel Trust (c)	64,251
6,925	Ramco-Gershenson Properties Trust	91,964
1,895	Retail Properties of America, Inc., Class A	23,252
5,558	RLJ Lodging Trust	108,047
9,297	Senior Housing Properties Trust	149,403
486	Seritage Growth Properties, Class A (c)	18,478
837	SL Green Realty Corp.	76,385
10,127	Spirit Realty Capital, Inc.	79,193
6,961	Summit Hotel Properties, Inc.	80,191
4,989	Sunstone Hotel Investors, Inc.	72,191
3,043	Ventas, Inc.	176,616
16,865	VEREIT, Inc.	123,620
12,902	Washington Prime Group, Inc.	82,573
2,743	Weingarten Realty Investors	77,133
635	WP Carey, Inc.	41,916
2,924	Xenia Hotels & Resorts, Inc.	60,088
		3,771,631

	Food & Staples Retailing — 1.6%
1,264	Casey’s General Stores, Inc.	159,403
14,210	Kroger (The) Co.	422,890
2,451	Performance Food Group Co. (a)	71,863
1,718	Sprouts Farmers Market, Inc. (a)	46,197
3,931	United Natural Foods, Inc. (a)	85,421
5,297	US Foods Holding Corp. (a)	154,513
3,315	Walgreens Boots Alliance, Inc.	264,438
2,713	Weis Markets, Inc.	125,205
		1,329,930

	Food Products — 4.4%
6,583	Archer-Daniels-Midland Co.	311,047
2,525	B&G Foods, Inc. (c)	65,751
1,435	Cal-Maine Foods, Inc.	69,841
7,114	Conagra Brands, Inc.	253,258
10,562	Darling Ingredients, Inc. (a)	218,211
4,374	Flowers Foods, Inc.	84,462
2,045	Fresh Del Monte Produce, Inc.	67,546
5,630	General Mills, Inc.	246,594
790	Hershey (The) Co.	84,649
4,199	Hormel Foods Corp.	183,244
10,635	Hostess Brands, Inc. (a)	110,604
1,555	Ingredion, Inc.	157,335
4,031	J.M. Smucker (The) Co.	436,638
7,506	Kraft Heinz (The) Co.	412,605

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food Products (Continued)
1,875	Mondelez International, Inc., Class A	$78,713
11,281	Pilgrim’s Pride Corp. (a)	199,223
1,665	Post Holdings, Inc. (a)	147,219
1,139	Sanderson Farms, Inc.	112,066
2,421	Simply Good Foods (The) Co. (a)	45,902
790	Tootsie Roll Industries, Inc. (c)	24,940
6,948	Tyson Foods, Inc., Class A	416,324
		3,726,172

	Gas Utilities — 1.1%
2,573	Atmos Energy Corp.	239,495
561	Chesapeake Utilities Corp.	44,571
2,912	National Fuel Gas Co.	158,093
1,771	New Jersey Resources Corp.	79,872
992	ONE Gas, Inc.	78,279
1,549	Southwest Gas Holdings, Inc.	119,691
1,665	Spire, Inc.	120,846
2,207	UGI Corp.	117,103
		957,950

	Health Care Equipment & Supplies — 0.1%
741	Danaher Corp.	73,655
806	Varex Imaging Corp. (a)	20,924
		94,579

	Health Care Providers & Services — 2.3%
5,797	Acadia Healthcare Co., Inc. (a)	240,576
604	Anthem, Inc.	166,444
383	CorVel Corp. (a)	22,199
1,023	CVS Health Corp.	74,055
2,310	DaVita, Inc. (a)	155,555
1,905	Laboratory Corp. of America Holdings (a)	305,848
1,307	Magellan Health, Inc. (a)	85,034
3,499	MEDNAX, Inc. (a)	144,474
919	National HealthCare Corp.	73,088
3,852	Patterson Cos., Inc.	86,978
2,239	Quest Diagnostics, Inc.	210,712
2,559	Select Medical Holdings Corp. (a)	42,428
719	Tivity Health, Inc. (a)	24,741
2,588	Universal Health Services, Inc., Class B	314,597
		1,946,729

	Health Care Technology — 0.2%
1,621	Allscripts Healthcare Solutions, Inc. (a)	19,306
2,569	Cerner Corp. (a)	147,152
		166,458

	Hotels, Restaurants & Leisure — 2.8%
3,846	Aramark	138,148
2,380	Bloomin’ Brands, Inc.	47,481
6,486	Carnival Corp.	363,476

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
880	Cheesecake Factory (The), Inc.	$42,539
832	Cracker Barrel Old Country Store, Inc. (c)	132,022
711	Dave & Buster’s Entertainment, Inc.	42,340
4,932	Hilton Grand Vacations, Inc. (a)	132,523
997	Hilton Worldwide Holdings, Inc.	70,957
2,688	International Speedway Corp., Class A	100,827
14,821	MGM Resorts International	395,424
5,762	Norwegian Cruise Line Holdings Ltd. (a)	253,931
918	Papa John’s International, Inc. (c)	50,068
2,399	Playa Hotels & Resorts N.V. (a)	20,607
2,547	Royal Caribbean Cruises Ltd.	266,747
2,824	Wyndham Destinations, Inc.	101,325
6,883	Yum China Holdings, Inc.	248,339
		2,406,754

	Household Durables — 3.1%
7,845	D.R. Horton, Inc.	282,106
2,362	Garmin Ltd.	156,270
2,899	KB Home	57,893
2,193	La-Z-Boy, Inc.	60,965
1,864	Leggett & Platt, Inc.	67,682
7,087	Lennar Corp., Class A	304,599
3,980	M.D.C. Holdings, Inc.	111,838
2,951	Meritage Homes Corp. (a)	109,925
2,359	Mohawk Industries, Inc. (a)	294,238
20,376	Newell Brands, Inc.	323,571
98	NVR, Inc. (a)	219,425
8,238	PulteGroup, Inc.	202,408
5,221	Taylor Morrison Home Corp., Class A (a)	86,355
6,178	Toll Brothers, Inc.	207,951
1,658	TopBuild Corp. (a)	75,638
9,494	TRI Pointe Group, Inc. (a)	112,979
		2,673,843

	Household Products — 0.4%
2,091	Central Garden & Pet Co., Class A (a)	61,998
709	Kimberly-Clark Corp.	73,949
968	Procter & Gamble (The) Co.	85,842
1,639	Spectrum Brands Holdings, Inc.	106,453
		328,242

	Independent Power and Renewable Electricity Producers — 0.3%
5,830	AES Corp.	85,001
2,446	Clearway Energy, Inc., Class C	47,966
1,281	Ormat Technologies, Inc.	65,549
4,740	Pattern Energy Group, Inc., Class A	84,941
		283,457

	Industrial Conglomerates — 0.2%
382	3M Co.	72,680

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates (Continued)
670	Carlisle Cos., Inc.	$64,715
		137,395

	Insurance — 6.8%
7,030	Aflac, Inc.	302,782
63	Alleghany Corp.	37,843
3,353	Allstate (The) Corp.	320,949
3,463	American Equity Investment Life Holding Co.	108,115
726	American Financial Group, Inc.	72,622
1,578	American National Insurance Co.	194,473
2,702	Arch Capital Group Ltd. (a)	76,656
366	Argo Group International Holdings Ltd.	22,549
1,082	Arthur J. Gallagher & Co.	80,079
756	Assurant, Inc.	73,491
4,832	Assured Guaranty Ltd.	193,183
3,160	Athene Holding Ltd., Class A (a)	144,475
1,238	Chubb Ltd.	154,639
3,146	Cincinnati Financial Corp.	247,401
7,693	CNO Financial Group, Inc.	145,398
1,530	Employers Holdings, Inc.	70,319
196	Enstar Group Ltd. (a)	35,594
320	Erie Indemnity Co., Class A	41,501
179	Everest Re Group Ltd.	38,997
921	FBL Financial Group, Inc., Class A	63,531
6,141	Fidelity National Financial, Inc.	205,416
3,164	First American Financial Corp.	140,260
1,612	Hartford Financial Services Group (The), Inc.	73,217
1,544	Horace Mann Educators Corp.	60,648
4,891	Lincoln National Corp.	294,389
4,811	Loews Corp.	224,000
974	Marsh & McLennan Cos., Inc.	82,546
461	Mercury General Corp.	27,342
5,172	MetLife, Inc.	213,035
3,041	National General Holdings Corp.	84,722
295	National Western Life Group, Inc., Class A	79,438
5,471	Old Republic International Corp.	120,636
5,648	Principal Financial Group, Inc.	265,851
492	ProAssurance Corp.	21,609
3,266	Prudential Financial, Inc.	306,285
1,412	Reinsurance Group of America, Inc.	201,026
258	Safety Insurance Group, Inc.	21,486
5,331	Third Point Reinsurance Ltd. (a)	58,961
4,772	Torchmark Corp.	403,997
1,276	Travelers (The) Cos., Inc.	159,666
455	United Fire Group, Inc.	24,493
5,223	Unum Group	189,386
1,021	W.R. Berkley Corp.	77,494
		5,760,500

Shares	Description	Value

	Common Stocks (Continued)
	Interactive Media & Services — 0.1%
4,264	Cars.com, Inc. (a)	$111,333

	Internet & Direct Marketing Retail — 0.3%
624	Nutrisystem, Inc.	22,189
9,188	Qurate Retail, Inc. (a)	201,585
		223,774

	IT Services — 1.1%
665	CACI International, Inc., Class A (a)	118,676
1,044	Cognizant Technology Solutions Corp., Class A	72,067
7,249	Conduent, Inc. (a)	138,456
1,652	CoreLogic, Inc. (a)	67,104
575	CSG Systems International, Inc.	20,183
1,333	Genpact Ltd.	36,538
1,165	Leidos Holdings, Inc.	75,469
1,095	ManTech International Corp., Class A	62,722
1,882	MAXIMUS, Inc.	122,274
3,182	NIC, Inc.	42,352
6,176	Presidio, Inc.	82,758
506	Science Applications International Corp.	35,172
1,544	Sykes Enterprises, Inc. (a)	47,354
		921,125

	Leisure Products — 0.0%
404	Polaris Industries, Inc.	35,948

	Machinery — 2.9%
2,686	AGCO Corp.	150,523
514	Alamo Group, Inc.	44,060
559	Altra Industrial Motion Corp.	18,039
551	Cummins, Inc.	75,316
1,869	Dover Corp.	154,828
1,614	EnPro Industries, Inc.	100,391
489	Franklin Electric Co., Inc.	20,743
1,567	Greenbrier (The) Cos., Inc.	74,354
1,617	Ingersoll-Rand PLC	155,135
666	ITT, Inc.	33,633
2,811	Kennametal, Inc.	99,650
4,865	Meritor, Inc. (a)	82,656
316	Middleby (The) Corp. (a)	35,487
797	Mueller Industries, Inc.	19,407
4,091	Mueller Water Products, Inc., Class A	41,974
2,292	Oshkosh Corp.	128,673
4,853	PACCAR, Inc.	277,640
438	Parker-Hannifin Corp.	66,414
4,414	REV Group, Inc. (c)	48,157
667	Snap-on, Inc.	102,678
1,414	SPX Corp. (a)	41,459
444	SPX FLOW, Inc. (a)	15,198
550	Stanley Black & Decker, Inc.	64,086
1,023	Terex Corp.	34,158
3,275	Timken (The) Co.	129,526
681	Toro (The) Co.	38,361

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
1,549	TriMas Corp. (a)	$45,618
5,569	Trinity Industries, Inc.	158,995
5,166	Wabash National Corp.	78,007
1,038	WABCO Holdings, Inc. (a)	111,533
505	Woodward, Inc.	37,188
		2,483,887

	Marine — 0.3%
1,985	Kirby Corp. (a)	142,801
2,970	Matson, Inc.	104,187
		246,988

	Media — 2.7%
8,999	Altice USA, Inc., Class A	146,774
1,420	AMC Networks, Inc., Class A (a)	83,184
1,402	CBS Corp., Class B	80,405
11,682	Comcast Corp., Class A	445,551
5,707	DISH Network Corp., Class A (a)	175,433
5,715	Emerald Expositions Events, Inc.	83,553
14,902	Entercom Communications Corp., Class A	96,714
9,409	Gannett Co., Inc.	91,267
6,727	Gray Television, Inc. (a)	116,444
1,785	Interpublic Group of Cos. (The), Inc.	41,341
2,020	John Wiley & Sons, Inc., Class A	109,565
4,907	Liberty Broadband Corp., Class C (a)	406,938
922	Meredith Corp.	47,538
6,003	New Media Investment Group, Inc.	84,342
1,184	Omnicom Group, Inc.	87,995
4,153	Sinclair Broadcast Group, Inc., Class A	118,942
9,844	TEGNA, Inc.	113,600
		2,329,586

	Metals & Mining — 1.8%
3,031	Alcoa Corp. (a)	106,055
13,003	Coeur Mining, Inc. (a)	62,154
2,295	Commercial Metals Co.	43,743
29,716	Freeport-McMoRan, Inc.	346,192
24,840	Hecla Mining Co.	59,616
6,519	Nucor Corp.	385,403
2,393	Reliance Steel & Aluminum Co.	188,856
6,695	United States Steel Corp.	177,618
3,483	Warrior Met Coal, Inc.	97,524
1,598	Worthington Industries, Inc.	66,924
		1,534,085

	Mortgage Real Estate Investment Trusts — 2.0%
40,434	Annaly Capital Management, Inc.	399,083
4,991	Apollo Commercial Real Estate Finance, Inc.	93,382
2,436	Blackstone Mortgage Trust, Inc., Class A	82,191
11,256	Chimera Investment Corp.	209,362
7,442	Invesco Mortgage Capital, Inc.	112,225

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
22,211	MFA Financial, Inc.	$153,922
11,451	New Residential Investment Corp.	204,744
4,653	PennyMac Mortgage Investment Trust	89,849
5,799	Redwood Trust, Inc.	95,220
3,793	Starwood Property Trust, Inc.	82,384
3,462	TPG RE Finance Trust, Inc.	68,617
6,308	Two Harbors Investment Corp.	92,664
		1,683,643

	Multiline Retail — 1.9%
2,254	Big Lots, Inc.	93,586
1,542	Dillard’s, Inc., Class A (c)	108,588
2,211	Dollar General Corp.	246,261
5,072	Dollar Tree, Inc. (a)	427,570
11,910	Macy’s, Inc.	408,394
1,365	Nordstrom, Inc.	89,776
2,740	Target Corp.	229,146
		1,603,321

	Multi-Utilities — 2.9%
2,617	Ameren Corp.	169,006
11,968	CenterPoint Energy, Inc.	323,256
3,377	CMS Energy Corp.	167,229
4,343	Consolidated Edison, Inc.	330,068
3,438	Dominion Energy, Inc.	245,542
2,214	DTE Energy Co.	248,854
4,766	MDU Resources Group, Inc.	118,959
3,276	NiSource, Inc.	83,079
2,783	NorthWestern Corp.	163,529
6,268	Public Service Enterprise Group, Inc.	334,899
3,620	WEC Energy Group, Inc.	247,608
		2,432,029

	Oil, Gas & Consumable Fuels — 4.1%
11,522	Antero Resources Corp. (a)	183,085
1,317	Arch Coal, Inc., Class A	126,300
3,383	Chevron Corp.	377,712
14,260	CNX Resources Corp. (a)	223,169
3,892	Exxon Mobil Corp.	310,115
11,309	Gulfport Energy Corp. (a)	103,025
4,543	Kinder Morgan, Inc.	77,322
14,410	Laredo Petroleum, Inc. (a)	75,508
5,172	Marathon Petroleum Corp.	364,367
5,726	Peabody Energy Corp.	202,987
3,670	Phillips 66	377,349
9,609	Range Resources Corp.	152,303
2,136	SemGroup Corp., Class A	39,495
39,934	Southwestern Energy Co. (a)	213,248
2,938	Targa Resources Corp.	151,806
3,636	Valero Energy Corp.	331,203
6,085	Williams (The) Cos., Inc.	148,048
		3,457,042

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Paper & Forest Products — 0.2%
3,199	Boise Cascade Co.	$98,497
1,229	Schweitzer-Mauduit International, Inc.	39,230
		137,727

	Personal Products — 0.1%
6,413	Coty, Inc., Class A	67,657

	Pharmaceuticals — 0.7%
869	Allergan PLC	137,311
6,603	Mylan N.V. (a)	206,344
2,337	Perrigo Co. PLC	164,291
3,107	Prestige Consumer Healthcare, Inc. (a)	112,349
		620,295

	Professional Services — 0.2%
1,899	ManpowerGroup, Inc.	144,874
2,660	TrueBlue, Inc. (a)	62,058
		206,932

	Real Estate Management & Development — 0.5%
3,752	CBRE Group, Inc., Class A (a)	151,168
544	HFF, Inc., Class A	19,992
329	Howard Hughes (The) Corp. (a)	36,690
566	Jones Lang LaSalle, Inc.	74,859
666	Marcus & Millichap, Inc. (a)	23,124
5,704	Realogy Holdings Corp. (c)	108,775
		414,608

	Road & Rail — 1.5%
572	AMERCO	186,746
1,940	ArcBest Corp.	72,013
1,465	Avis Budget Group, Inc. (a)	41,196
2,243	Genesee & Wyoming, Inc., Class A (a)	177,713
3,513	Heartland Express, Inc.	68,398
7,209	Hertz Global Holdings, Inc. (a)	99,124
2,921	Kansas City Southern	297,825
2,793	Ryder System, Inc.	154,481
4,713	Schneider National, Inc., Class B	103,073
3,330	Werner Enterprises, Inc.	107,193
		1,307,762

	Semiconductors & Semiconductor Equipment — 0.7%
1,342	Advanced Energy Industries, Inc. (a)	57,746
15,931	Amkor Technology, Inc. (a)	113,907
1,795	Cirrus Logic, Inc. (a)	67,205
8,573	Marvell Technology Group Ltd.	140,683
2,664	Skyworks Solutions, Inc.	231,128
		610,669

	Software — 0.6%
5,318	Avaya Holdings Corp. (a)	87,321
19,438	Symantec Corp.	352,800

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
5,567	TiVo Corp.	$61,237
		501,358

	Specialty Retail — 3.4%
2,998	Aaron’s, Inc.	141,296
4,459	Abercrombie & Fitch Co., Class A	87,842
479	Advance Auto Parts, Inc.	76,525
1,008	Asbury Automotive Group, Inc. (a)	65,621
4,911	AutoNation, Inc. (a)	198,797
7,849	Bed Bath & Beyond, Inc.	107,845
2,085	Best Buy Co., Inc.	146,284
4,086	Buckle (The), Inc. (c)	83,355
1,933	Caleres, Inc.	66,109
1,079	CarMax, Inc. (a)	73,275
13,579	Chico’s FAS, Inc.	104,151
181	Children’s Place (The), Inc.	27,042
3,318	Dick’s Sporting Goods, Inc.	117,358
2,402	Foot Locker, Inc.	113,230
3,084	GameStop Corp., Class A (c)	45,026
11,470	Gap (The), Inc.	313,131
1,814	Group 1 Automotive, Inc.	104,740
5,388	L Brands, Inc.	174,679
1,153	Lithia Motors, Inc., Class A	102,709
10,059	Michaels (The) Cos., Inc. (a)	159,435
1,102	Murphy USA, Inc. (a)	88,854
29,341	Office Depot, Inc.	75,113
8,688	Party City Holdco, Inc. (a)	90,963
4,306	Penske Automotive Group, Inc.	191,100
3,769	Sally Beauty Holdings, Inc. (a)	67,126
1,863	Williams-Sonoma, Inc.	110,625
		2,932,231

	Technology Hardware, Storage & Peripherals — 1.2%
25,361	Hewlett Packard Enterprise Co.	386,755
9,377	HP, Inc.	226,361
5,653	Western Digital Corp.	243,475
4,538	Xerox Corp.	126,474
		983,065

	Textiles, Apparel & Luxury Goods — 0.8%
1,242	Carter’s, Inc.	119,207
479	G-III Apparel Group Ltd. (a)	19,093
522	Oxford Industries, Inc.	46,447
2,292	PVH Corp.	276,851
4,384	Skechers U.S.A., Inc., Class A (a)	125,251
2,314	Steven Madden Ltd.	72,359
		659,208

	Thrifts & Mortgage Finance — 1.0%
1,813	Capitol Federal Financial, Inc.	22,499
4,612	Essent Group Ltd. (a)	181,805
734	Flagstar Bancorp, Inc. (a)	22,600
1,668	Kearny Financial Corp.	21,584

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
15,332	MGIC Investment Corp. (a)	$187,204
11,807	New York Community Bancorp, Inc.	113,111
1,334	Northwest Bancshares, Inc.	21,531
941	Provident Financial Services, Inc.	22,960
9,872	Radian Group, Inc.	189,444
2,166	Washington Federal, Inc.	60,994
		843,732

	Tobacco — 0.4%
4,007	Altria Group, Inc.	260,615
1,449	Universal Corp.	98,329
		358,944

	Trading Companies & Distributors — 1.5%
4,448	Air Lease Corp.	169,469
5,373	Aircastle Ltd.	104,397
1,915	Beacon Roofing Supply, Inc. (a)	53,448
5,050	BMC Stock Holdings, Inc. (a)	84,537
2,357	GATX Corp.	176,610
4,060	GMS, Inc. (a)	66,747
1,840	Herc Holdings, Inc. (a)	58,990
2,509	MRC Global, Inc. (a)	39,718
1,390	MSC Industrial Direct Co., Inc., Class A	112,673
2,995	Rush Enterprises, Inc., Class A	105,993
1,430	Systemax, Inc.	46,203
3,539	Triton International Ltd.	113,850
1,331	Univar, Inc. (a)	32,769
229	Watsco, Inc.	33,933
1,128	WESCO International, Inc. (a)	56,603
		1,255,940

	Transportation Infrastructure — 0.2%
4,424	Macquarie Infrastructure Corp.	163,467

	Wireless Telecommunication Services — 0.6%
3,869	Telephone & Data Systems, Inc.	119,281
4,715	T-Mobile US, Inc. (a)	323,213
2,103	United States Cellular Corp. (a)	100,461
		542,955
	Total Common Stocks — 99.8%	84,965,919
	(Cost $87,208,330)

Shares	Description	Value

	Money Market Funds — 0.3%
113,882	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (d) (e)	$113,882
179,673	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (d)	179,673
	Total Money Market Funds — 0.3%	293,555
	(Cost $293,555)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$65,865	BNP Paribas S.A., 2.19% (d), dated 10/31/18, due 11/01/18, with a maturity value of $65,869. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $67,202. (e)	65,865
321,917	JPMorgan Chase & Co., 2.13% (d), dated 10/31/18, due 11/01/18, with a maturity value of $321,936. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $329,109. (e)	321,917
	Total Repurchase Agreements — 0.5%	387,782
	(Cost $387,782)

	Total Investments — 100.6%	85,647,256
	(Cost $87,889,667) (f)
	Net Other Assets and Liabilities — (0.6)%	(511,856)
	Net Assets — 100.0%	$85,135,400

(a)	Non-income producing security.
(b)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal period ended October 31, 2018.
(c)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $481,646 and the total value of the collateral held by the Fund is $501,664.
(d)	Rate shown reflects yield as of October 31, 2018.
(e)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust Multi Cap Value AlphaDEX® Fund (FAB)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

(f)

Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,878,484 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,120,895. The net unrealized depreciation was $2,242,411.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$84,965,919	$—	$—
Money Market Funds	293,555	—	—
Repurchase Agreements	—	387,782	—
Total Investments	$85,259,474	$387,782	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.0%
4,686	Aerojet Rocketdyne Holdings, Inc. (a)	$165,510
2,413	Aerovironment, Inc. (a)	217,098
5,483	Axon Enterprise, Inc. (a)	338,411
1,493	Boeing (The) Co.	529,806
1,500	BWX Technologies, Inc.	87,690
2,248	Harris Corp.	334,300
4,051	HEICO Corp.	339,595
2,798	Hexcel Corp.	163,739
2,879	Mercury Systems, Inc. (a)	134,910
1,901	Teledyne Technologies, Inc. (a)	420,653
1,022	TransDigm Group, Inc. (a)	337,515
4,645	Triumph Group, Inc.	84,771
3,973	United Technologies Corp.	493,486
14,159	Wesco Aircraft Holdings, Inc. (a)	144,139
		3,791,623

	Air Freight & Logistics — 0.7%
2,473	Air Transport Services Group, Inc. (a)	48,471
7,553	Expeditors International of Washington, Inc.	507,410
3,774	Forward Air Corp.	226,402
6,662	XPO Logistics, Inc. (a)	595,450
		1,377,733

	Auto Components — 0.1%
3,863	Fox Factory Holding Corp. (a)	207,559

	Automobiles — 0.1%
700	Tesla, Inc. (a)	236,124

	Banks — 2.0%
1,806	BancFirst Corp.	103,628
964	BOK Financial Corp.	82,644
1,757	Chemical Financial Corp.	82,333
692	City Holding Co.	51,056
2,052	Comerica, Inc.	167,361
1,421	Commerce Bancshares, Inc.	90,376
3,072	Community Bank System, Inc.	179,374
898	Cullen/Frost Bankers, Inc.	87,932
3,003	Enterprise Financial Services Corp.	130,480
2,762	FB Financial Corp.	100,758
3,932	First Bancorp	145,051
1,710	First Busey Corp.	47,743
9,869	First Commonwealth Financial Corp.	133,231
3,175	First Financial Bankshares, Inc.	187,293
1,180	First Merchants Corp.	49,100
1,928	First Republic Bank	175,429
2,176	Glacier Bancorp, Inc.	92,262
1,510	Heritage Financial Corp.	49,407
1,310	Independent Bank Corp.	102,770
1,633	Independent Bank Group, Inc.	94,567
1,142	Lakeland Financial Corp.	49,140

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
2,541	LegacyTexas Financial Group, Inc.	$97,905
1,981	Live Oak Bancshares, Inc.	36,450
1,411	National Bank Holdings Corp., Class A	47,635
1,427	Pacific Premier Bancorp, Inc. (a)	41,711
1,559	Pinnacle Financial Partners, Inc.	81,536
1,224	S&T Bancorp, Inc.	49,095
3,706	Seacoast Banking Corp. of Florida (a)	97,505
1,357	ServisFirst Bancshares, Inc.	48,825
1,803	Simmons First National Corp., Class A	48,284
2,446	SVB Financial Group (a)	580,265
7,879	TCF Financial Corp.	164,514
1,135	Texas Capital Bancshares, Inc. (a)	74,036
654	Tompkins Financial Corp.	47,827
1,191	WesBanco, Inc.	47,759
1,649	Western Alliance Bancorp (a)	79,548
		3,744,830

	Beverages — 0.2%
554	Boston Beer (The) Co., Inc., Class A (a)	170,239
672	MGP Ingredients, Inc.	47,826
1,608	National Beverage Corp. (a)	148,659
		366,724

	Biotechnology — 4.0%
1,957	AbbVie, Inc.	152,352
5,214	ACADIA Pharmaceuticals, Inc. (a)	101,569
1,891	Acceleron Pharma, Inc. (a)	96,006
3,189	Alder Biopharmaceuticals, Inc. (a)	40,500
2,736	Alexion Pharmaceuticals, Inc. (a)	306,624
1,085	AnaptysBio, Inc. (a)	81,071
1,154	Arena Pharmaceuticals, Inc. (a)	41,152
11,292	Arrowhead Pharmaceuticals, Inc. (a)	143,634
1,910	BioMarin Pharmaceutical, Inc. (a)	176,045
1,386	Blueprint Medicines Corp. (a)	84,227
4,249	Celgene Corp. (a)	304,228
6,559	Coherus Biosciences, Inc. (a)	76,675
2,440	CRISPR Therapeutics AG (a)	79,959
766	Eagle Pharmaceuticals, Inc. (a)	37,718
1,668	Editas Medicine, Inc. (a)	42,250
3,289	Emergent BioSolutions, Inc. (a)	201,254
1,267	Enanta Pharmaceuticals, Inc. (a)	97,762
5,943	Exact Sciences Corp. (a)	422,250
3,083	Genomic Health, Inc. (a)	221,082
5,956	Halozyme Therapeutics, Inc. (a)	92,497
5,928	Heron Therapeutics, Inc. (a)	164,561
3,782	Intellia Therapeutics, Inc. (a)	64,218
2,141	Intercept Pharmaceuticals, Inc. (a)	205,557
3,083	Intrexon Corp. (a) (b)	35,640
1,819	Ionis Pharmaceuticals, Inc. (a)	90,131
5,863	Ironwood Pharmaceuticals, Inc. (a)	76,805
9,353	Karyopharm Therapeutics, Inc. (a)	98,581

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
4,976	Lexicon Pharmaceuticals, Inc. (a)	$38,962
1,709	Ligand Pharmaceuticals, Inc. (a)	281,660
6,056	Momenta Pharmaceuticals, Inc. (a)	75,761
11,302	Natera, Inc. (a)	248,192
3,814	Neurocrine Biosciences, Inc. (a)	408,670
5,758	PTC Therapeutics, Inc. (a)	221,798
941	Regeneron Pharmaceuticals, Inc. (a)	319,225
3,584	REGENXBIO, Inc. (a)	238,945
3,903	Repligen Corp. (a)	211,621
3,767	Retrophin, Inc. (a)	96,661
6,386	Sangamo Therapeutics, Inc. (a)	80,911
2,904	Sarepta Therapeutics, Inc. (a)	388,439
9,862	Seattle Genetics, Inc. (a)	553,554
3,686	Ultragenyx Pharmaceutical, Inc. (a)	178,587
6,941	Vanda Pharmaceuticals, Inc. (a)	131,671
1,973	Vertex Pharmaceuticals, Inc. (a)	334,345
1,363	Xencor, Inc. (a)	44,597
		7,387,947

	Building Products — 1.1%
2,863	AAON, Inc.	98,745
7,005	Advanced Drainage Systems, Inc.	194,669
2,072	Allegion PLC	177,633
4,043	Armstrong World Industries, Inc. (a)	249,655
5,765	Continental Building Products, Inc. (a)	160,325
859	Lennox International, Inc.	181,154
2,691	Patrick Industries, Inc. (a)	117,085
10,022	PGT Innovations, Inc. (a)	203,046
5,178	Simpson Manufacturing Co., Inc.	295,560
6,093	Trex Co., Inc. (a)	373,501
		2,051,373

	Capital Markets — 1.6%
5,378	Blucora, Inc. (a)	155,532
1,929	Cboe Global Markets, Inc.	217,688
3,534	E*TRADE Financial Corp.	174,650
1,784	Eaton Vance Corp.	80,369
1,866	Evercore, Inc., Class A	152,433
838	FactSet Research Systems, Inc.	187,511
2,444	Hamilton Lane, Inc., Class A	93,801
1,181	Houlihan Lokey, Inc.	48,634
13,945	KKR & Co., Inc., Class A	329,799
4,362	LPL Financial Holdings, Inc.	268,699
969	Moelis & Co., Class A	39,109
1,107	Moody’s Corp.	161,046
2,235	Morningstar, Inc.	278,928
3,131	MSCI, Inc.	470,840
2,067	PJT Partners, Inc., Class A	93,718
2,011	Raymond James Financial, Inc.	154,224
2,596	Virtu Financial, Inc., Class A	61,577
		2,968,558

	Chemicals — 2.2%
2,511	Balchem Corp.	235,155

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
4,872	Celanese Corp.	$472,292
17,463	CF Industries Holdings, Inc.	838,748
900	Chase Corp.	97,056
2,426	Ecolab, Inc.	371,542
6,860	Ferro Corp. (a)	116,208
4,362	FMC Corp.	340,585
3,683	Ingevity Corp. (a)	335,448
9,117	PQ Group Holdings, Inc. (a)	146,328
2,088	Sherwin-Williams (The) Co.	821,565
4,361	Valvoline, Inc.	86,871
2,227	Westlake Chemical Corp.	158,785
		4,020,583

	Commercial Services & Supplies — 2.2%
3,641	Brady Corp., Class A	146,696
6,970	Casella Waste Systems, Inc., Class A (a)	226,943
2,059	Cimpress N.V. (a)	257,354
2,808	Cintas Corp.	510,691
6,552	Clean Harbors, Inc. (a)	445,798
3,593	Copart, Inc. (a)	175,734
6,661	Covanta Holding Corp.	97,850
4,715	KAR Auction Services, Inc.	268,472
975	McGrath RentCorp	52,055
2,468	Mobile Mini, Inc.	101,484
3,525	MSA Safety, Inc.	368,151
6,266	Rollins, Inc.	370,947
6,867	Tetra Tech, Inc.	453,497
2,935	US Ecology, Inc.	205,245
4,208	Waste Management, Inc.	376,490
		4,057,407

	Communications Equipment — 1.9%
1,430	Arista Networks, Inc. (a)	329,400
12,010	Ciena Corp. (a)	375,433
11,416	Cisco Systems, Inc.	522,282
3,814	F5 Networks, Inc. (a)	668,518
3,129	Lumentum Holdings, Inc. (a)	171,000
5,844	Motorola Solutions, Inc.	716,241
3,376	Palo Alto Networks, Inc. (a)	617,943
881	Plantronics, Inc.	51,952
14,046	Viavi Solutions, Inc. (a)	161,950
		3,614,719

	Construction & Engineering — 0.1%
4,797	Comfort Systems USA, Inc.	256,544

	Consumer Finance — 0.7%
857	Credit Acceptance Corp. (a)	363,728
7,516	Enova International, Inc. (a)	177,753
2,287	FirstCash, Inc.	183,875
5,281	Green Dot Corp., Class A (a)	399,983

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
16,825	SLM Corp. (a)	$170,606
		1,295,945

	Distributors — 0.2%
2,249	Pool Corp.	327,792

	Diversified Consumer Services — 0.7%
2,388	Bright Horizons Family Solutions, Inc. (a)	274,405
7,250	Career Education Corp. (a)	104,255
6,599	Chegg, Inc. (a)	180,021
831	Grand Canyon Education, Inc. (a)	103,626
6,367	Service Corp. International	264,039
4,536	ServiceMaster Global Holdings, Inc. (a)	194,504
1,080	Sotheby’s (a)	45,360
2,606	Weight Watchers International, Inc. (a)	172,256
		1,338,466

	Diversified Telecommunication Services — 0.4%
1,939	Cogent Communications Holdings, Inc.	100,789
12,026	Iridium Communications, Inc. (a)	238,235
19,874	Vonage Holdings Corp. (a)	263,529
2,702	Zayo Group Holdings, Inc. (a)	80,736
		683,289

	Electric Utilities — 0.1%
2,378	PNM Resources, Inc.	91,339

	Electrical Equipment — 0.8%
4,806	AMETEK, Inc.	322,386
10,199	Atkore International Group, Inc. (a)	196,433
6,652	Generac Holdings, Inc. (a)	337,456
17,401	Sunrun, Inc. (a)	213,336
7,582	TPI Composites, Inc. (a)	191,521
4,705	Vicor Corp. (a)	188,671
		1,449,803

	Electronic Equipment, Instruments & Components — 1.6%
4,044	Amphenol Corp., Class A	361,938
8,553	CDW Corp.	769,856
3,361	Cognex Corp.	143,985
1,090	Coherent, Inc. (a)	134,223
4,644	CTS Corp.	123,948
3,364	FARO Technologies, Inc. (a)	170,017
4,578	FLIR Systems, Inc.	212,007
3,367	II-VI, Inc. (a)	125,353
5,835	KEMET Corp. (a)	127,086
474	Littelfuse, Inc.	85,870
1,082	Rogers Corp. (a)	133,151
3,338	TTM Technologies, Inc. (a)	39,055

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
9,218	Vishay Intertechnology, Inc.	$168,689
2,121	Zebra Technologies Corp., Class A (a)	352,722
		2,947,900

	Energy Equipment & Services — 0.5%
4,568	Halliburton Co.	158,418
4,092	Helmerich & Payne, Inc.	254,891
8,750	Keane Group, Inc. (a)	109,987
7,439	Mammoth Energy Services, Inc.	185,677
13,127	ProPetro Holding Corp. (a)	231,692
34,613	Weatherford International PLC (a)	46,728
		987,393

	Entertainment — 1.3%
2,225	Activision Blizzard, Inc.	153,636
13,962	Live Nation Entertainment, Inc. (a)	730,213
892	Madison Square Garden (The) Co., Class A (a)	246,745
1,485	Netflix, Inc. (a)	448,143
2,756	Take-Two Interactive Software, Inc. (a)	355,166
4,849	World Wrestling Entertainment, Inc., Class A	351,989
23,392	Zynga, Inc., Class A (a)	85,147
		2,371,039

	Equity Real Estate Investment Trusts — 1.3%
1,894	Acadia Realty Trust	52,729
999	Agree Realty Corp.	57,213
6,112	CareTrust REIT, Inc.	107,938
844	CoreSite Realty Corp.	79,218
2,959	CyrusOne, Inc.	157,508
2,066	Four Corners Property Trust, Inc.	53,881
2,473	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	51,315
3,517	Healthcare Trust of America, Inc., Class A	92,356
2,547	JBG SMITH Properties	95,462
2,412	Lamar Advertising Co., Class A	176,848
18,873	Medical Properties Trust, Inc.	280,453
3,149	Physicians Realty Trust	52,210
2,863	Regency Centers Corp.	181,400
2,177	Ryman Hospitality Properties, Inc.	168,913
4,057	Sabra Health Care REIT, Inc.	87,834
1,931	STAG Industrial, Inc.	51,094
924	Sun Communities, Inc.	92,834
1,567	Taubman Centers, Inc.	86,201
4,490	Tier REIT, Inc.	97,298
18,621	Uniti Group, Inc.	356,406
		2,379,111

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing — 0.4%
10,383	Sysco Corp.	$740,619

	Food Products — 1.2%
1,120	Calavo Growers, Inc.	108,640
7,373	Freshpet, Inc. (a)	280,911
717	J&J Snack Foods Corp.	111,967
2,644	Kellogg Co.	173,129
5,710	Lamb Weston Holdings, Inc.	446,293
1,257	Lancaster Colony Corp.	215,425
5,773	McCormick & Co., Inc.	831,312
		2,167,677

	Health Care Equipment & Supplies — 6.1%
2,114	ABIOMED, Inc. (a)	721,297
2,430	Align Technology, Inc. (a)	537,516
77	Atrion Corp.	52,528
1,441	AxoGen, Inc. (a)	53,735
19,754	Boston Scientific Corp. (a)	713,910
4,070	Cardiovascular Systems, Inc. (a)	114,163
2,011	CONMED Corp.	135,602
6,150	CryoLife, Inc. (a)	190,527
3,278	DexCom, Inc. (a)	435,220
3,190	Edwards Lifesciences Corp. (a)	470,844
4,169	Glaukos Corp. (a)	241,552
4,958	Globus Medical, Inc., Class A (a)	262,030
3,274	Haemonetics Corp. (a)	342,035
1,987	Hill-Rom Holdings, Inc.	167,067
4,518	Hologic, Inc. (a)	176,157
995	ICU Medical, Inc. (a)	253,456
3,046	IDEXX Laboratories, Inc. (a)	646,117
1,921	Inogen, Inc. (a)	364,164
3,541	Insulet Corp. (a)	312,352
3,262	Integer Holdings Corp. (a)	242,921
4,272	Integra LifeSciences Holdings Corp. (a)	228,851
1,325	Intuitive Surgical, Inc. (a)	690,563
2,286	iRhythm Technologies, Inc. (a)	176,616
3,013	Masimo Corp. (a)	348,303
6,106	Merit Medical Systems, Inc. (a)	348,775
3,036	Natus Medical, Inc. (a)	90,716
8,950	Novocure Ltd. (a)	296,603
1,872	Orthofix Medical, Inc. (a)	113,855
2,507	Penumbra, Inc. (a)	340,952
2,444	Quidel Corp. (a)	157,296
4,815	ResMed, Inc.	510,005
5,637	STAAR Surgical Co. (a)	226,100
1,042	Stryker Corp.	169,033
5,053	Tandem Diabetes Care, Inc. (a)	190,043
696	Teleflex, Inc.	167,555
46,652	TransEnterix, Inc. (a) (b)	152,552
2,279	West Pharmaceutical Services, Inc.	241,392
5,489	Wright Medical Group N.V. (a)	148,093

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
2,893	Zimmer Biomet Holdings, Inc.	$328,616
		11,359,112

	Health Care Providers & Services — 3.5%
3,753	Amedisys, Inc. (a)	412,830
1,979	AMN Healthcare Services, Inc. (a)	100,177
4,198	BioTelemetry, Inc. (a)	243,904
6,566	Centene Corp. (a)	855,681
881	Chemed Corp.	268,115
4,813	Encompass Health Corp.	323,915
7,135	Ensign Group (The), Inc.	264,280
6,834	HCA Healthcare, Inc.	912,544
3,974	HealthEquity, Inc. (a)	364,813
2,102	LHC Group, Inc. (a)	192,186
3,154	Molina Healthcare, Inc. (a)	399,833
4,729	Premier, Inc., Class A (a)	212,805
6,592	Tenet Healthcare Corp. (a)	169,612
2,859	UnitedHealth Group, Inc.	747,200
2,281	US Physical Therapy, Inc.	245,253
2,967	WellCare Health Plans, Inc. (a)	818,862
		6,532,010

	Health Care Technology — 0.9%
9,528	Evolent Health, Inc., Class A (a)	211,522
8,247	HMS Holdings Corp. (a)	237,679
7,933	NextGen Healthcare, Inc. (a)	117,170
3,011	Omnicell, Inc. (a)	212,878
3,333	Tabula Rasa HealthCare, Inc. (a)	246,242
5,432	Teladoc Health, Inc. (a)	376,655
3,447	Veeva Systems, Inc., Class A (a)	314,883
		1,717,029

	Hotels, Restaurants & Leisure — 3.8%
3,748	BJ’s Restaurants, Inc.	229,303
5,543	Boyd Gaming Corp.	147,222
4,632	Brinker International, Inc.	200,797
1,673	Chipotle Mexican Grill, Inc. (a)	770,132
2,252	Choice Hotels International, Inc.	165,297
338	Churchill Downs, Inc.	84,368
6,840	Darden Restaurants, Inc.	728,802
2,662	Dine Brands Global, Inc.	215,729
3,224	Domino’s Pizza, Inc.	866,579
5,089	Dunkin’ Brands Group, Inc.	369,258
9,650	Eldorado Resorts, Inc. (a)	352,225
3,536	Hyatt Hotels Corp., Class A	244,691
2,880	Marriott International, Inc., Class A	336,643
8,548	Penn National Gaming, Inc. (a)	207,545
6,944	Planet Fitness, Inc., Class A (a)	340,881
8,609	SeaWorld Entertainment, Inc. (a)	224,867
3,435	Shake Shack, Inc., Class A (a)	181,677
1,343	Six Flags Entertainment Corp.	72,334
6,690	Starbucks Corp.	389,826

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
4,062	Texas Roadhouse, Inc.	$245,589
674	Vail Resorts, Inc.	169,390
5,472	Wendy’s (The) Co.	94,337
3,963	Wingstop, Inc.	248,163
2,036	Yum! Brands, Inc.	184,075
		7,069,730

	Household Durables — 0.6%
1,069	Cavco Industries, Inc. (a)	214,452
1,362	Installed Building Products, Inc. (a)	41,486
2,462	iRobot Corp. (a) (b)	217,075
2,281	LGI Homes, Inc. (a)	97,604
6,423	Roku, Inc. (a)	357,119
5,575	Skyline Champion Corp.	132,852
		1,060,588

	Household Products — 0.6%
9,355	Church & Dwight Co., Inc.	555,406
2,528	Clorox (The) Co.	375,282
1,599	Energizer Holdings, Inc.	93,973
926	WD-40 Co.	154,716
		1,179,377

	Independent Power and Renewable Electricity Producers — 0.6%
20,336	NRG Energy, Inc.	735,960
15,284	Vistra Energy Corp. (a)	345,877
		1,081,837

	Industrial Conglomerates — 0.2%
5,914	Raven Industries, Inc.	257,141
625	Roper Technologies, Inc.	176,812
		433,953

	Insurance — 1.3%
6,344	Brown & Brown, Inc.	178,774
4,664	Kemper Corp.	350,686
3,389	Kinsale Capital Group, Inc.	202,357
3,113	Primerica, Inc.	341,621
13,383	Progressive (The) Corp.	932,795
4,458	Trupanion, Inc. (a) (b)	112,609
5,573	Universal Insurance Holdings, Inc.	233,955
		2,352,797

	Interactive Media & Services — 1.1%
460	Alphabet, Inc., Class A (a)	501,667
4,387	IAC/InterActiveCorp (a)	862,440
10,727	Liberty TripAdvisor Holdings, Inc., Class A (a)	154,683
3,738	Match Group, Inc. (a) (b)	193,329
1,836	TripAdvisor, Inc. (a)	95,729
5,720	Yelp, Inc. (a)	244,931
		2,052,779

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail — 1.5%
475	Amazon.com, Inc. (a)	$759,055
9,129	Etsy, Inc. (a)	388,165
6,858	GrubHub, Inc. (a)	636,011
4,601	Liberty Expedia Holdings, Inc., Class A (a)	199,776
10,276	Quotient Technology, Inc. (a)	132,252
1,643	Shutterfly, Inc. (a)	82,150
3,966	Shutterstock, Inc.	162,130
414	Stamps.com, Inc. (a)	83,698
3,176	Wayfair, Inc., Class A (a)	350,281
		2,793,518

	IT Services — 7.5%
2,235	Accenture PLC, Class A	352,281
2,531	Akamai Technologies, Inc. (a)	182,865
784	Alliance Data Systems Corp.	161,645
3,687	Automatic Data Processing, Inc.	531,223
7,560	Booz Allen Hamilton Holding Corp.	374,522
5,764	Broadridge Financial Solutions, Inc.	674,042
4,468	Carbonite, Inc. (a)	152,850
10,166	DXC Technology Co.	740,390
6,033	Endurance International Group Holdings, Inc. (a)	59,546
2,724	EPAM Systems, Inc. (a)	325,436
8,982	EVERTEC, Inc.	234,251
1,697	Fidelity National Information Services, Inc.	176,658
31,081	First Data Corp., Class A (a)	582,458
4,616	Fiserv, Inc. (a)	366,049
2,437	FleetCor Technologies, Inc. (a)	487,473
5,998	Gartner, Inc. (a)	884,825
2,985	Global Payments, Inc.	340,977
9,120	GoDaddy, Inc., Class A (a)	667,310
2,494	GTT Communications, Inc. (a) (b)	89,535
4,751	Jack Henry & Associates, Inc.	711,842
9,492	LiveRamp Holdings, Inc. (a)	433,595
3,417	Mastercard, Inc., Class A	675,438
6,666	Okta, Inc. (a)	389,028
2,514	Paychex, Inc.	164,642
6,323	PayPal Holdings, Inc. (a)	532,333
10,790	Sabre Corp.	265,973
9,602	Square, Inc., Class A (a)	705,267
5,625	Total System Services, Inc.	512,719
5,436	Twilio, Inc., Class A (a)	408,896
2,375	VeriSign, Inc. (a)	338,532
4,030	Virtusa Corp. (a)	199,848
3,700	Visa, Inc., Class A	510,045
4,921	Western Union (The) Co.	88,775
1,869	WEX, Inc. (a)	328,869
3,755	Worldpay, Inc., Class A (a)	344,859
		13,994,997

	Leisure Products — 0.3%
7,891	Acushnet Holdings Corp.	192,777

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products (Continued)
11,139	Callaway Golf Co.	$238,375
5,974	Mattel, Inc. (a)	81,127
		512,279

	Life Sciences Tools & Services — 2.5%
2,314	Accelerate Diagnostics, Inc. (a) (b)	34,571
899	Bio-Rad Laboratories, Inc., Class A (a)	245,292
1,838	Bio-Techne Corp.	308,269
3,164	Cambrex Corp. (a)	168,610
2,789	Charles River Laboratories International, Inc. (a)	339,756
2,590	Illumina, Inc. (a)	805,879
7,328	IQVIA Holdings, Inc. (a)	900,831
5,255	Luminex Corp.	151,186
4,517	Medpace Holdings, Inc. (a)	235,336
303	Mettler-Toledo International, Inc. (a)	165,686
10,377	NeoGenomics, Inc. (a)	191,352
4,256	PRA Health Sciences, Inc. (a)	412,279
3,116	Thermo Fisher Scientific, Inc.	728,053
		4,687,100

	Machinery — 3.7%
3,879	Actuant Corp., Class A	92,514
2,722	Albany International Corp., Class A	190,486
9,018	Allison Transmission Holdings, Inc.	397,513
4,987	Caterpillar, Inc.	605,023
3,455	Chart Industries, Inc. (a)	235,113
3,694	Deere & Co.	500,315
1,210	Douglas Dynamics, Inc.	52,502
3,181	ESCO Technologies, Inc.	194,741
10,103	Federal Signal Corp.	222,165
4,516	Fortive Corp.	335,313
6,620	Gardner Denver Holdings, Inc. (a)	179,137
2,024	Graco, Inc.	82,235
9,477	Harsco Corp. (a)	260,333
1,228	IDEX Corp.	155,735
3,145	John Bean Technologies Corp.	326,986
2,007	Kadant, Inc.	198,091
3,012	Lincoln Electric Holdings, Inc.	243,701
4,872	Navistar International Corp. (a)	163,163
1,350	Nordson Corp.	165,605
2,900	Proto Labs, Inc. (a)	346,405
1,872	RBC Bearings, Inc. (a)	276,457
2,908	Sun Hydraulics Corp.	134,931
9,064	Wabtec Corp.	743,429
1,919	Watts Water Technologies, Inc., Class A	134,426
9,522	Xylem, Inc.	624,453
		6,860,772

	Media — 1.1%
425	Cable One, Inc.	380,690

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
1,167	Charter Communications, Inc., Class A (a)	$373,872
23,767	Discovery, Inc., Class A (a)	769,813
4,195	MSG Networks, Inc., Class A (a)	107,182
5,762	Nexstar Media Group, Inc., Class A	431,516
		2,063,073

	Metals & Mining — 0.6%
4,590	Carpenter Technology Corp.	200,170
37,046	Cleveland-Cliffs, Inc. (a)	398,615
12,290	Steel Dynamics, Inc.	486,684
		1,085,469

	Mortgage Real Estate Investment Trusts — 0.1%
2,633	KKR Real Estate Finance Trust, Inc.	52,871
9,403	Ladder Capital Corp.	158,346
		211,217

	Multiline Retail — 0.5%
7,450	Kohl’s Corp.	564,188
4,881	Ollie’s Bargain Outlet Holdings, Inc. (a)	453,445
		1,017,633

	Oil, Gas & Consumable Fuels — 7.7%
8,239	Anadarko Petroleum Corp.	438,315
7,977	Apache Corp.	301,770
5,575	California Resources Corp. (a)	174,720
9,027	Callon Petroleum Co. (a)	89,999
8,590	Carrizo Oil & Gas, Inc. (a)	156,424
17,172	Centennial Resource Development, Inc., Class A (a)	329,016
13,681	Cheniere Energy, Inc. (a)	826,469
41,782	Chesapeake Energy Corp. (a)	146,655
1,009	Cimarex Energy Co.	80,185
2,489	Concho Resources, Inc. (a)	346,195
12,283	ConocoPhillips	858,582
11,139	Continental Resources, Inc. (a)	586,803
11,661	CVR Energy, Inc.	501,423
8,843	Delek US Holdings, Inc.	324,715
43,642	Denbury Resources, Inc. (a)	150,565
13,905	Devon Energy Corp.	450,522
4,109	Diamondback Energy, Inc.	461,687
4,354	EOG Resources, Inc.	458,650
4,703	Extraction Oil & Gas, Inc. (a)	37,577
13,282	Hess Corp.	762,387
13,601	HollyFrontier Corp.	917,251
13,565	Jagged Peak Energy, Inc. (a) (b)	167,121
40,129	Kosmos Energy Ltd. (a)	260,437
40,837	Marathon Oil Corp.	775,495
8,514	Matador Resources Co. (a)	245,544
8,440	Murphy Oil Corp.	268,898
9,761	Newfield Exploration Co. (a)	197,172

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
67,646	Northern Oil and Gas, Inc. (a)	$198,879
33,075	Oasis Petroleum, Inc. (a)	332,734
6,760	Occidental Petroleum Corp.	453,393
5,610	ONEOK, Inc.	368,016
6,413	Parsley Energy, Inc., Class A (a)	150,192
9,398	PBF Energy, Inc., Class A	393,306
1,916	PDC Energy, Inc. (a)	81,334
3,360	Penn Virginia Corp. (a)	231,101
2,184	Pioneer Natural Resources Co.	321,638
14,071	QEP Resources, Inc. (a)	125,373
14,875	SM Energy Co.	362,058
5,972	SRC Energy, Inc. (a)	42,282
8,842	Whiting Petroleum Corp. (a)	329,807
9,157	WildHorse Resource Development Corp. (a)	194,220
23,310	WPX Energy, Inc. (a)	373,892
		14,272,802

	Paper & Forest Products — 0.1%
7,082	Louisiana-Pacific Corp.	154,175

	Personal Products — 1.0%
2,617	Estee Lauder (The) Cos., Inc., Class A	359,681
6,878	Herbalife Nutrition Ltd. (a)	366,322
4,198	Inter Parfums, Inc.	247,640
1,221	Medifast, Inc.	258,461
3,414	Nu Skin Enterprises, Inc., Class A	239,731
3,113	USANA Health Sciences, Inc. (a)	364,283
		1,836,118

	Pharmaceuticals — 2.3%
4,227	Amneal Pharmaceuticals, Inc. (a)	77,988
6,178	Catalent, Inc. (a)	249,220
7,088	Eli Lilly and Co.	768,623
16,078	Endo International PLC (a)	272,361
8,969	Endocyte, Inc. (a)	212,117
19,163	Horizon Pharma PLC (a)	348,958
7,102	Innoviva, Inc. (a)	99,144
2,446	Intra-Cellular Therapies, Inc. (a)	41,533
1,101	Jazz Pharmaceuticals PLC (a)	174,861
1,660	MyoKardia, Inc. (a)	87,880
6,155	Nektar Therapeutics (a)	238,075
4,434	Omeros Corp. (a) (b)	67,707
4,404	Pacira Pharmaceuticals, Inc. (a)	215,312
12,603	Pfizer, Inc.	542,685
2,648	Reata Pharmaceuticals, Inc., Class A (a)	156,047
2,150	Supernus Pharmaceuticals, Inc. (a)	102,254
8,094	TherapeuticsMD, Inc. (a)	39,580
4,876	Theravance Biopharma Inc. (a) (b)	118,341
4,153	Zoetis, Inc.	374,393

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
1,070	Zogenix, Inc. (a)	$44,683
		4,231,762

	Professional Services — 1.9%
3,566	ASGN, Inc. (a)	239,207
9,134	CBIZ, Inc. (a)	202,592
440	CoStar Group, Inc. (a)	159,025
2,972	Exponent, Inc.	149,967
6,408	FTI Consulting, Inc. (a)	442,857
2,111	ICF International, Inc.	155,454
3,976	Insperity, Inc.	436,764
3,810	Korn/Ferry International	171,983
5,331	Robert Half International, Inc.	322,685
7,548	TransUnion	496,281
4,997	TriNet Group, Inc. (a)	234,809
4,608	Verisk Analytics, Inc. (a)	552,223
		3,563,847

	Real Estate Management & Development — 0.2%
8,725	Kennedy-Wilson Holdings, Inc.	165,601
2,916	RMR Group, (The), Inc., Class A	221,266
		386,867

	Road & Rail — 1.8%
7,500	CSX Corp.	516,450
1,556	J.B. Hunt Transport Services, Inc.	172,109
5,441	Knight-Swift Transportation Holdings, Inc.	174,112
3,076	Landstar System, Inc.	307,877
2,523	Marten Transport Ltd.	48,593
4,213	Norfolk Southern Corp.	707,068
4,717	Old Dominion Freight Line, Inc.	615,191
2,084	Saia, Inc. (a)	131,000
4,671	Union Pacific Corp.	682,994
		3,355,394

	Semiconductors & Semiconductor Equipment — 2.0%
30,777	Advanced Micro Devices, Inc. (a)	560,449
2,002	Analog Devices, Inc.	167,587
4,790	Applied Materials, Inc.	157,495
751	Broadcom, Inc.	167,841
4,547	Brooks Automation, Inc.	141,093
909	Cabot Microelectronics Corp.	88,737
2,477	Cree, Inc. (a)	96,157
3,251	Diodes, Inc. (a)	98,148
1,398	Inphi Corp. (a)	44,736
1,220	Lam Research Corp.	172,911
8,408	Micron Technology, Inc. (a)	317,150
748	Monolithic Power Systems, Inc.	88,354
2,706	NVIDIA Corp.	570,506
7,711	QUALCOMM, Inc.	484,945
5,061	Semtech Corp. (a)	227,441
7,273	SunPower Corp. (a) (b)	43,711

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
795	Universal Display Corp.	$97,793
2,605	Versum Materials, Inc.	82,214
2,309	Xilinx, Inc.	197,119
		3,804,387

	Software — 9.9%
7,496	8x8, Inc. (a)	128,856
2,817	Adobe, Inc. (a)	692,306
3,771	Alarm.com Holdings, Inc. (a)	167,734
4,730	Alteryx, Inc., Class A (a)	250,643
2,037	ANSYS, Inc. (a)	304,633
3,452	Appfolio, Inc., Class A (a)	197,109
4,309	Apptio, Inc., Class A (a)	111,603
2,471	Aspen Technology, Inc. (a)	209,763
3,558	Autodesk, Inc. (a)	459,871
3,834	Blackline, Inc. (a)	177,821
3,722	Bottomline Technologies DE, Inc. (a)	248,034
7,846	Box, Inc., Class A (a)	141,228
4,085	Cadence Design Systems, Inc. (a)	182,068
16,106	Cision Ltd. (a)	238,208
6,132	Cloudera, Inc. (a)	84,376
2,680	CommVault Systems, Inc. (a)	156,030
3,814	Cornerstone OnDemand, Inc. (a)	187,839
5,930	Coupa Software, Inc. (a)	384,442
9,789	Dell Technologies, Inc., Class V (a)	884,828
2,012	Ebix, Inc.	115,308
990	Ellie Mae, Inc. (a)	65,617
2,613	Envestnet, Inc. (a)	135,928
4,694	Everbridge, Inc. (a)	238,596
1,642	Fair Isaac Corp. (a)	316,430
5,518	FireEye, Inc. (a)	102,028
4,955	Five9, Inc. (a)	195,029
10,303	Fortinet, Inc. (a)	846,701
2,786	Guidewire Software, Inc. (a)	247,870
6,983	Hortonworks, Inc. (a)	124,716
2,485	HubSpot, Inc. (a)	337,090
1,143	Imperva, Inc. (a)	63,265
2,442	Intuit, Inc.	515,262
1,133	j2 Global, Inc.	82,528
8,341	LivePerson, Inc. (a)	188,507
3,436	Manhattan Associates, Inc. (a)	164,035
6,650	Microsoft Corp.	710,286
3,918	MINDBODY, Inc., Class A (a)	124,749
2,986	New Relic, Inc. (a)	266,500
4,392	Nutanix, Inc., Class A (a)	182,312
3,018	Paycom Software, Inc. (a)	377,854
5,839	Paylocity Holding Corp. (a)	384,148
1,498	Pegasystems, Inc.	80,173
3,091	PROS Holdings, Inc. (a)	101,756
5,230	PTC, Inc. (a)	431,004
2,631	Q2 Holdings, Inc. (a)	140,048
3,158	Qualys, Inc. (a)	224,976
5,863	Rapid7, Inc. (a)	212,475

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
4,270	RealPage, Inc. (a)	$226,310
1,359	Red Hat, Inc. (a)	233,259
5,040	RingCentral, Inc., Class A (a)	391,759
5,979	salesforce.com, Inc. (a)	820,558
3,888	ServiceNow, Inc. (a)	703,884
7,863	Splunk, Inc. (a)	785,042
2,727	SPS Commerce, Inc. (a)	253,856
6,691	SS&C Technologies Holdings, Inc.	342,312
2,519	Tableau Software, Inc., Class A (a)	268,727
3,107	Trade Desk (The), Inc., Class A (a)	383,870
766	Tyler Technologies, Inc. (a)	162,132
1,164	Ultimate Software Group (The), Inc. (a)	310,357
2,174	Varonis Systems, Inc. (a)	132,766
3,180	Verint Systems, Inc. (a)	145,231
3,805	Workday, Inc., Class A (a)	506,141
11,417	Yext, Inc. (a)	219,435
6,606	Zendesk, Inc. (a)	363,132
		18,431,354

	Specialty Retail — 5.1%
15,111	American Eagle Outfitters, Inc.	348,460
981	AutoZone, Inc. (a)	719,534
5,836	Burlington Stores, Inc. (a)	1,000,816
4,579	Carvana Co. (a) (b)	177,436
4,506	Conn’s, Inc. (a)	125,177
3,606	Five Below, Inc. (a)	410,435
2,682	Home Depot (The), Inc.	471,710
8,280	Lowe’s Cos., Inc.	788,422
3,110	Monro, Inc.	231,384
2,737	O’Reilly Automotive, Inc. (a)	877,893
2,148	RH (a) (b)	248,545
9,593	Ross Stores, Inc.	949,707
4,306	Tiffany & Co.	479,258
8,487	TJX (The) Cos., Inc.	932,551
5,161	Tractor Supply Co.	474,244
3,370	Ulta Beauty, Inc. (a)	925,132
6,880	Urban Outfitters, Inc. (a)	271,485
		9,432,189

	Technology Hardware, Storage & Peripherals — 1.3%
11,453	3D Systems Corp. (a) (b)	138,352
4,211	Apple, Inc.	921,620
11,069	NetApp, Inc.	868,806
14,458	Pure Storage, Inc., Class A (a)	291,762
3,910	Seagate Technology PLC	157,299
		2,377,839

	Textiles, Apparel & Luxury Goods — 1.1%
3,024	Columbia Sportswear Co.	273,007
12,710	Crocs, Inc. (a)	261,064
3,164	Deckers Outdoor Corp. (a)	402,366
9,299	Fossil Group, Inc. (a)	201,881

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
8,977	NIKE, Inc., Class B	$673,634
8,840	Under Armour, Inc., Class A (a)	195,452
		2,007,404

	Thrifts & Mortgage Finance — 0.3%
1,544	Axos Financial, Inc. (a)	46,876
816	LendingTree, Inc. (a)	164,579
11,946	NMI Holdings, Inc., Class A (a)	252,538
1,126	WSFS Financial Corp.	47,889
		511,882

	Trading Companies & Distributors — 1.1%
2,766	Applied Industrial Technologies, Inc.	181,809
9,573	Fastenal Co.	492,148
4,216	H&E Equipment Services, Inc.	101,563
2,490	SiteOne Landscape Supply, Inc. (a)	169,420
3,395	United Rentals, Inc. (a)	407,638
2,660	W.W. Grainger, Inc.	755,360
		2,107,938

	Water Utilities — 0.2%
1,770	American States Water Co.	108,359
3,712	California Water Service Group	155,904
1,770	SJW Group	107,492
		371,755

	Wireless Telecommunication Services — 0.1%
2,793	Shenandoah Telecommunications Co.	106,190
	Total Common Stocks — 100.0%	185,879,270
	(Cost $173,696,386)

	Money Market Funds — 0.2%
323,771	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (c) (d)	323,771
158,057	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 2.07% (c)	158,057
	Total Money Market Funds — 0.2%	481,828
	(Cost $481,828)

Principal Value	Description	Value

	Repurchase Agreements — 0.6%
$187,257	BNP Paribas S.A., 2.19% (c), dated 10/31/18, due 11/01/18, with a maturity value of $187,269. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $191,059. (d)	$187,257
915,224	JPMorgan Chase & Co., 2.13% (c), dated 10/31/18, due 11/01/18, with a maturity value of $915,278. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $935,671. (d)	915,224
	Total Repurchase Agreements — 0.6%	1,102,481
	(Cost $1,102,481)

	Total Investments — 100.8%	187,463,579
	(Cost $175,280,695) (e)
	Net Other Assets and Liabilities — (0.8)%	(1,531,984)
	Net Assets — 100.0%	$185,931,595

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,374,724 and the total value of the collateral held by the Fund is $1,426,252.
(c)	Rate shown reflects yield as of October 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $21,026,565 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,843,681. The net unrealized appreciation is $12,182,884.

See Notes to Portfolio of Investments

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$185,879,270	$—	$—
Money Market Funds	481,828	—	—
Repurchase Agreements	—	1,102,481	—
Total Investments	$186,361,098	$1,102,481	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.1%
575	Curtiss-Wright Corp.	$62,939

	Airlines — 2.9%
4,593	Alaska Air Group, Inc.	282,102
20,419	JetBlue Airways Corp. (a)	341,610
6,711	SkyWest, Inc.	384,473
8,416	Spirit Airlines, Inc. (a)	436,791
		1,444,976

	Auto Components — 2.4%
6,034	Adient PLC	183,554
12,704	Dana, Inc.	197,802
14,736	Gentex Corp.	310,193
16,901	Goodyear Tire & Rubber (The) Co.	355,935
1,702	Visteon Corp. (a)	134,526
		1,182,010

	Automobiles — 0.9%
3,491	Harley-Davidson, Inc.	133,426
4,723	Thor Industries, Inc.	328,910
		462,336

	Banks — 7.7%
6,082	Associated Banc-Corp	140,981
2,418	BancorpSouth Bank	69,397
6,248	Bank OZK	170,945
11,167	BankUnited, Inc.	369,628
1,908	Cathay General Bancorp	71,874
6,128	CIT Group, Inc.	290,345
2,039	Columbia Banking System, Inc.	75,627
1,310	East West Bancorp, Inc.	68,696
18,646	F.N.B. Corp.	220,582
175	First Citizens BancShares, Inc., Class A	74,660
2,911	First Hawaiian, Inc.	72,135
4,748	Fulton Financial Corp.	76,015
3,325	Hancock Whitney Corp.	139,517
3,610	Home BancShares, Inc.	68,734
972	IBERIABANK Corp.	72,404
3,514	International Bancshares Corp.	135,992
6,443	Investors Bancorp, Inc.	72,033
4,096	Old National Bancorp	73,114
4,978	PacWest Bancorp	202,206
13,854	People’s United Financial, Inc.	216,954
3,085	Popular, Inc.	160,451
2,280	Prosperity Bancshares, Inc.	148,268
688	Signature Bank	75,611
964	South State Corp.	65,234
2,230	UMB Financial Corp.	142,385
11,403	Umpqua Holdings Corp.	218,938
4,350	United Bankshares, Inc.	144,290
7,028	Valley National Bancorp	70,139

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
931	Wintrust Financial Corp.	$70,886
		3,778,041

	Biotechnology — 1.0%
3,437	Myriad Genetics, Inc. (a)	154,768
3,091	United Therapeutics Corp. (a)	342,668
		497,436

	Building Products — 1.0%
4,530	Fortune Brands Home & Security, Inc.	203,080
5,827	Owens Corning	275,442
		478,522

	Capital Markets — 1.7%
2,313	Affiliated Managers Group, Inc.	262,895
1,643	Lazard Ltd., Class A	65,293
12,658	Legg Mason, Inc.	357,209
3,085	Stifel Financial Corp.	141,046
		826,443

	Chemicals — 2.8%
943	Ashland Global Holdings, Inc.	69,763
8,018	Chemours (The) Co.	264,674
14,517	Huntsman Corp.	317,632
195	NewMarket Corp.	75,262
15,393	Olin Corp.	310,939
1,808	PolyOne Corp.	58,417
1,033	Sensient Technologies Corp.	67,000
4,039	Trinseo S.A.	217,621
		1,381,308

	Commercial Services & Supplies — 0.3%
2,695	Stericycle, Inc. (a)	134,669

	Communications Equipment — 0.1%
2,570	CommScope Holding Co., Inc. (a)	61,834

	Construction & Engineering — 2.0%
4,841	AECOM (a)	141,067
2,105	EMCOR Group, Inc.	149,413
7,083	MasTec, Inc. (a)	308,181
9,474	Quanta Services, Inc. (a)	295,589
571	Valmont Industries, Inc.	70,981
		965,231

	Consumer Finance — 1.6%
17,595	Navient Corp.	203,750
7,057	OneMain Holdings, Inc. (a)	201,266
19,726	Santander Consumer USA Holdings, Inc.	369,862
		774,878

	Containers & Packaging — 2.2%
734	AptarGroup, Inc.	74,839

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Containers & Packaging (Continued)
4,901	Berry Global Group, Inc. (a)	$213,782
22,573	Graphic Packaging Holding Co.	248,529
8,415	Owens-Illinois, Inc. (a)	131,863
11,376	Silgan Holdings, Inc.	273,365
2,849	Sonoco Products Co.	155,498
		1,097,876

	Diversified Consumer Services — 0.7%
12,281	H&R Block, Inc.	325,938

	Diversified Financial Services — 0.2%
3,600	Jefferies Financial Group, Inc.	77,292

	Electric Utilities — 2.7%
3,162	ALLETE, Inc.	233,988
4,443	Hawaiian Electric Industries, Inc.	165,724
1,594	IDACORP, Inc.	148,656
8,707	OGE Energy Corp.	314,758
2,995	Pinnacle West Capital Corp.	246,339
5,200	Portland General Electric Co.	234,416
		1,343,881

	Electrical Equipment — 0.8%
1,006	Acuity Brands, Inc.	126,394
3,836	Regal Beloit Corp.	275,041
		401,435

	Electronic Equipment, Instruments & Components — 2.3%
4,290	Arrow Electronics, Inc. (a)	290,476
5,839	Jabil, Inc.	144,398
4,667	SYNNEX Corp.	362,206
4,419	Tech Data Corp. (a)	312,247
		1,109,327

	Energy Equipment & Services — 1.7%
21,449	McDermott International, Inc. (a)	165,801
23,104	Patterson-UTI Energy, Inc.	384,451
20,429	RPC, Inc.	303,983
		854,235

	Entertainment — 0.5%
5,900	Cinemark Holdings, Inc.	245,263

	Equity Real Estate Investment Trusts — 9.2%
1,921	American Campus Communities, Inc.	75,899
18,081	Apple Hospitality REIT, Inc.	292,370
20,117	Brandywine Realty Trust	282,845
13,546	Brixmor Property Group, Inc.	219,445
9,749	CoreCivic, Inc.	218,962
2,650	Corporate Office Properties Trust	68,476
17,786	Cousins Properties, Inc.	147,802
3,467	EPR Properties	238,322

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
9,855	Equity Commonwealth	$293,482
6,285	GEO Group (The), Inc.	138,961
10,965	Hospitality Properties Trust	280,923
1,103	Kilroy Realty Corp.	75,975
14,169	Kimco Realty Corp.	227,979
5,614	Liberty Property Trust	235,058
2,092	National Health Investors, Inc.	153,678
7,926	Outfront Media, Inc.	140,449
10,766	RLJ Lodging Trust	209,291
18,009	Senior Housing Properties Trust	289,405
1,621	SL Green Realty Corp.	147,932
19,618	Spirit Realty Capital, Inc.	153,413
9,665	Sunstone Hotel Investors, Inc.	139,852
32,670	VEREIT, Inc.	239,471
5,313	Weingarten Realty Investors	149,402
1,229	WP Carey, Inc.	81,126
		4,500,518

	Food & Staples Retailing — 1.5%
2,449	Casey’s General Stores, Inc.	308,844
4,748	Performance Food Group Co. (a)	139,211
10,261	US Foods Holding Corp. (a)	299,313
		747,368

	Food Products — 3.2%
20,461	Darling Ingredients, Inc. (a)	422,724
8,474	Flowers Foods, Inc.	163,633
3,013	Ingredion, Inc.	304,856
21,852	Pilgrim’s Pride Corp. (a)	385,906
3,226	Post Holdings, Inc. (a)	285,243
		1,562,362

	Gas Utilities — 2.7%
5,641	National Fuel Gas Co.	306,250
3,430	New Jersey Resources Corp.	154,693
1,922	ONE Gas, Inc.	151,665
3,001	Southwest Gas Holdings, Inc.	231,887
3,225	Spire, Inc.	234,070
4,275	UGI Corp.	226,832
		1,305,397

	Health Care Providers & Services — 1.5%
11,230	Acadia Healthcare Co., Inc. (a)	466,045
6,778	MEDNAX, Inc. (a)	279,864
		745,909

	Hotels, Restaurants & Leisure — 1.4%
1,612	Cracker Barrel Old Country Store, Inc. (b)	255,792
9,554	Hilton Grand Vacations, Inc. (a)	256,716
5,470	Wyndham Destinations, Inc.	196,264
		708,772

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables — 1.9%
3,611	Leggett & Platt, Inc.	$131,115
15,959	PulteGroup, Inc.	392,113
11,968	Toll Brothers, Inc.	402,843
		926,071

	Household Products — 0.4%
3,174	Spectrum Brands Holdings, Inc.	206,151

	Independent Power and Renewable Electricity Producers — 0.3%
11,294	AES Corp.	164,667

	Industrial Conglomerates — 0.3%
1,298	Carlisle Cos., Inc.	125,374

	Insurance — 7.2%
121	Alleghany Corp.	72,682
6,708	American Equity Investment Life Holding Co.	209,424
3,057	American National Insurance Co.	376,745
1,465	Assurant, Inc.	142,412
9,361	Assured Guaranty Ltd.	374,253
6,122	Athene Holding Ltd., Class A (a)	279,898
14,903	CNO Financial Group, Inc.	281,667
379	Enstar Group Ltd. (a)	68,826
620	Erie Indemnity Co., Class A	80,408
346	Everest Re Group Ltd.	75,379
6,130	First American Financial Corp.	271,743
5,891	National General Holdings Corp.	164,123
10,598	Old Republic International Corp.	233,686
2,735	Reinsurance Group of America, Inc.	389,382
10,118	Unum Group	366,879
1,978	W.R. Berkley Corp.	150,130
		3,537,637

	Internet & Direct Marketing Retail — 0.8%
17,798	Qurate Retail, Inc. (a)	390,488

	IT Services — 2.0%
1,288	CACI International, Inc., Class A (a)	229,857
14,043	Conduent, Inc. (a)	268,221
3,200	CoreLogic, Inc. (a)	129,984
2,583	Genpact Ltd.	70,800
3,646	MAXIMUS, Inc.	236,881
981	Science Applications International Corp.	68,189
		1,003,932

	Leisure Products — 0.1%
783	Polaris Industries, Inc.	69,671

	Machinery — 4.2%
5,202	AGCO Corp.	291,520
1,291	ITT, Inc.	65,196
5,445	Kennametal, Inc.	193,025
611	Middleby (The) Corp. (a)	68,615

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
4,439	Oshkosh Corp.	$249,205
1,292	Snap-on, Inc.	198,891
1,981	Terex Corp.	66,146
6,344	Timken (The) Co.	250,905
1,318	Toro (The) Co.	74,243
10,789	Trinity Industries, Inc.	308,026
2,011	WABCO Holdings, Inc. (a)	216,082
978	Woodward, Inc.	72,020
		2,053,874

	Marine — 0.6%
3,845	Kirby Corp. (a)	276,609

	Media — 1.9%
17,433	Altice USA, Inc., Class A	284,332
11,054	DISH Network Corp., Class A (a)	339,800
3,457	Interpublic Group of Cos. (The), Inc.	80,064
3,914	John Wiley & Sons, Inc., Class A	212,296
		916,492

	Metals & Mining — 1.9%
5,871	Alcoa Corp. (a)	205,426
4,635	Reliance Steel & Aluminum Co.	365,794
12,969	United States Steel Corp.	344,068
		915,288

	Mortgage Real Estate Investment Trusts — 2.9%
4,719	Blackstone Mortgage Trust, Inc., Class A	159,219
21,804	Chimera Investment Corp.	405,554
43,026	MFA Financial, Inc.	298,170
22,183	New Residential Investment Corp.	396,632
7,348	Starwood Property Trust, Inc.	159,599
		1,419,174

	Multiline Retail — 0.4%
2,644	Nordstrom, Inc.	173,896

	Multi-Utilities — 1.4%
9,232	MDU Resources Group, Inc.	230,431
6,345	NiSource, Inc.	160,909
5,391	NorthWestern Corp.	316,775
		708,115

	Oil, Gas & Consumable Fuels — 3.9%
22,321	Antero Resources Corp. (a)	354,681
27,624	CNX Resources Corp. (a)	432,316
11,092	Peabody Energy Corp.	393,211
18,613	Range Resources Corp.	295,016
77,359	Southwestern Energy Co. (a)	413,097
		1,888,321

	Professional Services — 0.6%
3,679	ManpowerGroup, Inc.	280,671

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Real Estate Management & Development — 0.4%
636	Howard Hughes (The) Corp. (a)	$70,927
1,096	Jones Lang LaSalle, Inc.	144,957
		215,884

	Road & Rail — 2.1%
1,108	AMERCO	361,740
4,344	Genesee & Wyoming, Inc., Class A (a)	344,175
5,410	Ryder System, Inc.	299,227
		1,005,142

	Specialty Retail — 4.3%
5,807	Aaron’s, Inc.	273,684
9,514	AutoNation, Inc. (a)	385,127
4,652	Foot Locker, Inc.	219,295
10,437	L Brands, Inc.	338,368
19,485	Michaels (The) Cos., Inc. (a)	308,837
8,341	Penske Automotive Group, Inc.	370,174
3,609	Williams-Sonoma, Inc.	214,302
		2,109,787

	Technology Hardware, Storage & Peripherals — 0.5%
8,791	Xerox Corp.	245,005

	Textiles, Apparel & Luxury Goods — 1.3%
2,406	Carter’s, Inc.	230,928
8,492	Skechers U.S.A., Inc., Class A (a)	242,616
4,484	Steven Madden Ltd.	140,215
		613,759

	Thrifts & Mortgage Finance — 2.7%
8,933	Essent Group Ltd. (a)	352,139
29,700	MGIC Investment Corp. (a)	362,637
22,872	New York Community Bancorp, Inc.	219,114
19,124	Radian Group, Inc.	366,989
		1,300,879

	Trading Companies & Distributors — 2.1%
8,616	Air Lease Corp.	328,270
4,565	GATX Corp.	342,055
2,692	MSC Industrial Direct Co., Inc., Class A	218,213
2,579	Univar, Inc. (a)	63,495
444	Watsco, Inc.	65,792
		1,017,825

	Transportation Infrastructure — 0.6%
8,569	Macquarie Infrastructure Corp.	316,625
	Total Common Stocks — 99.9%	48,957,533
	(Cost $51,982,723)

Shares	Description	Value

	Money Market Funds — 0.1%
45,901	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (c) (d)	$45,901
	(Cost $45,901)

Principal Value	Description	Value

	Repurchase Agreements — 0.3%
$26,548	BNP Paribas S.A., 2.19% (c), dated 10/31/18, due 11/01/18, with a maturity value of $26,549. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $27,086. (d)	26,548
129,751	JPMorgan Chase & Co., 2.13% (c), dated 10/31/18, due 11/01/18, with a maturity value of $129,759. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $132,650. (d)	129,751
	Total Repurchase Agreements — 0.3%	156,299
	(Cost $156,299)

	Total Investments — 100.3%	49,159,733
	(Cost $52,184,923) (e)
	Net Other Assets and Liabilities — (0.3)%	(154,109)
	Net Assets — 100.0%	$49,005,624

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $190,416 and the total value of the collateral held by the Fund is $202,200.
(c)	Rate shown reflects yield as of October 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,504,644 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,529,834. The net unrealized depreciation was $3,025,190.

See Notes to Portfolio of Investments

First Trust Mid Cap Value AlphaDEX® Fund (FNK)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$48,957,533	$—	$—
Money Market Funds	45,901	—	—
Repurchase Agreements	—	156,299	—
Total Investments	$49,003,434	$156,299	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.4%
22,517	Axon Enterprise, Inc. (a)	$1,389,749
6,160	BWX Technologies, Inc.	360,114
16,636	HEICO Corp.	1,394,596
11,489	Hexcel Corp.	672,336
7,807	Teledyne Technologies, Inc. (a)	1,727,533
		5,544,328

	Banks — 2.2%
3,961	BOK Financial Corp.	339,577
7,215	Chemical Financial Corp.	338,095
5,835	Commerce Bancshares, Inc.	371,106
12,614	Community Bank System, Inc.	736,531
3,688	Cullen/Frost Bankers, Inc.	361,129
13,038	First Financial Bankshares, Inc.	769,112
8,939	Glacier Bancorp, Inc.	379,014
6,405	Pinnacle Financial Partners, Inc.	334,981
32,357	TCF Financial Corp.	675,614
4,659	Texas Capital Bancshares, Inc. (a)	303,907
6,773	Western Alliance Bancorp (a)	326,729
		4,935,795

	Beverages — 0.3%
6,606	National Beverage Corp. (a)	610,725

	Biotechnology — 3.5%
24,405	Exact Sciences Corp. (a)	1,733,975
24,344	Heron Therapeutics, Inc. (a)	675,789
7,467	Ionis Pharmaceuticals, Inc. (a)	369,990
7,015	Ligand Pharmaceuticals, Inc. (a)	1,156,142
15,665	Neurocrine Biosciences, Inc. (a)	1,678,505
11,927	Sarepta Therapeutics, Inc. (a)	1,595,355
15,139	Ultragenyx Pharmaceutical, Inc. (a)	733,485
		7,943,241

	Building Products — 2.3%
8,506	Allegion PLC	729,219
16,605	Armstrong World Industries, Inc. (a)	1,025,359
3,529	Lennox International, Inc.	744,231
21,264	Simpson Manufacturing Co., Inc.	1,213,749
25,022	Trex Co., Inc. (a)	1,533,849
		5,246,407

	Capital Markets — 1.8%
7,331	Eaton Vance Corp.	330,262
7,664	Evercore, Inc., Class A	626,072
3,443	FactSet Research Systems, Inc.	770,406
17,914	LPL Financial Holdings, Inc.	1,103,502
9,179	Morningstar, Inc.	1,145,539

		3,975,781

	Chemicals — 1.2%
10,310	Balchem Corp.	965,532
15,124	Ingevity Corp. (a)	1,377,494

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
17,908	Valvoline, Inc.	$356,727
		2,699,753

	Commercial Services & Supplies — 3.2%
8,458	Cimpress N.V. (a)	1,057,166
26,909	Clean Harbors, Inc. (a)	1,830,888
19,360	KAR Auction Services, Inc.	1,102,358
14,477	MSA Safety, Inc.	1,511,978
28,199	Tetra Tech, Inc.	1,862,262
		7,364,652

	Communications Equipment — 1.0%
49,324	Ciena Corp. (a)	1,541,868
12,850	Lumentum Holdings, Inc. (a)	702,253
		2,244,121

	Consumer Finance — 2.0%
3,519	Credit Acceptance Corp. (a)	1,493,534
9,395	FirstCash, Inc.	755,358
21,684	Green Dot Corp., Class A (a)	1,642,346
69,096	SLM Corp. (a)	700,633
		4,591,871

	Distributors — 0.6%
9,235	Pool Corp.	1,346,001

	Diversified Consumer Services — 2.1%
9,805	Bright Horizons Family Solutions, Inc. (a)	1,126,693
27,099	Chegg, Inc. (a)	739,261
3,416	Grand Canyon Education, Inc. (a)	425,975
26,147	Service Corp. International	1,084,316
18,632	ServiceMaster Global Holdings, Inc. (a)	798,940
10,700	Weight Watchers International, Inc. (a)	707,270
		4,882,455

	Diversified Telecommunication Services — 0.6%
81,612	Vonage Holdings Corp. (a)	1,082,175
11,095	Zayo Group Holdings, Inc. (a)	331,519
		1,413,694

	Electric Utilities — 0.2%
9,765	PNM Resources, Inc.	375,074

	Electrical Equipment — 0.6%
27,315	Generac Holdings, Inc. (a)	1,385,690

	Electronic Equipment, Instruments & Components — 2.0%
13,803	Cognex Corp.	591,320

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
4,474	Coherent, Inc. (a)	$550,928
18,800	FLIR Systems, Inc.	870,628
1,948	Littelfuse, Inc.	352,900
37,859	Vishay Intertechnology, Inc.	692,820
8,713	Zebra Technologies Corp., Class A (a)	1,448,972
		4,507,568

	Energy Equipment & Services — 0.5%
16,805	Helmerich & Payne, Inc.	1,046,783
142,146	Weatherford International PLC (a)	191,897
		1,238,680

	Entertainment — 1.2%
3,664	Madison Square Garden (The) Co., Class A (a)	1,013,536
19,911	World Wrestling Entertainment, Inc., Class A	1,445,339
96,062	Zynga, Inc., Class A (a)	349,666
		2,808,541

	Equity Real Estate Investment Trusts — 3.0%
3,466	CoreSite Realty Corp.	325,319
12,153	CyrusOne, Inc.	646,904
14,444	Healthcare Trust of America, Inc., Class A	379,299
10,461	JBG SMITH Properties	392,078
9,904	Lamar Advertising Co., Class A	726,161
77,508	Medical Properties Trust, Inc.	1,151,769
8,940	Ryman Hospitality Properties, Inc.	693,655
16,661	Sabra Health Care REIT, Inc.	360,711
3,793	Sun Communities, Inc.	381,083
6,440	Taubman Centers, Inc.	354,264
76,468	Uniti Group, Inc.	1,463,598
		6,874,841

	Food Products — 0.4%
5,164	Lancaster Colony Corp.	885,006

	Health Care Equipment & Supplies — 7.1%
13,466	DexCom, Inc. (a)	1,787,881
20,359	Globus Medical, Inc., Class A (a)	1,075,973
13,448	Haemonetics Corp. (a)	1,404,913
8,161	Hill-Rom Holdings, Inc.	686,177
4,088	ICU Medical, Inc. (a)	1,041,336
7,892	Inogen, Inc. (a)	1,496,086
14,543	Insulet Corp. (a)	1,282,838
17,543	Integra LifeSciences Holdings Corp. (a)	939,779
12,374	Masimo Corp. (a)	1,430,434
25,074	Merit Medical Systems, Inc. (a)	1,432,227
36,758	Novocure Ltd. (a)	1,218,160

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
10,292	Penumbra, Inc. (a)	$1,399,712
9,358	West Pharmaceutical Services, Inc.	991,199
		16,186,715

	Health Care Providers & Services — 3.5%
15,412	Amedisys, Inc. (a)	1,695,320
3,617	Chemed Corp.	1,100,762
19,768	Encompass Health Corp.	1,330,387
16,320	HealthEquity, Inc. (a)	1,498,176
12,951	Molina Healthcare, Inc. (a)	1,641,798
27,069	Tenet Healthcare Corp. (a)	696,485
		7,962,928

	Health Care Technology — 1.3%
22,306	Teladoc Health, Inc. (a)	1,546,698
14,155	Veeva Systems, Inc., Class A (a)	1,293,059
		2,839,757

	Hotels, Restaurants & Leisure — 4.2%
22,761	Boyd Gaming Corp.	604,532
9,247	Choice Hotels International, Inc.	678,730
1,389	Churchill Downs, Inc.	346,708
20,900	Dunkin’ Brands Group, Inc.	1,516,504
39,630	Eldorado Resorts, Inc. (a)	1,446,495
14,519	Hyatt Hotels Corp., Class A	1,004,715
35,106	Penn National Gaming, Inc. (a)	852,374
28,517	Planet Fitness, Inc., Class A (a)	1,399,900
5,518	Six Flags Entertainment Corp.	297,199
16,678	Texas Roadhouse, Inc.	1,008,352
22,473	Wendy’s (The) Co.	387,434
		9,542,943

	Household Durables — 0.6%
26,376	Roku, Inc. (a)	1,466,506

	Household Products — 0.2%
6,567	Energizer Holdings, Inc.	385,943

	Insurance — 1.6%
26,053	Brown & Brown, Inc.	734,173
19,153	Kemper Corp.	1,440,114
12,782	Primerica, Inc.	1,402,697
		3,576,984

	Interactive Media & Services — 0.6%
7,544	TripAdvisor, Inc. (a)	393,344
23,487	Yelp, Inc. (a)	1,005,713
		1,399,057

	Internet & Direct Marketing Retail — 1.5%
37,485	Etsy, Inc. (a)	1,593,862
1,704	Stamps.com, Inc. (a)	344,498

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail (Continued)
13,045	Wayfair, Inc., Class A (a)	$1,438,733
		3,377,093

	IT Services — 4.7%
31,048	Booz Allen Hamilton Holding Corp.	1,538,118
11,190	EPAM Systems, Inc. (a)	1,336,869
38,981	LiveRamp Holdings, Inc. (a)	1,780,652
27,376	Okta, Inc. (a)	1,597,663
44,310	Sabre Corp.	1,092,242
22,325	Twilio, Inc., Class A (a)	1,679,287
20,212	Western Union (The) Co.	364,624
7,673	WEX, Inc. (a)	1,350,141
		10,739,596

	Leisure Products — 0.1%
24,536	Mattel, Inc. (a)	333,199

	Life Sciences Tools & Services — 2.4%
3,692	Bio-Rad Laboratories, Inc., Class A (a)	1,007,362
7,551	Bio-Techne Corp.	1,266,454
11,454	Charles River Laboratories International, Inc. (a)	1,395,326
17,480	PRA Health Sciences, Inc. (a)	1,693,288
		5,362,430

	Machinery — 3.9%
37,031	Allison Transmission Holdings, Inc.	1,632,326
27,184	Gardner Denver Holdings, Inc. (a)	735,599
8,314	Graco, Inc.	337,798
12,917	John Bean Technologies Corp.	1,342,981
12,369	Lincoln Electric Holdings, Inc.	1,000,776
20,010	Navistar International Corp. (a)	670,135
5,545	Nordson Corp.	680,205
11,909	Proto Labs, Inc. (a)	1,422,530
7,684	RBC Bearings, Inc. (a)	1,134,773
		8,957,123

	Media — 1.5%
1,742	Cable One, Inc.	1,560,379
23,663	Nexstar Media Group, Inc., Class A	1,772,122
		3,332,501

	Metals & Mining — 0.7%
152,139	Cleveland-Cliffs, Inc. (a)	1,637,016

	Multiline Retail — 0.8%
20,042	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,861,902

	Oil, Gas & Consumable Fuels — 8.2%
70,518	Centennial Resource Development, Inc., Class A (a)	1,351,125
171,587	Chesapeake Energy Corp. (a) (b)	602,270

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
4,145	Cimarex Energy Co.	$329,403
47,886	CVR Energy, Inc.	2,059,098
36,316	Delek US Holdings, Inc.	1,333,523
55,708	Jagged Peak Energy, Inc. (a) (b)	686,323
164,799	Kosmos Energy Ltd. (a)	1,069,545
34,967	Matador Resources Co. (a)	1,008,448
34,664	Murphy Oil Corp.	1,104,395
40,084	Newfield Exploration Co. (a)	809,697
135,829	Oasis Petroleum, Inc. (a)	1,366,440
26,340	Parsley Energy, Inc., Class A (a)	616,883
38,589	PBF Energy, Inc., Class A	1,614,950
7,869	PDC Energy, Inc. (a)	334,039
61,088	SM Energy Co.	1,486,882
36,314	Whiting Petroleum Corp. (a)	1,354,512
95,728	WPX Energy, Inc. (a)	1,535,477
		18,663,010

	Paper & Forest Products — 0.3%
29,082	Louisiana-Pacific Corp.	633,115

	Personal Products — 1.8%
28,247	Herbalife Nutrition Ltd. (a)	1,504,435
14,022	Nu Skin Enterprises, Inc., Class A	984,625
12,782	USANA Health Sciences, Inc. (a)	1,495,750
		3,984,810

	Pharmaceuticals — 1.7%
17,360	Amneal Pharmaceuticals, Inc. (a)	320,292
25,369	Catalent, Inc. (a)	1,023,385
78,694	Horizon Pharma PLC (a)	1,433,018
25,275	Nektar Therapeutics (a)	977,637
		3,754,332

	Professional Services — 3.3%
14,640	ASGN, Inc. (a)	982,051
26,316	FTI Consulting, Inc. (a)	1,818,699
16,329	Insperity, Inc.	1,793,741
15,645	Korn/Ferry International	706,215
21,895	Robert Half International, Inc.	1,325,304
20,520	TriNet Group, Inc. (a)	964,235
		7,590,245

	Real Estate Management & Development — 0.3%
35,833	Kennedy-Wilson Holdings, Inc.	680,110

	Road & Rail — 0.9%
22,345	Knight-Swift Transportation Holdings, Inc.	715,040
12,629	Landstar System, Inc.	1,264,037
		1,979,077

	Semiconductors & Semiconductor Equipment — 1.2%
3,735	Cabot Microelectronics Corp.	364,611

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
10,171	Cree, Inc. (a)	$394,838
3,070	Monolithic Power Systems, Inc.	362,628
20,783	Semtech Corp. (a)	933,988
3,268	Universal Display Corp.	401,997
10,696	Versum Materials, Inc.	337,566
		2,795,628

	Software — 10.5%
10,143	Aspen Technology, Inc. (a)	861,039
32,221	Box, Inc., Class A (a)	579,978
11,007	CommVault Systems, Inc. (a)	640,828
24,351	Coupa Software, Inc. (a)	1,578,675
4,066	Ellie Mae, Inc. (a)	269,495
6,743	Fair Isaac Corp. (a)	1,299,444
22,661	FireEye, Inc. (a)	419,002
11,441	Guidewire Software, Inc. (a)	1,017,906
10,208	HubSpot, Inc. (a)	1,384,715
4,648	j2 Global, Inc.	338,560
14,110	Manhattan Associates, Inc. (a)	673,611
12,265	New Relic, Inc. (a)	1,094,651
18,034	Nutanix, Inc., Class A (a)	748,591
12,392	Paycom Software, Inc. (a)	1,551,478
23,980	Paylocity Holding Corp. (a)	1,577,644
6,153	Pegasystems, Inc.	329,309
12,969	Qualys, Inc. (a)	923,912
17,534	RealPage, Inc. (a)	929,302
20,699	RingCentral, Inc., Class A (a)	1,608,933
10,344	Tableau Software, Inc., Class A (a)	1,103,498
12,763	Trade Desk (The), Inc., Class A (a)	1,576,869
3,144	Tyler Technologies, Inc. (a)	665,459
4,781	Ultimate Software Group (The), Inc. (a)	1,274,758
27,129	Zendesk, Inc. (a)	1,491,281
		23,938,938

	Specialty Retail — 3.2%
62,056	American Eagle Outfitters, Inc.	1,431,011
14,810	Five Below, Inc. (a)	1,685,674
8,820	RH (a) (b)	1,020,562
21,195	Tractor Supply Co.	1,947,609
28,256	Urban Outfitters, Inc. (a)	1,114,982
		7,199,838

	Technology Hardware, Storage & Peripherals — 0.5%
59,378	Pure Storage, Inc., Class A (a)	1,198,248

	Textiles, Apparel & Luxury Goods — 1.6%
12,416	Columbia Sportswear Co.	1,120,916
12,994	Deckers Outdoor Corp. (a)	1,652,447
36,307	Under Armour, Inc., Class A (a)	802,748
		3,576,111

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance — 0.3%
3,348	LendingTree, Inc. (a)	$675,258

	Trading Companies & Distributors — 0.3%
10,227	SiteOne Landscape Supply, Inc. (a)	695,845
	Total Common Stocks — 99.9%	227,200,482
	(Cost $227,453,405)

	Money Market Funds — 0.1%
309,697	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (c) (d)	309,697
	(Cost $309,697)

Principal Value	Description	Value

	Repurchase Agreements — 0.5%
$179,117	BNP Paribas S.A., 2.19% (c), dated 10/31/18, due 11/01/18, with a maturity value of $179,128. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $182,754. (d)	179,117
875,439	JPMorgan Chase & Co., 2.13% (c), dated 10/31/18, due 11/01/18, with a maturity value of $875,491. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $894,998. (d)	875,439
	Total Repurchase Agreements — 0.5%	1,054,556
	(Cost $1,054,556)

	Total Investments — 100.5%	228,564,735
	(Cost $228,817,658) (e)
	Net Other Assets and Liabilities — (0.5)%	(1,150,435)
	Net Assets — 100.0%	$227,414,300

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,335,649 and the total value of the collateral held by the Fund is $1,364,253.
(c)	Rate shown reflects yield as of October 31, 2018.
(d)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,705,789 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,958,712. The net unrealized depreciation was $252,923.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$227,200,482	$—	$—
Money Market Funds	309,697	—	—
Repurchase Agreements	—	1,054,556	—
Total Investments	$227,510,179	$1,054,556	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.2%
914	Esterline Technologies Corp. (a)	$107,267

	Air Freight & Logistics — 1.3%
6,649	Atlas Air Worldwide Holdings, Inc. (a)	343,221
9,296	Hub Group, Inc., Class A (a)	425,943
		769,164

	Airlines — 1.1%
2,674	Allegiant Travel Co.	305,211
10,571	Hawaiian Holdings, Inc.	365,862
		671,073

	Auto Components — 2.4%
24,306	American Axle & Manufacturing Holdings, Inc. (a)	368,722
11,983	Cooper Tire & Rubber Co.	370,155
2,080	Cooper-Standard Holdings, Inc. (a)	192,712
1,081	Dorman Products, Inc. (a)	85,410
3,013	LCI Industries	208,952
5,922	Tenneco, Inc., Class A	203,894
		1,429,845

	Automobiles — 0.5%
10,230	Winnebago Industries, Inc.	281,939

	Banks — 2.5%
1,581	1st Source Corp.	73,659
2,044	Berkshire Hills Bancorp, Inc.	68,208
1,644	Eagle Bancorp, Inc. (a)	80,836
9,140	First BanCorp (a)	84,362
4,019	Great Western Bancorp, Inc.	147,296
1,433	Heartland Financial USA, Inc.	76,150
8,407	Hilltop Holdings, Inc.	167,299
15,432	Hope Bancorp, Inc.	223,455
2,167	NBT Bancorp, Inc.	79,074
6,188	Opus Bank	117,510
2,019	Renasant Corp.	70,423
2,116	Sandy Spring Bancorp, Inc.	75,224
2,390	Southside Bancshares, Inc.	75,715
5,039	Trustmark Corp.	155,201

		1,494,412

	Beverages — 0.1%
457	Coca-Cola Bottling Co. Consolidated	78,892

	Building Products — 1.8%
3,180	American Woodmark Corp. (a)	192,199
8,207	Apogee Enterprises, Inc.	296,273
5,666	Builders FirstSource, Inc. (a)	70,145
3,719	Gibraltar Industries, Inc. (a)	132,545
11,192	NCI Building Systems, Inc. (a)	137,102
9,599	Universal Forest Products, Inc.	271,364
		1,099,628

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets — 1.6%
14,059	Federated Investors, Inc., Class B	$346,835
20,306	TCG BDC, Inc.	324,896
16,011	Waddell & Reed Financial, Inc., Class A	305,330
		977,061

	Chemicals — 2.6%
12,486	AdvanSix, Inc. (a)	346,362
3,281	H.B. Fuller Co.	145,873
1,084	Innospec, Inc.	72,541
3,596	Kraton Corp. (a)	99,034
26,086	Kronos Worldwide, Inc.	365,987
5,016	Minerals Technologies, Inc.	274,626
2,868	Stepan Co.	236,868
		1,541,291

	Commercial Services & Supplies — 4.1%
7,737	ABM Industries, Inc.	237,913
37,513	ACCO Brands Corp.	302,730
6,261	Advanced Disposal Services, Inc. (a)	169,610
5,956	Deluxe Corp.	281,183
4,415	Herman Miller, Inc.	145,474
3,832	HNI Corp.	145,194
3,562	Interface, Inc.	58,025
10,641	Knoll, Inc.	211,224
4,976	Matthews International Corp., Class A	207,101
4,009	Multi-Color Corp.	213,118
23,949	Pitney Bowes, Inc.	158,542
4,496	Steelcase, Inc., Class A	74,634
976	UniFirst Corp.	145,717
1,404	Viad Corp.	67,238
		2,417,703

	Communications Equipment — 1.3%
9,141	EchoStar Corp., Class A (a)	370,668
2,120	InterDigital, Inc.	150,414
9,882	NetScout Systems, Inc. (a)	249,619
		770,701

	Construction & Engineering — 1.4%
2,004	Dycom Industries, Inc. (a)	136,032
3,710	Granite Construction, Inc.	169,621
20,061	KBR, Inc.	396,807
6,831	Primoris Services Corp.	144,612
		847,072

	Construction Materials — 0.4%
18,653	Summit Materials, Inc., Class A (b)	251,816

	Consumer Finance — 1.1%
5,932	Nelnet, Inc., Class A	333,912

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance (Continued)
9,420	PRA Group, Inc. (a)	$290,513
		624,425

	Containers & Packaging — 0.4%
4,650	Greif, Inc., Class A	219,945

	Diversified Consumer Services — 1.4%
731	Graham Holdings Co., Class B	424,748
27,455	Laureate Education, Inc., Class A (a)	408,805
		833,553

	Diversified Telecommunication Services — 0.3%
2,295	ATN International, Inc.	193,905

	Electric Utilities — 0.6%
2,964	El Paso Electric Co.	169,096
1,303	MGE Energy, Inc.	81,411
1,737	Otter Tail Corp.	78,287
		328,794

	Electrical Equipment — 0.8%
3,357	AZZ, Inc.	148,883
6,769	Encore Wire Corp.	299,190
		448,073

	Electronic Equipment, Instruments & Components — 1.8%
2,412	Anixter International, Inc. (a)	158,444
1,165	Belden, Inc.	62,968
898	ePlus, Inc. (a)	76,222
3,665	Fabrinet (a)	158,768
3,135	Insight Enterprises, Inc. (a)	162,048
10,202	Knowles Corp. (a)	165,068
4,684	Methode Electronics, Inc.	138,647
4,250	ScanSource, Inc. (a)	165,240
		1,087,405

	Energy Equipment & Services — 5.2%
13,898	Archrock, Inc.	142,593
20,380	C&J Energy Services, Inc. (a)	382,736
12,477	Diamond Offshore Drilling, Inc. (a)	176,924
32,764	Forum Energy Technologies, Inc. (a)	293,565
28,763	FTS International, Inc. (a)	368,454
34,323	Helix Energy Solutions Group, Inc. (a)	292,432
40,510	Nabors Industries Ltd.	201,335
9,041	Oceaneering International, Inc. (a)	171,236
21,076	Select Energy Services, Inc., Class A (a)	201,487
25,619	Superior Energy Services, Inc. (a)	200,597
22,512	U.S. Silica Holdings, Inc. (c)	315,168
16,266	Unit Corp. (a)	376,233
		3,122,760

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 6.4%
18,682	Alexander & Baldwin, Inc.	$365,046
5,287	Chesapeake Lodging Trust	155,385
3,519	Columbia Property Trust, Inc.	79,002
21,383	DiamondRock Hospitality Co.	223,452
5,008	Empire State Realty Trust, Inc., Class A	79,427
2,912	Getty Realty Corp.	78,129
11,968	Global Net Lease, Inc.	242,352
30,037	Government Properties Income Trust (c)	265,227
10,845	Industrial Logistics Properties Trust (c)	234,144
14,987	Kite Realty Group Trust	237,394
10,021	Lexington Realty Trust	77,863
11,738	Mack-Cali Realty Corp.	238,281
6,861	Pebblebrook Hotel Trust (c)	231,284
24,935	Ramco-Gershenson Properties Trust	331,137
6,823	Retail Properties of America, Inc., Class A	83,718
1,751	Seritage Growth Properties, Class A (c)	66,573
25,064	Summit Hotel Properties, Inc.	288,737
46,454	Washington Prime Group, Inc.	297,306
10,529	Xenia Hotels & Resorts, Inc.	216,371
		3,790,828

	Food & Staples Retailing — 1.6%
6,186	Sprouts Farmers Market, Inc. (a)	166,342
14,154	United Natural Foods, Inc. (a)	307,566
9,767	Weis Markets, Inc.	450,747
		924,655

	Food Products — 3.0%
9,091	B&G Foods, Inc. (c)	236,730
5,166	Cal-Maine Foods, Inc.	251,429
7,363	Fresh Del Monte Produce, Inc.	243,200
38,292	Hostess Brands, Inc. (a)	398,237
4,100	Sanderson Farms, Inc.	403,399
8,718	Simply Good Foods (The) Co. (a)	165,293
2,843	Tootsie Roll Industries, Inc. (c)	89,753
		1,788,041

	Gas Utilities — 0.3%
2,021	Chesapeake Utilities Corp.	160,568

	Health Care Equipment & Supplies — 0.1%
2,903	Varex Imaging Corp. (a)	75,362

	Health Care Providers & Services — 2.0%
1,380	CorVel Corp. (a)	79,985
4,707	Magellan Health, Inc. (a)	306,237
3,311	National HealthCare Corp.	263,324
13,870	Patterson Cos., Inc.	313,184

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
9,215	Select Medical Holdings Corp. (a)	$152,785
2,587	Tivity Health, Inc. (a)	89,019
		1,204,534

	Health Care Technology — 0.1%
5,837	Allscripts Healthcare Solutions, Inc. (a)	69,519

	Hotels, Restaurants & Leisure — 1.8%
8,568	Bloomin’ Brands, Inc.	170,932
3,167	Cheesecake Factory (The), Inc.	153,093
2,561	Dave & Buster’s Entertainment, Inc.	152,507
9,678	International Speedway Corp., Class A	363,022
3,307	Papa John’s International, Inc. (c)	180,364
8,638	Playa Hotels & Resorts N.V. (a)	74,200
		1,094,118

	Household Durables — 3.7%
10,436	KB Home	208,407
7,897	La-Z-Boy, Inc.	219,537
14,331	M.D.C. Holdings, Inc.	402,701
10,624	Meritage Homes Corp. (a)	395,744
18,798	Taylor Morrison Home Corp., Class A (a)	310,919
5,968	TopBuild Corp. (a)	272,260
34,185	TRI Pointe Group, Inc. (a)	406,801
		2,216,369

	Household Products — 0.4%
7,530	Central Garden & Pet Co., Class A (a)	223,264

	Independent Power and Renewable Electricity Producers — 1.2%
8,808	Clearway Energy, Inc., Class C	172,725
4,611	Ormat Technologies, Inc.	235,945
17,067	Pattern Energy Group, Inc., Class A	305,840
		714,510

	Insurance — 2.7%
1,319	Argo Group International Holdings Ltd.	81,263
5,509	Employers Holdings, Inc.	253,194
3,316	FBL Financial Group, Inc., Class A	228,738
5,558	Horace Mann Educators Corp.	218,318
1,658	Mercury General Corp.	98,336
1,063	National Western Life Group, Inc., Class A	286,245
1,772	ProAssurance Corp.	77,826
929	Safety Insurance Group, Inc.	77,367
19,195	Third Point Reinsurance Ltd. (a)	212,297
1,639	United Fire Group, Inc.	88,227
		1,621,811

Shares	Description	Value

	Common Stocks (Continued)
	Interactive Media & Services — 0.7%
15,352	Cars.com, Inc. (a)	$400,841

	Internet & Direct Marketing Retail — 0.1%
2,245	Nutrisystem, Inc.	79,832

	IT Services — 1.5%
2,072	CSG Systems International, Inc.	72,727
3,942	ManTech International Corp., Class A	225,798
11,456	NIC, Inc.	152,479
22,237	Presidio, Inc.	297,976
5,561	Sykes Enterprises, Inc. (a)	170,556
		919,536

	Machinery — 3.8%
1,851	Alamo Group, Inc.	158,668
2,014	Altra Industrial Motion Corp.	64,992
5,812	EnPro Industries, Inc.	361,506
1,760	Franklin Electric Co., Inc.	74,659
5,642	Greenbrier (The) Cos., Inc.	267,713
17,516	Meritor, Inc. (a)	297,597
2,871	Mueller Industries, Inc.	69,909
14,732	Mueller Water Products, Inc., Class A	151,150
15,895	REV Group, Inc. (c)	173,415
5,090	SPX Corp. (a)	149,239
1,600	SPX FLOW, Inc. (a)	54,768
5,578	TriMas Corp. (a)	164,272
18,602	Wabash National Corp.	280,890
		2,268,778

	Marine — 0.6%
10,693	Matson, Inc.	375,110

	Media — 5.1%
5,112	AMC Networks, Inc., Class A (a)	299,461
20,577	Emerald Expositions Events, Inc.	300,836
53,657	Entercom Communications Corp., Class A	348,234
33,878	Gannett Co., Inc.	328,616
24,223	Gray Television, Inc. (a)	419,300
3,321	Meredith Corp.	171,231
21,613	New Media Investment Group, Inc.	303,663
14,952	Sinclair Broadcast Group, Inc., Class A	428,225
35,443	TEGNA, Inc.	409,012
		3,008,578

	Metals & Mining — 2.0%
46,817	Coeur Mining, Inc. (a)	223,785
8,263	Commercial Metals Co.	157,493
89,439	Hecla Mining Co.	214,654
12,541	Warrior Met Coal, Inc.	351,148
5,755	Worthington Industries, Inc.	241,019
		1,188,099

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts — 3.3%
17,971	Apollo Commercial Real Estate Finance, Inc.	$336,237
26,795	Invesco Mortgage Capital, Inc.	404,069
16,754	PennyMac Mortgage Investment Trust	323,520
20,882	Redwood Trust, Inc.	342,882
12,464	TPG RE Finance Trust, Inc.	247,036
22,714	Two Harbors Investment Corp.	333,669
		1,987,413

	Multiline Retail — 1.2%
8,114	Big Lots, Inc.	336,894
5,553	Dillard’s, Inc., Class A (c)	391,042
		727,936

	Oil, Gas & Consumable Fuels — 2.1%
4,742	Arch Coal, Inc., Class A	454,758
40,719	Gulfport Energy Corp. (a)	370,950
51,884	Laredo Petroleum, Inc. (a)	271,872
7,690	SemGroup Corp., Class A	142,188
		1,239,768

	Paper & Forest Products — 0.8%
11,519	Boise Cascade Co.	354,670
4,426	Schweitzer-Mauduit International, Inc.	141,278
		495,948

	Pharmaceuticals — 0.7%
11,188	Prestige Consumer Healthcare, Inc. (a)	404,558

	Professional Services — 0.4%
9,579	TrueBlue, Inc. (a)	223,478

	Real Estate Management & Development — 0.9%
1,958	HFF, Inc., Class A	71,956
2,397	Marcus & Millichap, Inc. (a)	83,224
20,537	Realogy Holdings Corp. (c)	391,641
		546,821

	Road & Rail — 3.0%
6,985	ArcBest Corp.	259,283
5,276	Avis Budget Group, Inc. (a)	148,361
12,648	Heartland Express, Inc.	246,257
25,958	Hertz Global Holdings, Inc. (a)	356,923
16,969	Schneider National, Inc., Class B	371,112
11,991	Werner Enterprises, Inc.	385,990
		1,767,926

	Semiconductors & Semiconductor Equipment — 1.4%
4,831	Advanced Energy Industries, Inc. (a)	207,878
57,360	Amkor Technology, Inc. (a)	410,124

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
6,465	Cirrus Logic, Inc. (a)	$242,050
		860,052

	Software — 0.9%
19,146	Avaya Holdings Corp. (a)	314,377
20,043	TiVo Corp.	220,473
		534,850

	Specialty Retail — 7.5%
16,057	Abercrombie & Fitch Co., Class A	316,323
3,629	Asbury Automotive Group, Inc. (a)	236,248
28,260	Bed Bath & Beyond, Inc.	388,292
14,712	Buckle (The), Inc. (c)	300,125
6,958	Caleres, Inc.	237,964
48,892	Chico’s FAS, Inc.	375,002
651	Children’s Place (The), Inc.	97,259
11,948	Dick’s Sporting Goods, Inc.	422,601
11,104	GameStop Corp., Class A (c)	162,118
6,532	Group 1 Automotive, Inc.	377,158
4,153	Lithia Motors, Inc., Class A	369,949
3,968	Murphy USA, Inc. (a)	319,940
105,643	Office Depot, Inc.	270,446
31,284	Party City Holdco, Inc. (a)	327,543
13,569	Sally Beauty Holdings, Inc. (a)	241,664
		4,442,632

	Textiles, Apparel & Luxury Goods — 0.4%
1,726	G-III Apparel Group Ltd. (a)	68,798
1,880	Oxford Industries, Inc.	167,283
		236,081

	Thrifts & Mortgage Finance — 1.0%
6,529	Capitol Federal Financial, Inc.	81,025
2,643	Flagstar Bancorp, Inc. (a)	81,378
6,005	Kearny Financial Corp.	77,705
4,803	Northwest Bancshares, Inc.	77,520
3,388	Provident Financial Services, Inc.	82,667
7,798	Washington Federal, Inc.	219,592
		619,887

	Tobacco — 0.6%
5,218	Universal Corp.	354,093

	Trading Companies & Distributors — 4.4%
19,347	Aircastle Ltd.	375,912
6,895	Beacon Roofing Supply, Inc. (a)	192,440
18,183	BMC Stock Holdings, Inc. (a)	304,384
14,617	GMS, Inc. (a)	240,304
6,623	Herc Holdings, Inc. (a)	212,333
9,033	MRC Global, Inc. (a)	142,992
10,783	Rush Enterprises, Inc., Class A	381,610
5,148	Systemax, Inc.	166,332

See Notes to Portfolio of Investments

First Trust Small Cap Value AlphaDEX® Fund (FYT)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
12,741	Triton International Ltd.	$409,878
4,061	WESCO International, Inc. (a)	203,781
		2,629,966

	Wireless Telecommunication Services — 1.3%
13,930	Telephone & Data Systems, Inc.	429,462
7,573	United States Cellular Corp. (a)	361,762
		791,224
	Total Common Stocks — 99.9%	59,583,710
	(Cost $65,264,886)

	Money Market Funds — 0.9%
516,490	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (d) (e)	516,490
	(Cost $516,490)

Principal Value	Description	Value

	Repurchase Agreements — 2.9%
$298,719	BNP Paribas S.A., 2.19% (d), dated 10/31/18, due 11/01/18, with a maturity value of $298,737. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $304,784. (e)	298,719
1,459,996	JPMorgan Chase & Co., 2.13% (d), dated 10/31/18, due 11/01/18, with a maturity value of $1,460,082. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $1,492,614. (e)	1,459,996
	Total Repurchase Agreements — 2.9%	1,758,715
	(Cost $1,758,715)

	Total Investments — 103.7%	61,858,915
	(Cost $67,540,091) (f)
	Net Other Assets and Liabilities — (3.7)%	(2,227,529)
	Net Assets — 100.0%	$59,631,386

(a)	Non-income producing security.
(b)	Non-income producing security which makes payment-in-kind (“PIK”) distributions. There were no in-kind distributions received for the fiscal period ended October 31, 2018.
(c)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $2,184,090 and the total value of the collateral held by the Fund is $2,275,205.
(d)	Rate shown reflects yield as of October 31, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,767,982 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,449,158. The net unrealized depreciation was $5,681,176.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$59,583,710	$—	$—
Money Market Funds	516,490	—	—
Repurchase Agreements	—	1,758,715	—
Total Investments	$60,100,200	$1,758,715	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.0%
50,835	Aerojet Rocketdyne Holdings, Inc. (a)	$1,795,492
26,166	Aerovironment, Inc. (a)	2,354,155
31,237	Mercury Systems, Inc. (a)	1,463,766
50,391	Triumph Group, Inc.	919,636
153,589	Wesco Aircraft Holdings, Inc. (a)	1,563,536
		8,096,585

	Air Freight & Logistics — 0.7%
26,829	Air Transport Services Group, Inc. (a)	525,848
40,935	Forward Air Corp.	2,455,691
		2,981,539

	Auto Components — 0.6%
41,902	Fox Factory Holding Corp. (a)	2,251,394

	Banks — 4.4%
19,586	BancFirst Corp.	1,123,845
7,497	City Holding Co.	553,129
32,571	Enterprise Financial Services Corp.	1,415,210
29,967	FB Financial Corp.	1,093,196
42,655	First Bancorp	1,573,543
18,552	First Busey Corp.	517,972
107,058	First Commonwealth Financial Corp.	1,445,283
12,800	First Merchants Corp.	532,608
16,387	Heritage Financial Corp.	536,183
14,212	Independent Bank Corp.	1,114,931
17,707	Independent Bank Group, Inc.	1,025,412
12,394	Lakeland Financial Corp.	533,314
27,559	LegacyTexas Financial Group, Inc.	1,061,848
21,492	Live Oak Bancshares, Inc.	395,453
15,297	National Bank Holdings Corp., Class A	516,427
15,482	Pacific Premier Bancorp, Inc. (a)	452,539
13,286	S&T Bancorp, Inc.	532,901
40,211	Seacoast Banking Corp. of Florida (a)	1,057,951
14,710	ServisFirst Bancshares, Inc.	529,266
19,558	Simmons First National Corp., Class A	523,763
7,096	Tompkins Financial Corp.	518,931
12,922	WesBanco, Inc.	518,172
		17,571,877

	Beverages — 0.6%
6,011	Boston Beer (The) Co., Inc., Class A (a)	1,847,120
7,295	MGP Ingredients, Inc.	519,185
		2,366,305

	Biotechnology — 9.0%
56,556	ACADIA Pharmaceuticals, Inc. (a)	1,101,711

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
20,513	Acceleron Pharma, Inc. (a)	$1,041,445
34,590	Alder Biopharmaceuticals, Inc. (a)	439,293
11,767	AnaptysBio, Inc. (a)	879,230
12,516	Arena Pharmaceuticals, Inc. (a)	446,321
122,491	Arrowhead Pharmaceuticals, Inc. (a)	1,558,086
15,043	Blueprint Medicines Corp. (a)	914,163
71,158	Coherus Biosciences, Inc. (a)	831,837
26,475	CRISPR Therapeutics AG (a)	867,586
8,309	Eagle Pharmaceuticals, Inc. (a)	409,135
18,100	Editas Medicine, Inc. (a)	458,473
35,669	Emergent BioSolutions, Inc. (a)	2,182,586
13,739	Enanta Pharmaceuticals, Inc. (a)	1,060,101
33,440	Genomic Health, Inc. (a)	2,397,982
64,617	Halozyme Therapeutics, Inc. (a)	1,003,502
41,023	Intellia Therapeutics, Inc. (a)	696,571
23,228	Intercept Pharmaceuticals, Inc. (a)	2,230,120
33,447	Intrexon Corp. (a) (b)	386,647
63,603	Ironwood Pharmaceuticals, Inc. (a)	833,199
101,465	Karyopharm Therapeutics, Inc. (a)	1,069,441
53,979	Lexicon Pharmaceuticals, Inc. (a)	422,656
65,700	Momenta Pharmaceuticals, Inc. (a)	821,907
122,605	Natera, Inc. (a)	2,692,406
62,450	PTC Therapeutics, Inc. (a)	2,405,574
38,877	REGENXBIO, Inc. (a)	2,591,930
42,338	Repligen Corp. (a)	2,295,566
40,867	Retrophin, Inc. (a)	1,048,647
69,265	Sangamo Therapeutics, Inc. (a)	877,588
75,288	Vanda Pharmaceuticals, Inc. (a)	1,428,213
14,780	Xencor, Inc. (a)	483,602
		35,875,518

	Building Products — 2.1%
31,063	AAON, Inc.	1,071,363
75,991	Advanced Drainage Systems, Inc.	2,111,790
62,535	Continental Building Products, Inc. (a)	1,739,098
29,186	Patrick Industries, Inc. (a)	1,269,883
108,710	PGT Innovations, Inc. (a)	2,202,465
		8,394,599

	Capital Markets — 1.3%
58,342	Blucora, Inc. (a)	1,687,251
26,514	Hamilton Lane, Inc., Class A	1,017,608
12,818	Houlihan Lokey, Inc.	527,845
10,509	Moelis & Co., Class A	424,143
22,430	PJT Partners, Inc., Class A	1,016,976
28,164	Virtu Financial, Inc., Class A	668,050
		5,341,873

	Chemicals — 1.0%
9,770	Chase Corp.	1,053,597
74,413	Ferro Corp. (a)	1,260,556

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
98,906	PQ Group Holdings, Inc. (a)	$1,587,441
		3,901,594

	Commercial Services & Supplies — 2.3%
39,496	Brady Corp., Class A	1,591,294
75,598	Casella Waste Systems, Inc., Class A (a)	2,461,471
72,248	Covanta Holding Corp.	1,061,323
10,574	McGrath RentCorp	564,546
26,775	Mobile Mini, Inc.	1,100,988
31,839	US Ecology, Inc.	2,226,501
		9,006,123

	Communications Equipment — 0.6%
9,553	Plantronics, Inc.	563,340
152,370	Viavi Solutions, Inc. (a)	1,756,826
		2,320,166

	Construction & Engineering — 0.7%
52,041	Comfort Systems USA, Inc.	2,783,153

	Consumer Finance — 0.5%
81,535	Enova International, Inc. (a)	1,928,303

	Diversified Consumer Services — 0.4%
78,638	Career Education Corp. (a)	1,130,814
11,707	Sotheby’s (a)	491,694
		1,622,508

	Diversified Telecommunication Services — 0.9%
21,039	Cogent Communications Holdings, Inc.	1,093,607
130,454	Iridium Communications, Inc. (a)	2,584,294
		3,677,901

	Electrical Equipment — 2.2%
110,636	Atkore International Group, Inc. (a)	2,130,849
188,761	Sunrun, Inc. (a)	2,314,210
82,249	TPI Composites, Inc. (a)	2,077,610
51,048	Vicor Corp. (a)	2,047,025
		8,569,694

	Electronic Equipment, Instruments & Components — 2.0%
50,377	CTS Corp.	1,344,562
36,492	FARO Technologies, Inc. (a)	1,844,306
36,529	II-VI, Inc. (a)	1,359,974
63,291	KEMET Corp. (a)	1,378,478
11,728	Rogers Corp. (a)	1,443,248

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
36,200	TTM Technologies, Inc. (a)	$423,540
		7,794,108

	Energy Equipment & Services — 1.4%
94,915	Keane Group, Inc. (a)	1,193,082
80,695	Mammoth Energy Services, Inc.	2,014,147
142,400	ProPetro Holding Corp. (a)	2,513,360
		5,720,589

	Equity Real Estate Investment Trusts — 1.4%
20,547	Acadia Realty Trust	572,028
10,841	Agree Realty Corp.	620,864
66,293	CareTrust REIT, Inc.	1,170,734
22,422	Four Corners Property Trust, Inc.	584,766
26,829	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	556,702
34,162	Physicians Realty Trust	566,406
20,944	STAG Industrial, Inc.	554,178
48,716	Tier REIT, Inc.	1,055,676
		5,681,354

	Food Products — 1.4%
12,154	Calavo Growers, Inc.	1,178,938
79,981	Freshpet, Inc. (a)	3,047,276
7,782	J&J Snack Foods Corp.	1,215,237
		5,441,451

	Health Care Equipment & Supplies — 6.2%
827	Atrion Corp.	564,163
15,629	AxoGen, Inc. (a)	582,805
44,146	Cardiovascular Systems, Inc. (a)	1,238,295
21,811	CONMED Corp.	1,470,716
66,710	CryoLife, Inc. (a)	2,066,676
45,227	Glaukos Corp. (a)	2,620,452
35,385	Integer Holdings Corp. (a)	2,635,121
24,806	iRhythm Technologies, Inc. (a)	1,916,512
32,934	Natus Medical, Inc. (a)	984,068
20,311	Orthofix Medical, Inc. (a)	1,235,315
26,512	Quidel Corp. (a)	1,706,312
61,152	STAAR Surgical Co. (a)	2,452,807
54,814	Tandem Diabetes Care, Inc. (a)	2,061,555
506,071	TransEnterix, Inc. (a) (b)	1,654,852
59,543	Wright Medical Group N.V. (a)	1,606,470
		24,796,119

	Health Care Providers & Services — 3.4%
21,464	AMN Healthcare Services, Inc. (a)	1,086,508
45,541	BioTelemetry, Inc. (a)	2,645,932
77,404	Ensign Group (The), Inc.	2,867,044
22,798	LHC Group, Inc. (a)	2,084,421

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
51,294	Premier, Inc., Class A (a)	$2,308,230
24,747	US Physical Therapy, Inc.	2,660,797
		13,652,932

	Health Care Technology — 2.8%
103,353	Evolent Health, Inc., Class A (a)	2,294,437
89,462	HMS Holdings Corp. (a)	2,578,295
86,050	NextGen Healthcare, Inc. (a)	1,270,958
32,657	Omnicell, Inc. (a)	2,308,850
36,154	Tabula Rasa HealthCare, Inc. (a)	2,671,057
		11,123,597

	Hotels, Restaurants & Leisure — 3.5%
40,653	BJ’s Restaurants, Inc.	2,487,151
50,249	Brinker International, Inc.	2,178,294
28,879	Dine Brands Global, Inc.	2,340,354
93,386	SeaWorld Entertainment, Inc. (a)	2,439,242
37,265	Shake Shack, Inc., Class A (a)	1,970,946
42,995	Wingstop, Inc.	2,692,347
		14,108,334

	Household Durables — 1.9%
11,601	Cavco Industries, Inc. (a)	2,327,277
14,768	Installed Building Products, Inc. (a)	449,833
26,702	iRobot Corp. (a) (b)	2,354,315
24,747	LGI Homes, Inc. (a)	1,058,924
60,477	Skyline Champion Corp.	1,441,167
		7,631,516

	Household Products — 0.4%
10,040	WD-40 Co.	1,677,483

	Industrial Conglomerates — 0.7%
64,155	Raven Industries, Inc.	2,789,459

	Insurance — 1.5%
36,770	Kinsale Capital Group, Inc.	2,195,537
48,359	Trupanion, Inc. (a) (b)	1,221,548
60,457	Universal Insurance Holdings, Inc.	2,537,985
		5,955,070

	Interactive Media & Services — 0.9%
116,357	Liberty TripAdvisor Holdings, Inc., Class A (a)	1,677,868
40,550	Match Group, Inc. (a) (b)	2,097,246
		3,775,114

	Internet & Direct Marketing Retail — 1.6%
49,917	Liberty Expedia Holdings, Inc., Class A (a)	2,167,396
111,479	Quotient Technology, Inc. (a)	1,434,735
17,820	Shutterfly, Inc. (a)	891,000

Shares	Description	Value

	Common Stocks (Continued)
	Internet & Direct Marketing Retail (Continued)
43,025	Shutterstock, Inc.	$1,758,862
		6,251,993

	IT Services — 2.0%
48,470	Carbonite, Inc. (a)	1,658,159
65,450	Endurance International Group Holdings, Inc. (a)	645,991
97,433	EVERTEC, Inc.	2,541,053
27,052	GTT Communications, Inc. (a) (b)	971,167
43,721	Virtusa Corp. (a)	2,168,124
		7,984,494

	Leisure Products — 1.2%
85,608	Acushnet Holdings Corp.	2,091,404
120,838	Callaway Golf Co.	2,585,933
		4,677,337

	Life Sciences Tools & Services — 2.1%
25,095	Accelerate Diagnostics, Inc. (a) (b)	374,919
34,330	Cambrex Corp. (a)	1,829,446
57,007	Luminex Corp.	1,640,091
48,995	Medpace Holdings, Inc. (a)	2,552,640
112,564	NeoGenomics, Inc. (a)	2,075,680
		8,472,776

	Machinery — 4.7%
42,082	Actuant Corp., Class A	1,003,656
29,536	Albany International Corp., Class A	2,066,929
37,473	Chart Industries, Inc. (a)	2,550,037
13,118	Douglas Dynamics, Inc.	569,190
34,506	ESCO Technologies, Inc.	2,112,457
109,603	Federal Signal Corp.	2,410,170
102,810	Harsco Corp. (a)	2,824,191
21,771	Kadant, Inc.	2,148,798
31,543	Sun Hydraulics Corp.	1,463,595
20,820	Watts Water Technologies, Inc., Class A	1,458,441
		18,607,464

	Media — 0.3%
45,505	MSG Networks, Inc., Class A (a)	1,162,653

	Metals & Mining — 0.5%
49,791	Carpenter Technology Corp.	2,171,385

	Mortgage Real Estate Investment Trusts — 0.6%
28,557	KKR Real Estate Finance Trust, Inc.	573,425
101,999	Ladder Capital Corp.	1,717,663
		2,291,088

	Oil, Gas & Consumable Fuels — 3.8%
60,481	California Resources Corp. (a)	1,895,475

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
97,924	Callon Petroleum Co. (a)	$976,302
93,184	Carrizo Oil & Gas, Inc. (a)	1,696,881
473,420	Denbury Resources, Inc. (a)	1,633,299
51,015	Extraction Oil & Gas, Inc. (a)	407,610
733,802	Northern Oil and Gas, Inc. (a)	2,157,378
36,444	Penn Virginia Corp. (a)	2,506,618
152,642	QEP Resources, Inc. (a)	1,360,040
64,789	SRC Energy, Inc. (a)	458,706
99,332	WildHorse Resource Development Corp. (a)	2,106,832
		15,199,141

	Personal Products — 1.4%
45,541	Inter Parfums, Inc.	2,686,464
13,250	Medifast, Inc.	2,804,760
		5,491,224

	Pharmaceuticals — 4.0%
174,403	Endo International PLC (a)	2,954,387
97,290	Endocyte, Inc. (a)	2,300,909
77,038	Innoviva, Inc. (a)	1,075,450
26,541	Intra-Cellular Therapies, Inc. (a)	450,666
18,009	MyoKardia, Inc. (a)	953,396
48,099	Omeros Corp. (a) (b)	734,472
47,778	Pacira Pharmaceuticals, Inc. (a)	2,335,866
28,721	Reata Pharmaceuticals, Inc., Class A (a)	1,692,529
23,321	Supernus Pharmaceuticals, Inc. (a)	1,109,147
87,798	TherapeuticsMD, Inc. (a) (b)	429,332
52,889	Theravance Biopharma, Inc. (a) (b)	1,283,616
11,612	Zogenix, Inc. (a)	484,917
		15,804,687

	Professional Services — 1.4%
99,078	CBIZ, Inc. (a)	2,197,550
32,238	Exponent, Inc.	1,626,729
22,901	ICF International, Inc.	1,686,430
		5,510,709

	Real Estate Management & Development — 0.6%
31,628	RMR Group, (The), Inc., Class A	2,399,933

	Road & Rail — 0.5%
27,364	Marten Transport Ltd.	527,031
22,604	Saia, Inc. (a)	1,420,887
		1,947,918

	Semiconductors & Semiconductor Equipment — 0.9%
49,327	Brooks Automation, Inc.	1,530,617
35,270	Diodes, Inc. (a)	1,064,801
15,166	Inphi Corp. (a)	485,312

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
78,901	SunPower Corp. (a) (b)	$474,195
		3,554,925

	Software — 11.4%
81,312	8x8, Inc. (a)	1,397,753
40,911	Alarm.com Holdings, Inc. (a)	1,819,721
51,305	Alteryx, Inc., Class A (a)	2,718,652
37,437	Appfolio, Inc., Class A (a)	2,137,653
46,749	Apptio, Inc., Class A (a)	1,210,799
41,584	Blackline, Inc. (a)	1,928,666
40,370	Bottomline Technologies DE, Inc. (a)	2,690,257
174,713	Cision Ltd. (a)	2,584,005
66,520	Cloudera, Inc. (a)	915,315
41,377	Cornerstone OnDemand, Inc. (a)	2,037,817
21,830	Ebix, Inc.	1,251,077
28,350	Envestnet, Inc. (a)	1,474,767
50,924	Everbridge, Inc. (a)	2,588,467
53,748	Five9, Inc. (a)	2,115,521
75,753	Hortonworks, Inc. (a)	1,352,949
12,402	Imperva, Inc. (a)	686,451
90,489	LivePerson, Inc. (a)	2,045,052
42,504	MINDBODY, Inc., Class A (a)	1,353,327
33,528	PROS Holdings, Inc. (a)	1,103,742
28,537	Q2 Holdings, Inc. (a)	1,519,025
63,603	Rapid7, Inc. (a)	2,304,973
29,577	SPS Commerce, Inc. (a)	2,753,323
23,589	Varonis Systems, Inc. (a)	1,440,580
34,488	Verint Systems, Inc. (a)	1,575,067
123,847	Yext, Inc. (a)	2,380,339
		45,385,298

	Specialty Retail — 1.5%
49,674	Carvana Co. (a) (b)	1,924,867
48,878	Conn’s, Inc. (a)	1,357,831
33,737	Monro, Inc.	2,510,033
		5,792,731

	Technology Hardware, Storage & Peripherals — 0.4%
124,242	3D Systems Corp. (a) (b)	1,500,843

	Textiles, Apparel & Luxury Goods — 1.3%
137,869	Crocs, Inc. (a)	2,831,829
100,867	Fossil Group, Inc. (a)	2,189,823
		5,021,652

	Thrifts & Mortgage Finance — 0.9%
16,749	Axos Financial, Inc. (a)	508,500
129,591	NMI Holdings, Inc., Class A (a)	2,739,554
12,218	WSFS Financial Corp.	519,631
		3,767,685

See Notes to Portfolio of Investments

First Trust Small Cap Growth AlphaDEX® Fund (FYC)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors — 0.8%
30,009	Applied Industrial Technologies, Inc.	$1,972,492
45,735	H&E Equipment Services, Inc.	1,101,756
		3,074,248

	Water Utilities — 1.0%
19,203	American States Water Co.	1,175,608
40,277	California Water Service Group	1,691,634
19,200	SJW Group	1,166,016
		4,033,258

	Wireless Telecommunication Services — 0.3%
30,299	Shenandoah Telecommunications Co.	1,151,968
	Total Common Stocks — 100.0%	398,091,668
	(Cost $414,709,963)

	Money Market Funds — 0.7%
2,812,043	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.09% (c) (d)	2,812,043
	(Cost $2,812,043)

Principal Value	Description	Value

	Repurchase Agreements — 2.4%
$1,626,383	BNP Paribas S.A., 2.19% (c), dated 10/31/18, due 11/01/18, with a maturity value of $1,626,482. Collateralized by U.S. Treasury Note, interest rate of 3.500%, due 05/15/20. The value of the collateral including accrued interest is $1,659,404. (d)	1,626,383
7,948,988	JPMorgan Chase & Co., 2.13% (c), dated 10/31/18, due 11/01/18, with a maturity value of $7,949,458. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 02/28/19. The value of the collateral including accrued interest is $8,126,575. (d)	7,948,988
	Total Repurchase Agreements — 2.4%	9,575,371
	(Cost $9,575,371)

Description	Value

Total Investments — 103.1%
(Cost $427,097,377) (e)
Net Other Assets and Liabilities — (3.1)%	(12,331,109)
Net Assets — 100.0%	$398,147,973

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $11,896,285 and the total value of the collateral held by the Fund is $12,387,414.
(c)	Rate shown reflects yield as of October 31, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,825,676 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $32,443,971. The net unrealized depreciation was $16,618,295.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$398,091,668	$—	$—
Money Market Funds	2,812,043	—	—
Repurchase Agreements	—	9,575,371	—
Total Investments	$400,903,711	$9,575,371	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.4%
666	Boeing (The) Co.	$236,337

	Air Freight & Logistics — 2.6%
2,056	FedEx Corp.	453,019

	Banks — 2.1%
1,817	PNC Financial Services Group (The), Inc.	233,467
2,353	Wells Fargo & Co.	125,250
		358,717

	Biotechnology — 0.6%
350	Biogen, Inc. (a)	106,495

	Capital Markets — 0.7%
2,657	Morgan Stanley	121,319

	Consumer Finance — 0.7%
1,162	American Express Co.	119,372

	Diversified Financial Services — 2.7%
2,311	Berkshire Hathaway, Inc., Class B (a)	474,402

	Diversified Telecommunication Services — 5.5%
18,420	AT&T, Inc.	565,126
6,951	Verizon Communications, Inc.	396,832
		961,958

	Electric Utilities — 2.9%
2,952	NextEra Energy, Inc.	509,220

	Entertainment — 1.4%
2,116	Walt Disney (The) Co.	242,980

	Food & Staples Retailing — 4.3%
2,107	Costco Wholesale Corp.	481,724
3,394	Walgreens Boots Alliance, Inc.	270,739
		752,463

	Food Products — 3.5%
11,223	Kraft Heinz (The) Co.	616,928

	Health Care Equipment & Supplies — 5.2%
6,746	Abbott Laboratories	465,069
862	Intuitive Surgical, Inc. (a)	449,257
		914,326

	Health Care Providers & Services — 4.2%
1,354	Anthem, Inc.	373,122
1,571	CVS Health Corp.	113,725
930	UnitedHealth Group, Inc.	243,055
		729,902

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 0.7%
2,177	Starbucks Corp.	$126,854

	Insurance — 0.7%
926	Chubb Ltd.	115,667

	Internet & Direct Marketing Retail — 2.8%
309	Amazon.com, Inc. (a)	493,785

	IT Services — 1.3%
1,111	Mastercard, Inc., Class A	219,611

	Life Sciences Tools & Services — 2.0%
1,520	Thermo Fisher Scientific, Inc.	355,148

	Machinery — 1.1%
1,622	Caterpillar, Inc.	196,781

	Media — 7.3%
1,898	Charter Communications, Inc., Class A (a)	608,062
17,468	Comcast Corp., Class A	666,230
		1,274,292

	Oil, Gas & Consumable Fuels — 8.3%
3,036	Chevron Corp.	338,969
6,393	ConocoPhillips	446,871
1,940	EOG Resources, Inc.	204,360
4,366	Exxon Mobil Corp.	347,883
1,506	Occidental Petroleum Corp.	101,007
		1,439,090

	Pharmaceuticals — 4.9%
3,459	Eli Lilly & Co.	375,094
11,229	Pfizer, Inc.	483,521
		858,615

	Road & Rail — 4.6%
6,682	CSX Corp.	460,123
2,279	Union Pacific Corp.	333,235
		793,358

	Semiconductors & Semiconductor Equipment — 7.5%
2,507	Broadcom, Inc.	560,290
7,848	Intel Corp.	367,914
1,321	NVIDIA Corp.	278,506
1,718	QUALCOMM, Inc.	108,045
		1,314,755

	Software — 9.0%
917	Adobe, Inc. (a)	225,362
6,369	Dell Technologies, Inc., Class V (a)	575,694
3,244	Microsoft Corp.	346,491

See Notes to Portfolio of Investments

First Trust Mega Cap AlphaDEX® Fund (FMK)

Portfolio of Investments (Continued)
October 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
3,111	salesforce.com, Inc. (a)	$426,954
		1,574,501

	Specialty Retail — 6.4%
5,387	Lowe’s Cos., Inc.	512,950
5,522	TJX (The) Cos., Inc.	606,758
		1,119,708

	Technology Hardware, Storage & Peripherals — 3.4%
2,740	Apple, Inc.	599,676

	Textiles, Apparel & Luxury Goods — 0.6%
1,460	NIKE, Inc., Class B	109,558

	Tobacco — 1.5%
4,102	Altria Group, Inc.	266,794

	Total Investments — 99.9%	17,455,631
	(Cost $17,075,083) (b)
	Net Other Assets and Liabilities — 0.1%	15,676
	Net Assets — 100.0%	$17,471,307

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $976,919 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $596,371. The net unrealized appreciation was $380,548.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$17,455,631	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments

Style Funds

October 31, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund. This report covers the twelve Style Funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Style Fund are listed and traded on The Nasdaq Stock Market LLC (“Nasdaq”).

First Trust Large Cap Core AlphaDEX® Fund – (ticker “FEX”)

First Trust Mid Cap Core AlphaDEX® Fund – (ticker “FNX”)

First Trust Small Cap Core AlphaDEX® Fund – (ticker “FYX”)

First Trust Large Cap Value AlphaDEX® Fund – (ticker “FTA”)

First Trust Large Cap Growth AlphaDEX® Fund – (ticker “FTC”)

First Trust Multi Cap Value AlphaDEX® Fund – (ticker “FAB”)

First Trust Multi Cap Growth AlphaDEX® Fund – (ticker “FAD”)

First Trust Mid Cap Value AlphaDEX® Fund – (ticker “FNK”)

First Trust Mid Cap Growth AlphaDEX® Fund – (ticker “FNY”)

First Trust Small Cap Value AlphaDEX® Fund – (ticker “FYT”)

First Trust Small Cap Growth AlphaDEX® Fund – (ticker “FYC”)

First Trust Mega Cap AlphaDEX® Fund – (ticker “FMK”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2018 (Unaudited)

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
ο	Quoted prices for similar investments in active markets.
ο	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
ο	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
ο	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2018 (Unaudited)

•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of October 31, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At October 31, 2018, all the Funds except FEX, FTA, FTC and FMK had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

First Trust Exchange–Traded AlphaDEX® Fund

Notes to Portfolio of Investments (Continued)

Style Funds

October 31, 2018 (Unaudited)

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (August 1, 2018 through October 31, 2018) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded AlphaDEX® Fund

Style Funds

October 31, 2018 (Unaudited)

Licensing Information

FTP has licensed to Nasdaq, Inc., free of charge, the right to use certain intellectual property owned by FTP including the AlphaDEX® trademark and the AlphaDEX® stock selection method, in connection with the Nasdaq Inc.’s creation of the Indices.

Notwithstanding such license, Nasdaq, Inc. is solely responsible for the creation, compilation and administration of the Indices and has the exclusive right to determine the stocks included in the indices and the indices’ methodologies.

The Funds are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”).The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the Indices to track general stock market performance. The Corporations’ only relationship to First Trust is in the licensing of “Nasdaq,” and the Indices’ registered trademarks, trade names and service marks of the Corporations and the use of the Indices which is determined, composed and calculated by Nasdaq without regard to Licensee or the Funds. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the Indices. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which a Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Item 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange –Traded AlphaDEX® Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	December 27, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	December 27, 2018